UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03919
Name of Registrant: Vanguard STAR Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2016
Item 1: Schedule of Investments

Vanguard STAR Fund

Schedule of Investments
As of January 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.1%)
Vanguard Windsor II Fund Investor Shares	80,944,774	2,569,187
Vanguard Windsor Fund Investor Shares	79,191,727	1,394,566
Vanguard PRIMECAP Fund Investor Shares	11,534,396	1,074,429
Vanguard U.S. Growth Fund Investor Shares	38,588,745	1,072,381
Vanguard Morgan Growth Fund Investor Shares	46,060,182	1,071,360
Vanguard Explorer Fund Investor Shares	9,162,431	669,591
		7,851,514
International Stock Funds (19.0%)
Vanguard International Value Fund	57,859,735	1,701,077
Vanguard International Growth Fund Investor Shares	85,978,447	1,674,860
		3,375,937
U.S. Bond Funds (36.9%)
Vanguard GNMA Fund Investor Shares	203,708,642	2,193,942
Vanguard Long-Term Investment Grade Fund Investor Shares	219,157,465	2,191,575
Vanguard Short-Term Investment-Grade Fund Investor Shares	206,190,047	2,185,614
		6,571,131
Total Investment Companies (Cost $13,610,909)		17,798,582
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.441% (Cost $611)	611,231	611

Total Investments (100.0%) (Cost $13,611,520)		17,799,193
Other Assets and Liabilities-Net (0.0%)		(416)
Net Assets (100%)		17,798,777

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

STAR Fund

C. At January 31, 2016, the cost of investment securities for tax purposes was $13,611,520,000. Net unrealized appreciation of investment securities for tax purposes was $4,187,673,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
			Proceeds			Jan. 31,
	Oct. 31, 2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	N/A2	N/A2	—	—	611

Vanguard Explorer Fund	709,476	113,270	10,353	2,085	64,444	669,591

Vanguard GNMA Fund	2,324,336	60,422	205,326	14,122	—	2,193,942
Vanguard International Growth
Fund	1,784,797	107,633	25,910	23,861	—	1,674,860
Vanguard International Value
Fund	1,755,614	159,938	10,745	34,985	—	1,701,077
Vanguard Long-Term
Investment Grade Fund	2,332,065	138,783	241,176	25,723	24,604	2,191,575

Vanguard Morgan Growth Fund	1,157,973	121,704	29,964	7,247	81,457	1,071,360

Vanguard PRIMECAP Fund	1,155,159	96,710	40,706	11,947	51,263	1,074,429
Vanguard Short-Term
Investment Grade Fund	2,324,190	58,622	188,345	11,894	435,845	2,185,614

Vanguard U.S. Growth Fund	1,150,543	126,191	40,602	5,140	88,050	1,072,381

Vanguard Windsor Fund	1,454,967	200,983	16,143	11,274	86,709	1,394,566

Vanguard Windsor II Fund	2,679,460	279,900	17,500	28,557	134,957	2,569,187

Total	18,828,580	1,464,156	826,770	176,835	967,329	17,799,193
1 Includes net realized gain (loss) on affiliated investment securities sold of ($438,524,000). 2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Total International Stock Index Fund

Schedule of Investments
As of January 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Argentina (0.0%)
Siderar SAIC Class A	390	—

Australia (4.9%)
Commonwealth Bank of Australia	17,122,909	967,889
Westpac Banking Corp.	33,495,863	741,813
National Australia Bank Ltd.	26,362,603	523,723
Australia & New Zealand Banking Group Ltd.	28,990,255	503,245
BHP Billiton Ltd.	32,376,699	355,562
CSL Ltd.	4,718,500	351,479
Wesfarmers Ltd.	11,271,732	340,104
Woolworths Ltd.	12,772,662	222,050
Telstra Corp. Ltd.	43,391,321	174,840
Scentre Group	51,542,474	161,007
Macquarie Group Ltd.	3,103,155	160,067
Transurban Group	20,395,072	157,240
Woodside Petroleum Ltd.	7,230,295	145,723
Westfield Corp.	19,455,538	138,497
Brambles Ltd.	15,935,465	127,299
Rio Tinto Ltd.	4,283,345	120,961
AMP Ltd.	29,547,035	113,864
Amcor Ltd.	11,657,501	111,166
QBE Insurance Group Ltd.	13,819,824	108,106
Suncorp Group Ltd.	12,954,587	108,075
Insurance Australia Group Ltd.	24,477,707	92,584
AGL Energy Ltd.	6,813,641	90,869
Goodman Group	17,693,090	77,474
Caltex Australia Ltd.	2,727,996	72,954
* Newcrest Mining Ltd.	7,602,494	71,469
Stockland	23,839,585	69,948
Vicinity Centres	33,093,967	68,898
APA Group	11,248,029	68,570
GPT Group	18,112,721	63,360
ASX Ltd.	1,937,339	58,601
Ramsay Health Care Ltd.	1,308,684	56,819
Oil Search Ltd.	11,744,447	55,191
Sonic Healthcare Ltd.	4,156,357	54,795
Aurizon Holdings Ltd.	20,312,293	53,711
Origin Energy Ltd.	17,645,886	52,226
James Hardie Industries plc	4,492,830	52,062
LendLease Group	5,557,491	51,897
Dexus Property Group	9,788,082	51,626
Sydney Airport	10,912,559	51,386
Mirvac Group	37,307,516	50,941
Medibank Pvt Ltd.	27,847,649	49,912
Treasury Wine Estates Ltd.	7,402,598	48,180
Aristocrat Leisure Ltd.	6,406,306	47,077
Tatts Group Ltd.	14,808,131	44,050
Cochlear Ltd.	574,904	38,533
DUET Group (Stapled Security)	23,330,082	38,394

	Orica Ltd.	3,764,341	38,362
	Asciano Ltd.	5,962,080	37,798
	Santos Ltd.	16,478,149	37,791
*	South32 Ltd.	53,436,639	37,506
	Incitec Pivot Ltd.	16,791,500	37,428
	Computershare Ltd.	4,983,411	37,206
	SEEK Ltd.	3,451,962	35,938
	Bank of Queensland Ltd.	3,801,236	35,608
	Bendigo & Adelaide Bank Ltd.	4,553,782	35,030
	Crown Resorts Ltd.	3,817,249	33,669
	Challenger Ltd.	5,722,107	32,567
	Coca-Cola Amatil Ltd.	5,439,211	32,564
*	Star Entertainment Grp Ltd.	8,321,542	32,121
	Boral Ltd.	7,511,054	30,140
	Qantas Airways Ltd.	10,273,338	28,568
	Tabcorp Holdings Ltd.	8,422,529	27,689
	Domino's Pizza Enterprises Ltd.	618,406	26,554
	Healthscope Ltd.	15,636,363	24,718
	TPG Telecom Ltd.	3,331,129	24,000
	Ansell Ltd.	1,554,023	22,334
	REA Group Ltd.	537,067	20,386
^	Fortescue Metals Group Ltd.	16,178,916	20,333
	BlueScope Steel Ltd.	5,825,415	19,492
^	Alumina Ltd.	25,531,891	19,111
	Orora Ltd.	12,183,947	19,025
	AusNet Services	17,595,070	18,426
	DuluxGroup Ltd.	3,936,730	18,245
	carsales.com Ltd.	2,116,626	17,887
	CIMIC Group Ltd.	1,029,593	17,758
	IOOF Holdings Ltd.	3,009,747	17,666
	Magellan Financial Group Ltd.	1,072,380	17,578
	Harvey Norman Holdings Ltd.	5,322,246	16,971
^	JB Hi-Fi Ltd.	1,003,821	16,830
	Veda Group Ltd.	8,392,637	16,794
	Iluka Resources Ltd.	4,268,319	16,747
	Investa Office Fund	5,762,677	16,117
	M2 Group Ltd.	1,783,945	16,101
^	Flight Centre Travel Group Ltd.	572,101	15,988
	Adelaide Brighton Ltd.	4,646,454	15,698
	Fairfax Media Ltd.	24,654,391	15,643
	BT Investment Management Ltd.	2,018,240	15,436
	Recall Holdings Ltd.	3,158,797	14,841
	Perpetual Ltd.	443,848	13,102
	Macquarie Atlas Roads Group	4,253,300	13,022
	Sirtex Medical Ltd.	470,143	12,687
	Northern Star Resources Ltd.	5,964,016	12,575
	ALS Ltd.	5,121,055	12,143
*,^ Metcash Ltd.		9,513,708	11,946
^	Qube Holdings Ltd.	7,046,246	11,504
	Shopping Centres Australasia Property Group	7,392,527	11,288
^	Vocus Communications Ltd.	2,005,105	11,259
	GrainCorp Ltd. Class A	1,822,236	11,114
	nib holdings Ltd.	4,308,350	10,987
	Charter Hall Group	3,437,120	10,947
	Platinum Asset Management Ltd.	2,317,620	10,729
	BWP Trust	4,847,809	10,642
	Cromwell Property Group	14,803,710	10,440

^	Super Retail Group Ltd.	1,417,257	10,359
^	Navitas Ltd.	3,034,868	10,120
	Charter Hall Retail REIT	3,334,091	9,801
	Downer EDI Ltd.	4,321,456	9,675
^	G8 Education Ltd.	3,715,190	9,562
	InvoCare Ltd.	1,100,744	9,345
	Evolution Mining Ltd.	9,047,357	9,344
	Mantra Group Ltd.	2,652,804	9,161
	CSR Ltd.	4,983,657	9,102
	Primary Health Care Ltd.	4,997,920	8,808
	IRESS Ltd.	1,262,555	8,695
	Nufarm Ltd.	1,759,826	8,632
	Aveo Group	3,929,230	8,357
	OZ Minerals Ltd.	3,047,424	8,336
	Spotless Group Holdings Ltd.	11,144,093	8,326
	Nine Entertainment Co. Holdings Ltd.	6,762,592	8,010
	Sims Metal Management Ltd.	1,628,220	7,943
	Premier Investments Ltd.	816,417	7,677
*	Burson Group Ltd.	2,412,213	7,208
	ARB Corp. Ltd.	659,143	7,189
*	Mayne Pharma Group Ltd.	7,565,840	7,092
	Automotive Holdings Group Ltd.	2,277,856	7,062
	Abacus Property Group	3,167,824	6,820
	Independence Group NL	4,151,607	6,580
	Ardent Leisure Group	4,374,153	6,416
^	Bega Cheese Ltd.	1,238,321	6,249
	Sigma Pharmaceuticals Ltd.	10,487,797	6,171
	Estia Health Ltd.	1,272,400	6,171
^	Regis Resources Ltd.	3,631,651	6,090
	Genworth Mortgage Insurance Australia Ltd.	3,281,557	6,088
	Brickworks Ltd.	563,856	6,088
^	Myer Holdings Ltd.	8,181,912	6,075
	Pact Group Holdings Ltd.	1,692,445	6,024
	SAI Global Ltd.	2,052,817	5,943
*,^ Syrah Resources Ltd.		2,115,186	5,855
	Sandfire Resources NL	1,578,893	5,718
	Cleanaway Waste Management Ltd.	10,628,954	5,583
	Breville Group Ltd.	1,279,512	5,554
	Seven West Media Ltd.	9,134,135	5,440
	Regis Healthcare Ltd.	1,322,582	5,437
	FlexiGroup Ltd.	2,693,819	5,425
*	Pacific Brands Ltd.	9,291,268	5,352
	Australian Pharmaceutical Industries Ltd.	3,587,006	5,351
	McMillan Shakespeare Ltd.	586,900	5,342
	WorleyParsons Ltd.	2,132,495	5,232
	iSentia Group Ltd.	1,550,563	5,074
	Tassal Group Ltd.	1,479,556	5,072
*,2 MYOB Group Ltd.		2,245,624	4,987
	OzForex Group Ltd.	2,235,969	4,971
	Japara Healthcare Ltd.	2,414,314	4,944
	Technology One Ltd.	1,456,320	4,917
	Steadfast Group Ltd.	4,552,798	4,737
^	Retail Food Group Ltd.	1,464,161	4,724
	Gateway Lifestyle	2,228,053	4,637
^	Greencross Ltd.	892,115	4,577
	Cover-More Group Ltd.	3,173,687	4,492
	Asaleo Care Ltd.	4,016,534	4,466

	Southern Cross Media Group Ltd.	5,470,714	4,414
	Village Roadshow Ltd.	873,344	4,339
*	Broadspectrum Ltd.	4,999,968	4,320
*	Costa Group Holdings Ltd.	2,358,678	4,124
	Altium Ltd.	1,157,769	4,073
	GUD Holdings Ltd.	853,601	3,973
	GWA Group Ltd.	2,713,937	3,917
*	Saracen Mineral Holdings Ltd.	7,523,582	3,820
*	Australian Agricultural Co. Ltd.	3,959,701	3,779
*,^ Highfield Resources Ltd.		2,765,135	3,772
^	Mineral Resources Ltd.	1,409,280	3,766
^	Monadelphous Group Ltd.	841,436	3,764
*	NEXTDC Ltd.	2,104,640	3,755
*,^ Virgin Australia Holdings Ltd.		10,191,960	3,559
^	Growthpoint Properties Australia Ltd.	1,633,532	3,520
	Beach Energy Ltd.	12,749,319	3,468
	Programmed Maintenance Services Ltd.	2,390,860	3,434
^	Folkestone Education Trust	2,148,886	3,423
*	APN News & Media Ltd.	9,006,054	3,332
	Credit Corp. Group Ltd.	410,220	3,289
	Webjet Ltd.	838,226	3,206
^	Seven Group Holdings Ltd.	936,136	3,172
	National Storage REIT	2,914,007	3,120
*	iProperty Group Ltd.	1,099,350	3,111
^	Cabcharge Australia Ltd.	1,321,249	2,946
*,^ Mesoblast Ltd.		2,688,955	2,930
*,^ UGL Ltd.		1,831,191	2,883
	UXC Ltd.	3,324,491	2,855
	Virtus Health Ltd.	627,961	2,846
^	Select Harvests Ltd.	746,437	2,845
	Ingenia Communities Group	1,396,101	2,748
^	Western Areas Ltd.	1,997,936	2,719
	New Hope Corp. Ltd.	2,304,948	2,717
	Hotel Property Investments	1,446,104	2,689
	GDI Property Group	4,249,936	2,556
*,^ Lynas Corp. Ltd.		37,476,920	2,551
*	Karoon Gas Australia Ltd.	2,188,589	2,519
^	TFS Corp. Ltd.	2,707,211	2,489
*	Ten Network Holdings Ltd.	2,693,685	2,311
^	Reject Shop Ltd.	300,339	2,241
*,^ Paladin Energy Ltd.		14,753,196	2,213
	Tox Free Solutions Ltd.	1,145,433	2,150
^	Ainsworth Game Technology Ltd.	1,336,793	2,119
	STW Communications Group Ltd.	3,855,664	2,083
	Thorn Group Ltd.	1,420,634	2,018
	Astro Japan Property Group	522,452	1,973
*,^ Liquefied Natural Gas Ltd.		4,189,379	1,956
*,^ AWE Ltd.		4,995,388	1,865
	Cedar Woods Properties Ltd.	531,998	1,664
*,^ Whitehaven Coal Ltd.		5,503,082	1,636
*	Infigen Energy	4,768,975	1,607
	RCR Tomlinson Ltd.	1,145,341	1,474
*,^ Starpharma Holdings Ltd.		3,183,978	1,458
^	Slater & Gordon Ltd.	3,243,013	1,407
*,^ Arrium Ltd.		26,938,843	1,276
*	Drillsearch Energy Ltd.	3,386,101	1,196
*	Billabong International Ltd.	1,011,982	1,168

*,^ CuDeco Ltd.		1,465,862	1,146
^	Cardno Ltd.	1,651,655	1,110
	ERM Power Ltd.	1,059,322	1,098
	SMS Management & Technology Ltd.	639,392	1,096
	Cash Converters International Ltd.	2,850,482	1,062
*,^ Senex Energy Ltd.		9,662,159	1,049
*,^ Perseus Mining Ltd.		5,222,438	1,023
*,^ Newcrest Mining Ltd. ADR		107,626	1,013
	Watpac Ltd.	1,310,825	986
^	Acrux Ltd.	1,854,394	928
^	Beadell Resources Ltd.	8,425,657	924
^	MMA Offshore Ltd.	3,847,515	905
*	Resolute Mining Ltd.	3,500,881	808
^	Decmil Group Ltd.	1,109,374	793
^	MACA Ltd.	1,535,388	764
*,^ Mount Gibson Iron Ltd.		5,402,085	712
^	Capitol Health Ltd.	4,336,820	636
*,^ Horizon Oil Ltd.		9,966,116	507
*	Troy Resources Ltd.	3,129,534	499
*	Sundance Energy Australia Ltd.	5,331,510	460
*	Bradken Ltd.	1,320,812	415
*,^ Medusa Mining Ltd.		1,486,349	400
	Sims Metal Management Ltd. ADR	66,577	318
*,^ Buru Energy Ltd.		1,823,692	285
	Ausdrill Ltd.	1,642,190	274
*,^ Kingsgate Consolidated Ltd.		1,711,181	273
	Hills Ltd.	1,356,559	206
*,^ S2 Resources Ltd.		1,172,702	116
*	Tap Oil Ltd.	1,524,457	113
	Mincor Resources NL	1,066,764	106
	Panoramic Resources Ltd.	1,754,609	103
*,^ Atlas Iron Ltd.		6,556,768	75
*	BGP Holdings PLC	17,449,685	—
*	SGH Energy Pty Ltd.	5,925,255	—
*	Kagara Ltd.	2,282,838	—
^	Dick Smith Holdings Ltd.	1,313,373	—
*	Jacana Minerals Ltd.	215,615	—
	Transpacific Industries Group Ltd.		—
			8,932,453
Austria (0.2%)
*	Erste Group Bank AG	2,896,461	83,669
	OMV AG	1,445,524	37,209
	ANDRITZ AG	725,435	33,732
	voestalpine AG	1,150,515	30,258
	Wienerberger AG	1,191,538	18,234
*	IMMOFINANZ AG	9,111,545	17,172
*	Raiffeisen Bank International AG	1,194,317	15,065
	CA Immobilien Anlagen AG	747,075	12,812
	BUWOG AG	597,429	12,281
	Oesterreichische Post AG	340,995	12,102
	Vienna Insurance Group AG Wiener Versicherung Gruppe	386,319	9,544
	Mayr Melnhof Karton AG	80,122	9,092
*	Conwert Immobilien Invest SE	624,979	8,838
^	Verbund AG	669,294	8,091
	UNIQA Insurance Group AG	1,114,396	7,050
	Zumtobel Group AG	275,022	5,708
^	Schoeller-Bleckmann Oilfield Equipment AG	107,271	5,599

	Lenzing AG	78,769	5,266
	Flughafen Wien AG	55,345	4,866
	RHI AG	247,677	4,654
	S IMMO AG	551,924	4,588
	Telekom Austria AG	790,335	4,355
	Strabag SE	158,057	3,858
	Palfinger AG	114,977	3,282
^	EVN AG	280,150	3,096
^	Semperit AG Holding	95,312	2,849
	Kapsch TrafficCom AG	46,193	1,629
			364,899
Belgium (1.1%)
	Anheuser-Busch InBev SA	8,041,777	1,011,392
	KBC Groep NV	2,772,636	158,892
	Delhaize Group	1,034,123	108,542
	UCB SA	1,225,392	104,773
	Ageas	2,081,116	84,516
	Groupe Bruxelles Lambert SA	780,735	59,358
	Solvay SA Class A	712,967	59,065
	Proximus SADP	1,408,388	48,684
	Umicore SA	1,048,623	38,553
	Colruyt SA	663,467	35,475
	Ackermans & van Haaren NV	251,718	32,614
	Ontex Group NV	704,133	26,095
*	Telenet Group Holding NV	490,674	25,542
	bpost SA	1,014,058	24,057
	Cofinimmo SA	202,705	22,077
*	Galapagos NV	342,388	17,062
	Euronav NV	1,317,284	15,361
	Elia System Operator SA/NV	268,117	12,930
	Warehouses De Pauw CVA	142,624	11,567
^	Bekaert SA	354,253	11,414
	Melexis NV	215,304	10,820
	Befimmo SA	166,022	9,523
	Gimv NV	189,054	9,110
	D'ieteren SA/NV	271,930	8,901
	Cie d'Entreprises CFE	69,863	7,159
*	AGFA-Gevaert NV	1,645,009	7,021
	Ion Beam Applications	193,627	6,527
*	Tessenderlo Chemie NV (Voting Shares)	230,335	6,100
*	Mobistar SA	292,045	6,069
	KBC Ancora	157,885	5,910
^	Kinepolis Group NV	124,003	5,253
	Barco NV	80,857	5,078
	Econocom Group SA/NV	537,311	5,038
*,^ Nyrstar (Voting Shares)		3,311,418	4,859
*	BHF Kleinwort Benson Group	766,123	4,760
	Van de Velde NV	68,022	4,153
^	EVS Broadcast Equipment SA	97,920	3,133
^	Fagron	310,913	2,320
*	Wereldhave Belgium NV	20,682	2,249
			2,021,952
Brazil (1.1%)
	Ambev SA	39,412,116	184,441
	Itau Unibanco Holding SA Preference Shares	22,355,187	140,428
	Banco Bradesco SA Preference Shares	21,234,208	97,014

	BRF SA	7,574,603	91,433
	Cielo SA	8,733,802	74,299
	Itausa - Investimentos Itau SA Preference Shares	35,075,957	60,710
	Ultrapar Participacoes SA	3,872,076	57,668
*	Petroleo Brasileiro SA	31,734,757	55,442
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	17,355,929	44,806
	Itau Unibanco Holding SA ADR	7,060,315	44,409
*	Petroleo Brasileiro SA Preference Shares	34,661,464	42,274
	Embraer SA	5,439,305	39,260
	Ambev SA ADR	7,806,516	36,456
	BB Seguridade Participacoes SA	6,046,582	35,096
	Kroton Educacional SA	15,373,416	32,793
	Banco do Brasil SA	8,701,622	30,338
	Banco Bradesco SA	6,086,775	29,989
	Klabin SA	5,536,539	29,104
	Lojas Renner SA	6,498,000	28,884
	Telefonica Brasil SA Preference Shares	3,301,593	28,760
	Vale SA Preference Shares	15,460,701	28,146
	CCR SA	8,680,277	27,845
	Raia Drogasil SA	2,521,893	26,201
	Vale SA	10,505,500	25,699
	Lojas Americanas SA Preference Shares	5,226,420	24,424
	Banco Bradesco SA ADR	5,062,692	23,136
*	Hypermarcas SA	3,882,147	21,771
	CETIP SA - Mercados Organizados	2,240,268	21,490
	WEG SA	5,468,555	21,160
	JBS SA	6,850,724	18,560
	Equatorial Energia SA	1,997,368	18,098
	Tractebel Energia SA	2,110,820	17,916
	Fibria Celulose SA	1,557,055	17,157
	BRF SA ADR	1,226,208	14,874
	BR Malls Participacoes SA	4,354,269	12,983
	Cia de Saneamento Basico do Estado de Sao Paulo	2,381,994	12,743
	Suzano Papel e Celulose SA Preference Shares Class A	2,954,506	11,785
	Embraer SA ADR	409,243	11,778
	Tim Participacoes SA	7,258,838	11,610
	TOTVS SA	1,408,281	11,425
	Sul America SA	2,455,343	11,115
	BTG Pactual Group	2,533,536	10,685
*	Petroleo Brasileiro SA ADR Type A	4,368,964	10,617
*	CPFL Energia SA	2,581,919	10,493
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,051,602	10,075
*,^ Petroleo Brasileiro SA ADR		2,872,138	9,966
	Natura Cosmeticos SA	1,719,081	9,646
	Cia Energetica de Minas Gerais Preference Shares	5,656,366	8,379
	Multiplan Empreendimentos Imobiliarios SA	786,087	8,164
	Fibria Celulose SA ADR	718,290	7,937
	Estacio Participacoes SA	2,691,322	7,897
	Vale SA Class B Pfd. ADR	4,219,331	7,806
	Localiza Rent a Car SA	1,406,757	7,726
	Qualicorp SA	2,174,971	7,354
	Braskem SA Preference Shares	1,197,746	7,212
	EDP - Energias do Brasil SA	2,342,802	7,119
	Itau Unibanco Holding SA	1,243,072	7,055
	Cosan SA Industria e Comercio	1,084,194	6,838
	Odontoprev SA	2,637,646	6,664
	M Dias Branco SA	457,771	6,651

^ Vale SA Class B ADR	2,711,339	6,643
MRV Engenharia e Participacoes SA	2,883,412	6,616
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao SA	656,573	6,554
Porto Seguro SA	983,401	6,443
Gerdau SA Preference Shares	6,845,401	6,192
Cia Energetica de Sao Paulo Preference Shares	1,790,514	5,925
Telefonica Brasil SA ADR	668,451	5,829
Sao Martinho SA	473,214	5,665
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,055,490	5,605
* AES Tiete Energia SA	1,598,062	5,246
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,786,439	4,990
Cia Hering	1,435,215	4,653
Transmissora Alianca de Energia Eletrica SA	982,367	4,278
Lojas Americanas SA	1,478,225	4,255
Cia Siderurgica Nacional SA	4,556,048	4,071
Linx SA	317,722	3,983
Centrais Eletricas Brasileiras SA Preference Shares	1,579,368	3,980
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	347,319	3,968
Cia Brasileira de Distribuicao ADR	412,724	3,941
Multiplus SA	493,644	3,914
* Marfrig Global Foods SA	2,514,556	3,848
BR Properties SA	1,870,249	3,822
Duratex SA	2,736,545	3,633
* Minerva SA	1,140,900	3,510
* B2W Cia Digital	1,028,554	3,421
Cia Paranaense de Energia Preference Shares	551,750	3,052
* Centrais Eletricas Brasileiras SA	2,088,100	3,049
Smiles SA	420,800	3,002
Iguatemi Empresa de Shopping Centers SA	587,751	2,969
Tupy SA	653,369	2,906
Grendene SA	740,523	2,827
Fleury SA	763,231	2,790
Mahle-Metal Leve SA	431,634	2,618
Cia Energetica de Minas Gerais ADR	1,750,342	2,590
Alpargatas SA Preference Shares	1,408,911	2,571
Marcopolo SA Preference Shares	4,825,404	2,455
Cia Paranaense de Energia ADR	436,456	2,396
Aliansce Shopping Centers SA	890,494	2,338
Arezzo Industria e Comercio SA	450,246	2,144
Braskem SA ADR	172,000	2,062
Banco do Estado do Rio Grande do Sul SA Preference Shares	1,839,096	2,052
Alupar Investimento SA	657,800	2,037
Cia de Saneamento de Minas Gerais-COPASA	624,065	2,011
SLC Agricola SA	481,754	1,974
Even Construtora e Incorporadora SA	1,878,883	1,943
EcoRodovias Infraestrutura e Logistica SA	1,924,962	1,926
Bradespar SA Preference Shares	2,249,061	1,883
Iochpe Maxion SA	692,680	1,854
Centrais Eletricas Brasileiras SA ADR Prf Class B	724,058	1,825
* Oi SA	3,176,622	1,744
Gerdau SA ADR	1,906,374	1,735
^ Cia Siderurgica Nacional SA ADR	2,218,501	1,708
* CPFL Energia SA ADR	202,463	1,660
Tim Participacoes SA ADR	207,108	1,638
Ez Tec Empreendimentos e Participacoes SA	510,956	1,580
* Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	782,513	1,546

Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	150,635	1,524
Metalurgica Gerdau SA Preference Shares Class A	5,869,941	1,518
* Gafisa SA	2,401,323	1,416
* Rumo Logistica Operadora Multimodal SA	2,888,032	1,371
JSL SA	760,868	1,316
Light SA	643,159	1,308
Santos Brasil Participacoes SA	415,049	1,238
* Magnesita Refratarios SA	326,125	1,208
Sonae Sierra Brasil SA	317,260	1,201
Diagnosticos da America SA	456,563	1,188
CVC Brasil Operadora e Agencia de Viagens SA	375,400	1,174
Arteris SA	479,687	1,145
* Centrais Eletricas Brasileiras SA ADR	805,734	1,144
GAEC Educacao SA	450,484	1,128
* Gafisa SA ADR	972,000	1,128
International Meal Co. Alimentacao SA	1,248,211	1,124
Cia Energetica de Minas Gerais	719,128	1,045
QGEP Participacoes SA	950,695	994
Cia Energetica do Ceara Preference Shares	117,133	958
Usinas Siderurgicas de Minas Gerais SA Preference Shares	3,948,202	844
Usinas Siderurgicas de Minas Gerais SA	1,054,000	843
Via Varejo SA	1,140,300	833
Randon Participacoes SA Preference Shares	1,347,556	742
Cia Paranaense de Energia	183,700	661
Guararapes Confeccoes SA	63,825	645
* Paranapanema SA	1,280,353	609
* Restoque Comercio e Confeccoes de Roupas SA	927,500	549
2 Ser Educacional SA	279,600	529
Direcional Engenharia SA	622,691	514
* Oi SA Preference Shares	1,212,585	502
Tecnisa SA	819,877	480
Marisa Lojas SA	384,670	426
* Mills Estruturas e Servicos de Engenharia SA	582,979	363
LPS Brasil Consultoria de Imoveis SA	534,370	355
* JHSF Participacoes SA	1,050,785	329
* Gol Linhas Aereas Inteligentes SA Preference Shares	709,200	272
Tegma Gestao Logistica	234,200	192
* PDG Realty SA Empreendimentos e Participacoes	362,908	184
Cosan Logistica SA	1,095,194	143
* Oi SA ADR	286,601	120
^ Gol Linhas Aereas Inteligentes SA ADR	128,200	70
* Oi SA ADR WI	8,713	5
Contax Participacoes SA Preference Shares	45,455	1
Itausa - Investimentos Itau SA	42	—
Klabin SA Preference Shares	3	—
* Minerva SA Rights Exp. 02/25/2016	516,566	—
		1,955,013
Canada (6.0%)
^ Royal Bank of Canada	14,691,902	760,866
Toronto-Dominion Bank	18,598,685	705,632
Bank of Nova Scotia	12,195,907	499,624
Canadian National Railway Co.	7,176,906	389,097
Suncor Energy Inc.	14,687,219	347,863
^ Bank of Montreal (Toronto Shares)	6,474,944	347,666
Enbridge Inc.	8,583,029	298,130
* Valeant Pharmaceuticals International Inc.	3,194,257	294,139
Manulife Financial Corp.	19,859,284	276,008

Brookfield Asset Management Inc. Class A (Toronto Shares)	8,807,673	265,884
Canadian Imperial Bank of Commerce	4,029,940	262,468
TransCanada Corp.	7,089,899	246,216
Canadian Natural Resources Ltd.	11,059,084	236,749
Sun Life Financial Inc.	6,148,772	176,356
Alimentation Couche-Tard Inc. Class B	3,968,220	172,733
Canadian Pacific Railway Ltd.	1,411,583	169,684
Potash Corp. of Saskatchewan Inc.	8,365,836	136,395
Magna International Inc.	3,923,517	136,311
^ Thomson Reuters Corp.	3,585,219	134,103
Rogers Communications Inc. Class B	3,648,534	124,934
Agrium Inc.	1,392,954	121,626
BCE Inc.	2,837,381	114,293
* CGI Group Inc. Class A	2,643,809	113,309
Fairfax Financial Holdings Ltd.	219,560	113,049
Barrick Gold Corp. (Toronto Shares)	11,206,609	111,434
Loblaw Cos. Ltd.	2,331,518	109,494
Cenovus Energy Inc.	8,385,705	103,317
National Bank of Canada	3,399,566	96,995
^ Goldcorp Inc.	8,344,681	95,068
^ Pembina Pipeline Corp.	3,741,169	85,030
Imperial Oil Ltd.	2,649,330	81,225
Fortis Inc.	2,788,316	81,028
Intact Financial Corp.	1,325,619	79,486
Great-West Lifeco Inc.	3,025,952	74,995
Power Corp. of Canada	3,499,008	74,206
Metro Inc.	2,436,991	72,036
^ Shaw Communications Inc. Class B	4,108,077	71,112
Restaurant Brands International Inc.	2,056,791	69,460
Franco-Nevada Corp.	1,566,795	69,376
Agnico Eagle Mines Ltd.	2,185,870	64,785
Saputo Inc.	2,559,220	62,843
Gildan Activewear Inc.	2,435,279	61,469
Dollarama Inc.	1,112,598	59,700
Open Text Corp.	1,217,815	59,582
^ Canadian Tire Corp. Ltd. Class A	723,177	58,927
Constellation Software Inc.	160,388	58,390
TELUS Corp.	2,032,528	56,541
^ Crescent Point Energy Corp.	5,069,861	56,203
^ RioCan REIT	3,181,611	56,188
^ Inter Pipeline Ltd.	3,355,539	54,373
Power Financial Corp.	2,342,745	54,066
Onex Corp.	882,398	52,740
^ CI Financial Corp.	2,384,264	52,658
^ Canadian Utilities Ltd. Class A	1,928,096	49,727
Cameco Corp.	3,955,644	48,030
Silver Wheaton Corp.	4,048,629	47,714
^ ARC Resources Ltd.	3,467,377	46,606
^ Keyera Corp.	1,676,998	45,968
CCL Industries Inc. Class B	325,845	45,938
SNC-Lavalin Group Inc.	1,525,623	43,616
Element Financial Corp.	3,848,705	40,578
George Weston Ltd.	517,252	39,880
* Tourmaline Oil Corp.	1,952,801	38,933
^ H&R REIT	2,798,010	37,649
Encana Corp.	8,526,189	37,430
* BlackBerry Ltd.	5,008,652	35,717

^ AltaGas Ltd.	1,480,798	34,650
Canadian Oil Sands Ltd.	4,897,821	32,829
Progressive Waste Solutions Ltd.	1,106,676	31,117
Industrial Alliance Insurance & Financial Services Inc.	1,017,268	30,201
Husky Energy Inc.	3,010,403	29,956
^ Peyto Exploration & Development Corp.	1,381,585	29,715
Empire Co. Ltd.	1,544,171	29,188
CAE Inc.	2,718,238	28,387
WSP Global Inc.	982,595	28,238
^ Canadian Apartment Properties REIT	1,259,346	26,888
^ Vermilion Energy Inc.	1,003,126	26,824
^ PrairieSky Royalty Ltd.	1,874,092	26,675
IGM Financial Inc.	973,705	24,960
^ Smart REIT	1,109,587	24,522
Methanex Corp.	918,393	24,479
DH Corp.	1,073,923	24,125
MacDonald Dettwiler & Associates Ltd.	366,620	22,781
^ Cineplex Inc.	626,831	21,880
Finning International Inc.	1,708,216	21,754
Quebecor Inc. Class B	844,692	21,405
Stantec Inc.	869,053	21,179
^ Canadian REIT	721,079	21,130
West Fraser Timber Co. Ltd.	613,070	21,072
Atco Ltd.	757,276	20,990
* Detour Gold Corp.	1,706,196	20,754
Ritchie Bros Auctioneers Inc.	894,015	20,409
Linamar Corp.	512,931	20,002
* Kinross Gold Corp.	11,650,393	19,211
^ Allied Properties REIT	769,443	18,290
* Seven Generations Energy Ltd. Class A	1,618,937	18,213
^ Cominar REIT	1,707,190	18,158
Tahoe Resources Inc.	2,274,200	17,662
^ Teck Resources Ltd. Class B	4,715,898	17,606
^ Veresen Inc.	2,936,253	16,726
* Turquoise Hill Resources Ltd.	7,977,417	16,685
^ Yamana Gold Inc.	9,402,633	16,176
Eldorado Gold Corp.	7,111,491	16,143
Algonquin Power & Utilities Corp.	1,949,411	16,003
^ Whitecap Resources Inc.	2,916,292	15,946
Chartwell Retirement Residences	1,734,326	15,785
* Lundin Mining Corp.	6,227,678	15,426
Colliers International Group Inc.	350,130	15,216
^ First Quantum Minerals Ltd.	7,034,210	15,214
^ Northland Power Inc.	1,082,160	15,017
^ Parkland Fuel Corp.	928,441	14,713
^ TransForce Inc.	970,414	14,547
^ Home Capital Group Inc. Class B	703,787	14,449
^ Hudson's Bay Co.	1,168,396	14,429
Toromont Industries Ltd.	697,736	14,175
Gibson Energy Inc.	1,271,889	14,100
ShawCor Ltd.	630,396	13,612
^ Capital Power Corp.	1,000,036	13,449
^ Canadian Western Bank	818,839	13,420
* Bombardier Inc. Class B	19,114,273	13,371
^ Granite REIT	480,224	12,906
* New Gold Inc.	5,226,584	12,872
^ Dream Office REIT	1,105,560	12,706

	Stella-Jones Inc.	420,032	12,692
^	Concordia Healthcare Corp.	462,627	12,638
^	Maple Leaf Foods Inc.	773,478	12,600
*	Raging River Exploration Inc.	1,936,528	12,372
^	Boardwalk REIT	393,377	12,367
	FirstService Corp.	323,439	12,350
	OceanaGold Corp.	5,975,087	12,326
	First Capital Realty Inc.	910,756	12,170
	Royal Bank of Canada	228,209	11,693
^	Artis REIT	1,350,196	11,643
^	Emera Inc.	358,223	11,423
*	Celestica Inc.	1,253,065	11,360
^	TMX Group Ltd.	390,321	11,329
	Cott Corp.	1,103,211	11,316
*,^ Amaya Inc.		1,039,827	11,126
	Aimia Inc.	1,622,489	10,841
	Jean Coutu Group PJC Inc. Class A	742,619	10,438
^	Superior Plus Corp.	1,400,523	10,427
	North West Co. Inc.	473,665	10,323
	Precision Drilling Corp.	3,001,991	10,222
	Laurentian Bank of Canada	296,199	10,085
*,^ NovaGold Resources Inc.		2,358,575	9,933
	TransAlta Corp.	2,782,166	9,771
*	Parex Resources Inc.	1,479,930	9,751
	Osisko Gold Royalties Ltd.	940,490	9,560
^	Pan American Silver Corp.	1,436,410	9,536
	RONA Inc.	1,071,982	9,412
*	Advantage Oil & Gas Ltd.	1,694,218	9,252
	Dominion Diamond Corp.	844,917	9,017
^	Just Energy Group Inc.	1,350,981	8,978
^	Manitoba Telecom Services Inc.	414,679	8,934
^	Mullen Group Ltd.	818,834	8,779
*	Canfor Corp.	782,924	8,758
^	Innergex Renewable Energy Inc.	1,024,181	8,568
^	Pason Systems Inc.	654,653	8,379
	Transcontinental Inc. Class A	635,493	8,365
	Alamos Gold Inc.	2,498,239	8,150
^	Norbord Inc.	441,696	7,712
	Centerra Gold Inc.	1,634,908	7,446
*	SEMAFO Inc.	2,967,657	7,414
	Enerflex Ltd.	805,279	7,387
*,^ B2Gold Corp.		9,198,311	7,026
^	Russel Metals Inc.	624,231	7,005
	Secure Energy Services Inc.	1,293,007	6,913
*,^ Torex Gold Resources Inc.		7,651,661	6,882
^	Genworth MI Canada Inc.	384,295	6,647
^	Enerplus Corp.	2,085,582	6,610
*	MEG Energy Corp.	1,505,098	6,242
*	ATS Automation Tooling Systems Inc.	820,461	6,232
^	TORC Oil & Gas Ltd.	1,544,008	5,974
	Ensign Energy Services Inc.	1,256,644	5,947
*	Great Canadian Gaming Corp.	464,833	5,923
^	Corus Entertainment Inc. Class B	852,680	5,922
^	Westshore Terminals Investment Corp.	619,916	5,801
	Aecon Group Inc.	556,731	5,766
	Brookfield Asset Management Inc. Class A (New York Shares)	187,500	5,618
^	Extendicare Inc.	845,222	5,551

*,^ IAMGOLD Corp.		3,803,867	5,539
^	Canadian Energy Services & Technology Corp.	1,946,052	5,432
	Barrick Gold Corp. (New York Shares)	542,335	5,375
	Nevsun Resources Ltd.	1,915,358	5,209
^	Northview Apartment REIT	417,349	5,118
	Dorel Industries Inc. Class B	258,479	5,083
*,^ Cogeco Communications Inc.		109,038	4,923
	Martinrea International Inc.	729,243	4,919
	Cascades Inc.	636,803	4,782
*	NuVista Energy Ltd.	1,485,383	4,771
*,^ First Majestic Silver Corp.		1,589,507	4,765
*,^ Sierra Wireless Inc.		315,795	4,709
	HudBay Minerals Inc.	2,297,423	4,526
*,^ Pretium Resources Inc.		1,036,066	4,415
^	Pengrowth Energy Corp.	5,178,952	4,325
^	Baytex Energy Corp.	2,019,231	4,267
*,^ Athabasca Oil Corp.		3,773,567	3,987
*	Primero Mining Corp.	1,596,947	3,978
*,^ Kelt Exploration Ltd.		1,416,432	3,923
*,^ Birchcliff Energy Ltd.		1,056,160	3,792
*	Alacer Gold Corp.	2,349,024	3,655
*,^ Crew Energy Inc.		1,320,753	3,639
*,^ Avigilon Corp.		388,311	3,631
^	Penn West Petroleum Ltd.	4,952,503	3,571
^	AutoCanada Inc.	244,805	3,474
^	InnVest REIT	939,363	3,453
*,^ Silver Standard Resources Inc.		754,202	3,284
*,^ China Gold International Resources Corp. Ltd.		2,341,112	3,275
^	Surge Energy Inc.	2,069,909	3,265
^	Bonterra Energy Corp.	276,127	3,195
	Canaccord Genuity Group Inc.	903,730	3,193
	Morguard REIT	336,778	3,156
*	Gran Tierra Energy Inc. (American Shares)	1,352,643	3,098
*	Gran Tierra Energy Inc. (Toronto Shares)	1,346,781	3,076
^	AGF Management Ltd. Class B	887,418	2,984
^	Trinidad Drilling Ltd.	2,071,036	2,898
^	Bonavista Energy Corp.	2,040,650	2,797
	Major Drilling Group International Inc.	732,812	2,793
*,^ DREAM Unlimited Corp. Class A		504,080	2,659
^	First National Financial Corp.	150,614	2,363
	Restaurant Brands International Inc.	70,000	2,351
*,^ Bellatrix Exploration Ltd.		1,860,903	2,285
^	Sprott Inc.	1,386,446	1,900
*,^ Denison Mines Corp.		4,002,010	1,828
*,^ Pacific Exploration and Production Corp.		3,113,577	1,800
*,^ Paramount Resources Ltd. Class A		511,323	1,679
*,^ Bankers Petroleum Ltd.		2,401,963	1,526
*,^ Trican Well Service Ltd.		1,253,075	1,512
*,^ Dundee Corp. Class A		418,966	1,442
*,^ Trilogy Energy Corp.		564,934	1,428
^	Black Diamond Group Ltd.	315,228	1,289
*,^ Imperial Metals Corp.		393,317	1,275
^	Sherritt International Corp.	2,498,769	1,249
^	Calfrac Well Services Ltd.	810,594	839
^	Canexus Corp.	521,847	462
*	AuRico Metals Inc.	145,017	60
*,^ Great Basin Gold Ltd.		2,279,068	3

* Poseidon Concepts Corp.	320,721	1
Cogeco Cable Inc.		—
		10,929,112
Chile (0.2%)
Enersis Americas SA	170,758,395	40,762
Empresa Nacional de Electricidad SA	27,643,373	36,035
Empresas COPEC SA	3,805,413	33,120
SACI Falabella	4,886,661	32,221
Empresas CMPC SA	11,090,421	25,147
Banco de Chile	243,902,176	25,143
Banco Santander Chile	535,751,186	23,252
Cencosud SA	11,442,164	23,186
Colbun SA	70,445,060	17,823
Banco de Credito e Inversiones	441,665	17,109
Cia Cervecerias Unidas SA	1,489,205	16,115
* Latam Airlines Group SA (Santiago Shares)	3,077,471	15,775
Aguas Andinas SA Class A	29,462,798	14,777
Corpbanca SA	1,678,885,788	12,729
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	714,856	11,456
AES Gener SA	25,405,326	11,224
Empresa Nacional de Telecomunicaciones SA	1,108,935	10,665
Vina Concha y Toro SA	5,657,335	8,976
Parque Arauco SA	5,588,157	8,704
Empresa Nacional de Electricidad SA ADR	204,891	7,950
SONDA SA	4,681,604	7,475
E.CL SA	5,402,359	7,435
Embotelladora Andina SA Preference Shares	2,373,729	6,718
Enersis Americas SA ADR	550,267	6,488
Inversiones Aguas Metropolitanas SA	4,253,848	5,782
Banco Santander Chile ADR	229,722	3,972
Administradora de Fondos de Pensiones Habitat SA	3,273,044	3,864
Inversiones La Construccion SA	329,032	3,277
Ripley Corp. SA	8,199,073	3,239
Sociedad Quimica y Minera de Chile SA ADR	192,785	3,129
* Cia Sud Americana de Vapores SA	135,399,698	2,565
Forus SA	800,687	1,779
CAP SA	689,561	1,422
* Latam Airlines Group SA	217,064	829
* Latam Airlines Group SA ADR	73,423	376
		450,519
China (4.4%)
Tencent Holdings Ltd.	53,837,075	1,011,421
China Mobile Ltd.	53,542,468	588,120
China Construction Bank Corp.	921,086,340	562,319
Industrial & Commercial Bank of China Ltd.	726,688,760	378,199
Bank of China Ltd.	757,905,306	296,774
Ping An Insurance Group Co. of China Ltd.	50,314,900	227,959
China Life Insurance Co. Ltd. Class H	75,109,000	182,099
CNOOC Ltd.	162,089,000	165,206
China Petroleum & Chemical Corp.	257,208,400	145,307
PetroChina Co. Ltd.	212,494,000	131,638
China Overseas Land & Investment Ltd.	38,737,680	113,176
Agricultural Bank of China Ltd.	261,061,528	93,188
China Pacific Insurance Group Co. Ltd.	25,955,238	91,587
CITIC Ltd.	64,574,000	91,395
China Merchants Bank Co. Ltd.	46,416,622	90,228

	China Telecom Corp. Ltd.	162,877,000	76,608
	China Resources Land Ltd.	27,346,867	67,585
	Hengan International Group Co. Ltd.	7,373,500	66,051
	China Unicom Hong Kong Ltd.	58,039,694	64,303
	Lenovo Group Ltd.	65,226,000	58,549
	China Minsheng Banking Corp. Ltd.	65,892,918	58,478
	PICC Property & Casualty Co. Ltd.	32,880,484	56,244
	Haitong Securities Co. Ltd.	34,479,882	52,509
	China Shenhua Energy Co. Ltd.	34,409,000	51,954
	Bank of Communications Co. Ltd.	81,368,150	49,747
	CITIC Securities Co. Ltd.	22,930,500	44,612
*	China CITIC Bank Corp. Ltd.	76,116,446	44,573
	China Communications Construction Co. Ltd.	44,882,856	40,092
^	CRRC Corp. Ltd.	40,970,000	38,289
	Sinopharm Group Co. Ltd.	10,675,200	37,919
	Guangdong Investment Ltd.	28,338,000	36,257
	CSPC Pharmaceutical Group Ltd.	42,511,579	35,953
	Belle International Holdings Ltd.	52,563,000	35,415
	Dongfeng Motor Group Co. Ltd.	29,456,000	35,066
	Huaneng Power International Inc.	42,560,064	35,016
	ENN Energy Holdings Ltd.	7,470,000	33,683
	China Merchants Holdings International Co. Ltd.	12,092,000	33,375
2	Dalian Wanda Commercial Properties Co. Ltd.	6,850,673	33,074
	China Resources Power Holdings Co. Ltd.	19,369,600	32,949
*,^ Byd Co. Ltd.		6,912,758	31,801
*,^ GF Securities Co. Ltd.		15,713,400	31,702
*	China Taiping Insurance Holdings Co. Ltd.	14,738,026	31,112
	Fosun International Ltd.	23,357,524	30,947
	China Vanke Co. Ltd.	13,340,774	30,558
2	CGN Power Co. Ltd.	101,543,000	30,113
	Shenzhou International Group Holdings Ltd.	5,612,000	30,092
	Sino Biopharmaceutical Ltd.	42,479,000	29,272
	China Cinda Asset Management Co. Ltd.	90,858,000	28,590
	China Everbright International Ltd.	26,784,000	28,483
	Country Garden Holdings Co. Ltd.	73,246,962	28,390
^	Evergrande Real Estate Group Ltd.	42,511,883	28,175
	China Railway Group Ltd.	38,920,000	28,105
2	China Galaxy Securities Co. Ltd.	37,257,500	27,562
	New China Life Insurance Co. Ltd.	8,041,967	27,545
	Beijing Enterprises Holdings Ltd.	5,334,500	26,635
	Brilliance China Automotive Holdings Ltd.	27,540,000	26,553
	Zhuzhou CSR Times Electric Co. Ltd.	5,146,000	26,552
	China State Construction International Holdings Ltd.	16,367,442	26,432
*,^ Alibaba Pictures Group Ltd.		128,450,000	26,249
2	People's Insurance Co. Group of China Ltd.	64,153,000	25,734
	Great Wall Motor Co. Ltd.	30,844,500	23,814
*,^ Hanergy Thin Film Power Group Ltd.		84,704,000	23,717
	Anhui Conch Cement Co. Ltd.	12,047,500	23,653
	Haier Electronics Group Co. Ltd.	12,550,000	22,155
	ANTA Sports Products Ltd.	8,956,000	21,650
	Kunlun Energy Co. Ltd.	28,686,300	21,644
*,2 Huatai Securities Co. Ltd.		11,378,299	21,297
	Geely Automobile Holdings Ltd.	48,105,000	20,710
^	China Conch Venture Holdings Ltd.	12,713,387	20,563
	China Gas Holdings Ltd.	16,034,000	20,484
	Far East Horizon Ltd.	26,545,598	20,453
	China Longyuan Power Group Corp. Ltd.	34,198,000	20,434

^	Beijing Enterprises Water Group Ltd.	40,808,000	20,363
	COSCO Pacific Ltd.	17,064,000	19,368
	China Resources Beer Holdings Company Ltd.	12,122,000	19,331
^	China Railway Construction Corp. Ltd.	18,942,300	19,023
	Guangzhou Automobile Group Co. Ltd.	22,375,883	18,863
	Longfor Properties Co. Ltd.	14,650,000	18,716
	Sino-Ocean Land Holdings Ltd.	36,842,000	18,679
2	Shengjing Bank Co. Ltd.	15,653,388	18,208
	Shimao Property Holdings Ltd.	12,757,000	17,985
^	Kingsoft Corp. Ltd.	8,207,000	17,831
	China Everbright Ltd.	8,442,000	17,553
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	5,172,825	17,207
	Shenzhen International Holdings Ltd.	10,769,250	16,920
	China Resources Gas Group Ltd.	6,713,000	16,752
	Chongqing Changan Automobile Co. Ltd. Class B	8,469,405	16,629
	GOME Electrical Appliances Holding Ltd.	116,609,612	16,345
^	GCL-Poly Energy Holdings Ltd.	125,667,800	16,206
	AviChina Industry & Technology Co. Ltd.	22,616,000	15,891
	China Everbright Bank Co. Ltd.	33,197,231	15,638
	TravelSky Technology Ltd.	10,202,000	15,581
*,^ Alibaba Health Information Technology Ltd.		30,672,000	15,514
	Jiangsu Expressway Co. Ltd.	12,322,000	14,826
	China Medical System Holdings Ltd.	12,429,500	14,612
^	Sunny Optical Technology Group Co. Ltd.	6,714,000	14,410
*	Sinopec Shanghai Petrochemical Co. Ltd.	35,439,000	14,370
	Chongqing Rural Commercial Bank Co. Ltd.	27,766,000	14,212
	Beijing Capital International Airport Co. Ltd.	15,430,000	14,018
	ZTE Corp.	7,540,977	13,704
^	China Huishan Dairy Holdings Co. Ltd.	36,237,368	13,682
	Tsingtao Brewery Co. Ltd.	3,818,000	13,633
	Shanghai Pharmaceuticals Holding Co. Ltd.	6,999,347	13,560
	China Jinmao Holdings Group Ltd.	50,482,000	13,213
	Jiangxi Copper Co. Ltd.	12,929,000	13,117
	China Oilfield Services Ltd.	18,000,000	13,069
	Zijin Mining Group Co. Ltd.	57,251,000	13,020
	Zhejiang Expressway Co. Ltd.	14,804,000	12,983
^	Tech Pro Technology Development Ltd.	48,333,600	12,768
^	Shanghai Electric Group Co. Ltd.	28,444,000	12,624
	China National Building Material Co. Ltd.	29,808,000	12,431
	China Power International Development Ltd.	27,307,000	12,196
	Air China Ltd.	18,554,000	12,063
*	Aluminum Corp. of China Ltd.	39,325,322	11,951
*	Fullshare Holdings Ltd.	50,485,000	11,836
	Shandong Weigao Group Medical Polymer Co. Ltd.	18,076,000	11,656
	Sunac China Holdings Ltd.	18,574,000	11,571
	Shenzhen Investment Ltd.	29,271,823	11,315
*	Luye Pharma Group Ltd.	13,265,000	10,981
	Guangzhou R&F Properties Co. Ltd.	9,976,000	10,781
	Kingboard Chemical Holdings Ltd.	6,989,900	10,749
*	China Traditional Chinese Medicine Co. Ltd.	19,160,000	10,574
	China Communications Services Corp. Ltd.	26,597,600	10,474
*,^ CAR Inc.		8,333,753	10,474
	China Southern Airlines Co. Ltd.	17,126,000	10,385
	Nine Dragons Paper Holdings Ltd.	16,172,669	10,199
	Skyworth Digital Holdings Ltd.	19,295,000	10,026
	Shanghai Industrial Holdings Ltd.	4,526,000	9,931
	Huadian Power International Corp. Ltd.	16,586,000	9,915

2	BAIC Motor Corp. Ltd.	13,780,600	9,870
	Tong Ren Tang Technologies Co. Ltd.	6,360,000	9,798
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	4,053,000	9,733
	Weichai Power Co. Ltd.	9,827,120	9,417
*,^ China COSCO Holdings Co. Ltd.		26,250,000	9,397
2	Sinopec Engineering Group Co. Ltd.	11,036,500	9,296
*,^ China Shanshui Cement Group Ltd.		11,479,000	9,280
	Huaneng Renewables Corp. Ltd.	42,084,000	9,150
	Yuexiu Property Co. Ltd.	62,763,536	9,128
	Digital China Holdings Ltd.	8,484,000	8,795
*,2 3SBio Inc.		7,188,500	8,715
*	China High Speed Transmission Equipment Group Co. Ltd.	11,178,000	8,623
^	China Coal Energy Co. Ltd.	24,829,000	8,472
	China Shipping Development Co. Ltd.	13,340,000	8,413
	Sinotrans Ltd.	18,281,000	8,362
	Intime Retail Group Co. Ltd.	10,825,500	8,254
*,^ China Reinsurance Group Corp.		33,165,000	8,089
*	China Eastern Airlines Corp. Ltd.	16,376,000	7,996
^	Yanzhou Coal Mining Co. Ltd.	19,732,658	7,982
	Inner Mongolia Yitai Coal Co. Ltd. Class B	10,482,694	7,969
	Lao Feng Xiang Co. Ltd. Class B	2,094,337	7,929
	Lee & Man Paper Manufacturing Ltd.	13,984,000	7,925
*,^,
	2 China Huarong Asset Management Co. Ltd.	23,425,000	7,828
	KWG Property Holding Ltd.	12,220,000	7,746
	Datang International Power Generation Co. Ltd.	28,388,000	7,584
*,^ China Shipping Container Lines Co. Ltd.		38,736,000	7,536
	SOHO China Ltd.	15,847,000	7,394
*,2 Legend Holdings Corp.		2,370,800	7,216
	Haitian International Holdings Ltd.	5,736,000	6,976
	Huishang Bank Corp. Ltd.	15,394,665	6,905
	China International Marine Containers Group Co. Ltd.	4,400,753	6,890
*,2 Dali Foods Group Co. Ltd.		13,940,000	6,808
^	CT Environmental Group Ltd.	23,384,000	6,789
^	Agile Property Holdings Ltd.	13,907,500	6,682
	Metallurgical Corp. of China Ltd.	28,758,063	6,681
^	Kingdee International Software Group Co. Ltd.	19,067,600	6,672
	BBMG Corp.	11,870,000	6,670
*,2 Fuyao Glass Industry Group Co. Ltd.		3,263,199	6,646
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	2,100,447	6,582
*,^ Renhe Commercial Holdings Co. Ltd.		154,591,452	6,517
	PAX Global Technology Ltd.	6,376,000	6,463
^	Beijing Jingneng Clean Energy Co. Ltd.	21,532,000	6,355
	Guangshen Railway Co. Ltd.	14,858,000	6,322
*,^ Hybrid Kinetic Group Ltd.		178,902,000	6,272
^	China Zhongwang Holdings Ltd.	13,845,495	6,271
2	Cosmo Lady China Holdings Co. Ltd.	6,900,871	6,210
*,^ Li Ning Co. Ltd.		13,456,227	6,208
*,^ SMI Holdings Group Ltd.		59,544,000	6,186
2	Fu Shou Yuan International Group Ltd.	8,485,000	6,105
	CSG Holding Co. Ltd. Class B	7,469,655	6,014
^	NetDragon Websoft Inc.	2,334,008	5,991
*	Greentown China Holdings Ltd.	7,642,500	5,803
^	Xinjiang Goldwind Science & Technology Co. Ltd.	4,427,800	5,796
*	China Agri-Industries Holdings Ltd.	21,419,400	5,787
	China Dongxiang Group Co. Ltd.	28,598,000	5,730
	Shenzhen Expressway Co. Ltd.	7,168,000	5,727

	Dazhong Transportation Group Co. Ltd. Class B	5,195,464	5,723
*	Hopson Development Holdings Ltd.	6,110,000	5,684
*	Future Land Holdings Co. Ltd. Class A	3,053,118	5,662
^	Golden Eagle Retail Group Ltd.	5,076,000	5,593
^	China Molybdenum Co. Ltd.	38,124,000	5,574
^	China Hongqiao Group Ltd.	9,995,075	5,477
*,^ Chinasoft International Ltd.		15,216,000	5,356
	Huadian Fuxin Energy Corp. Ltd.	26,200,014	5,141
^	Zhaojin Mining Industry Co. Ltd.	8,950,500	5,102
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	2,132,121	5,078
	China Lesso Group Holdings Ltd.	9,258,000	5,039
	Xinhua Winshare Publishing and Media Co. Ltd.	6,246,000	5,029
^	CIFI Holdings Group Co. Ltd.	26,484,000	5,020
^	Sinopec Kantons Holdings Ltd.	9,614,000	5,004
^	Tibet 5100 Water Resources Holdings Ltd.	14,925,000	4,930
^	Poly Property Group Co. Ltd.	17,989,000	4,896
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	1,602,144	4,889
	Wuxi Little Swan Co. Ltd. Class B	2,087,008	4,839
^	Angang Steel Co. Ltd.	10,894,000	4,767
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	2,142,000	4,759
	China Resources Cement Holdings Ltd.	19,535,845	4,733
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	12,768,000	4,722
*,^ Tianneng Power International Ltd.		6,312,000	4,720
	Hangzhou Steam Turbine Co. Ltd. Class B	2,286,336	4,699
	Guangdong Electric Power Development Co. Ltd. Class B	7,816,770	4,673
	Central China Securities Co. Ltd.	11,542,489	4,663
^	Boer Power Holdings Ltd.	2,651,000	4,627
^	Phoenix Healthcare Group Co. Ltd.	5,307,069	4,591
*,^ China Energy Engineering Corp. Ltd.		25,590,000	4,539
*,^ Sinopec Oilfield Service Corp.		20,506,000	4,537
^	Bank of Chongqing Co. Ltd.	5,777,500	4,518
^	Hua Han Health Industry Holdings Ltd.	43,590,792	4,426
^	China South City Holdings Ltd.	23,310,000	4,395
^	Baoxin Auto Group Ltd.	7,609,000	4,345
*,^ Carnival Group International Holdings Ltd.		29,041,556	4,342
	Greatview Aseptic Packaging Co. Ltd.	10,313,000	4,328
	Kingboard Laminates Holdings Ltd.	10,605,500	4,295
^	Biostime International Holdings Ltd.	1,460,000	4,267
	C C Land Holdings Ltd.	13,662,000	4,260
^	Yuexiu Transport Infrastructure Ltd.	7,172,000	4,189
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	8,568,867	4,175
	XTEP International Holdings Ltd.	9,257,000	4,149
^	West China Cement Ltd.	19,982,000	4,120
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	2,627,275	4,045
*	Coolpad Group Ltd.	26,008,000	3,979
*,2 Cogobuy Group		3,555,000	3,886
*,^,
	2 China Railway Signal & Communication Corp. Ltd.	7,554,600	3,810
	Beijing Capital Land Ltd.	10,112,000	3,792
*,2 Beijing Urban Construction Design & Development Group Co. Ltd.		7,260,000	3,779
	Shandong Airlines Co. Ltd. Class B	1,476,820	3,766
	China BlueChemical Ltd.	17,814,000	3,744
	Anhui Expressway Co. Ltd.	4,696,000	3,725
*,^ Leyou Technologies Holdings Ltd.		26,115,000	3,724
	Luthai Textile Co. Ltd. Class B	2,778,937	3,700
	China Machinery Engineering Corp.	5,317,000	3,675
	Shanghai Baosight Software Co. Ltd. Class B	1,131,056	3,670

	Anhui Gujing Distillery Co. Ltd. Class B	1,209,627	3,614
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	13,652,622	3,589
^	Dalian Port PDA Co. Ltd.	8,816,000	3,575
	China Water Affairs Group Ltd.	8,372,000	3,568
*,^ National Agricultural Holdings Ltd.		10,350,000	3,566
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	4,244,537	3,529
*,2 Red Star Macalline Group Corp. Ltd.		3,806,313	3,474
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	1,927,505	3,472
^	SSY Group Ltd.	13,140,894	3,423
^	China Modern Dairy Holdings Ltd.	18,559,000	3,404
*,^ Maanshan Iron & Steel Co. Ltd.		18,376,000	3,400
*,^ CSSC Offshore and Marine Engineering Group Co. Ltd.		2,472,000	3,398
^	China Power New Energy Development Co. Ltd.	43,140,000	3,308
*,^ Lifetech Scientific Corp.		19,107,944	3,261
	China Shineway Pharmaceutical Group Ltd.	2,835,000	3,254
^	Livzon Pharmaceutical Group Inc.	717,274	3,237
^	Zhongsheng Group Holdings Ltd.	6,381,500	3,236
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	4,252,800	3,217
	China ZhengTong Auto Services Holdings Ltd.	8,511,500	3,158
*,^ Chaowei Power Holdings Ltd.		5,319,000	3,157
*	BYD Electronic International Co. Ltd.	7,456,500	3,152
	Logan Property Holdings Co. Ltd.	10,577,180	3,149
^	China All Access Holdings Ltd.	9,112,000	3,130
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,692,948	3,130
*	China Metal Recycling Holdings Ltd.	2,568,000	3,112
*,2 Tianhe Chemicals Group Ltd.		20,635,827	3,103
	CIMC Enric Holdings Ltd.	6,120,000	3,101
	Wasion Group Holdings Ltd.	4,938,000	3,064
	BOE Technology Group Co. Ltd. Class B	12,042,068	3,061
	Yuzhou Properties Co. Ltd.	12,964,000	3,009
	Double Coin Holdings Ltd. Class B	2,517,300	3,004
	China Soft Power Technology Holdings Ltd.	63,770,000	3,003
	Shandong Chenming Paper Holdings Ltd. Class B	4,441,695	2,954
	Shanghai Bailian Group Co. Ltd. Class B	1,834,654	2,952
^	Dah Chong Hong Holdings Ltd.	7,748,000	2,947
	Shanghai Diesel Engine Co. Ltd. Class B	3,599,860	2,895
*,^ AVIC International Holding HK Ltd.		36,116,000	2,869
	Weifu High-Technology Group Co. Ltd. Class B	1,456,159	2,857
^	COSCO International Holdings Ltd.	5,454,000	2,839
*,2 Ozner Water International Holding Ltd.		12,500,000	2,822
^	Fufeng Group Ltd.	8,791,600	2,815
*	Kama Co. Ltd. Class B	2,507,400	2,812
^	Dongfang Electric Corp. Ltd.	3,390,800	2,752
*	China Datang Corp. Renewable Power Co. Ltd.	24,029,000	2,739
*	Shang Gong Group Co. Ltd. Class B	2,545,396	2,703
	Shanghai Haixin Group Co. Class B	3,941,094	2,694
	Huangshan Tourism Development Co. Ltd. Class B	1,486,882	2,690
^	China Overseas Grand Oceans Group Ltd.	7,872,500	2,689
	Guorui Properties Ltd.	7,425,000	2,684
*	Sinosoft Technology Group Ltd.	5,692,000	2,631
^	Phoenix Satellite Television Holdings Ltd.	12,994,000	2,601
	China National Accord Medicines Corp. Ltd. Class B	500,068	2,559
^	China SCE Property Holdings Ltd.	11,811,000	2,542
*	Hi Sun Technology China Ltd.	17,205,000	2,542
^	Dawnrays Pharmaceutical Holdings Ltd.	3,712,000	2,522
	Sichuan Expressway Co. Ltd.	8,496,000	2,512
	Sinofert Holdings Ltd.	18,602,000	2,509

	Shanghai Highly Group Co. Ltd. Class B	2,956,900	2,483
^	Wisdom Sports Group	4,577,000	2,472
*	China Oil & Gas Group Ltd.	42,626,000	2,457
^	Vinda International Holdings Ltd.	1,515,528	2,453
^	Yashili International Holdings Ltd.	10,855,000	2,451
*	Glorious Property Holdings Ltd.	23,324,000	2,440
^	361 Degrees International Ltd.	7,471,000	2,438
	Jiangling Motors Corp. Ltd. Class B	800,560	2,433
*	Zhonglu Co. Ltd. Class B	912,811	2,411
	Harbin Electric Co. Ltd.	6,650,000	2,409
^	Concord New Energy Group Ltd.	54,610,000	2,407
^	TCL Multimedia Technology Holdings Ltd.	4,436,000	2,384
	Lonking Holdings Ltd.	18,332,000	2,374
	Powerlong Real Estate Holdings Ltd.	13,201,000	2,365
^	Dongjiang Environmental Co. Ltd.	1,897,200	2,361
*,^ China Electronics Corp. Holdings Co. Ltd.		7,894,000	2,356
*	INESA Electron Co. Ltd. Class B	3,141,373	2,339
*,^ Greenland Hong Kong Holdings Ltd.		8,199,000	2,330
	Foshan Electrical and Lighting Co. Ltd. Class B	2,856,396	2,311
*	China Foods Ltd.	7,150,000	2,301
*,2 Hua Hong Semiconductor Ltd.		2,978,000	2,297
*	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	2,867,000	2,266
*	Shanghai Potevio Co. Ltd. Class B	1,353,800	2,251
	Peak Sport Products Co. Ltd.	8,802,000	2,236
*	Sinolink Worldwide Holdings Ltd.	18,504,000	2,213
*	China Water Industry Group Ltd.	11,880,000	2,211
^	First Tractor Co. Ltd.	4,140,000	2,202
*	China Huiyuan Juice Group Ltd.	6,004,000	2,190
^	China Suntien Green Energy Corp. Ltd.	19,423,000	2,189
^	Bosideng International Holdings Ltd.	28,192,000	2,183
*,^ China Lumena New Materials Corp.		13,488,000	2,167
^	Shanghai Industrial Urban Development Group Ltd.	12,330,000	2,165
	Eastern Communications Co. Ltd. Class B	3,033,200	2,162
	Tianjin Port Development Holdings Ltd.	15,442,000	2,148
	Shandong Chenming Paper Holdings Ltd.	3,322,000	2,122
	China Lilang Ltd.	3,556,000	2,042
	China National Materials Co. Ltd.	11,699,000	2,037
^	China Singyes Solar Technologies Holdings Ltd.	4,226,400	2,019
^	CPMC Holdings Ltd.	3,970,000	2,019
	Ajisen China Holdings Ltd.	4,974,000	2,013
	Tianjin Capital Environmental Protection Group Co. Ltd.	3,132,000	2,013
	Sinotruk Hong Kong Ltd.	6,001,500	2,008
	Dongyue Group Ltd.	10,342,000	1,993
	China Fangda Group Co. Ltd. Class B	2,594,290	1,976
*	China Chengtong Development Group Ltd.	26,886,000	1,956
*,^ China Public Procurement Ltd.		101,988,000	1,947
^	Texhong Textile Group Ltd.	2,972,000	1,935
*,^ China Yurun Food Group Ltd.		14,034,413	1,929
^	Sinotrans Shipping Ltd.	12,257,000	1,924
*	Huadian Energy Co. Ltd. Class B	3,947,034	1,923
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	1,175,411	1,923
^	Poly Culture Group Corp. Ltd.	832,486	1,922
*	China Tian Lun Gas Holdings Ltd.	2,488,500	1,918
*	Mingfa Group International Co. Ltd.	7,768,025	1,902
	Qingling Motors Co. Ltd.	6,784,000	1,872
	Beijing North Star Co. Ltd.	6,594,000	1,864
	Weiqiao Textile Co.	4,182,000	1,863

*	China Minsheng Drawin Technology Group Ltd.	34,280,000	1,847
*,^ Enerchina Holdings Ltd.		41,109,000	1,847
*,^ PW Medtech Group Ltd.		8,498,000	1,815
	Capital Environment Holdings Ltd.	46,190,000	1,799
*,^ Sany Heavy Equipment International Holdings Co. Ltd.		8,735,000	1,769
^	Hengdeli Holdings Ltd.	16,299,600	1,749
^	Fantasia Holdings Group Co. Ltd.	16,105,500	1,740
	Guangdong Provincial Expressway Development Co. Ltd. Class B	3,490,900	1,731
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	2,694,801	1,730
^	China Merchants Land Ltd.	12,376,000	1,723
*,^ CITIC Resources Holdings Ltd.		22,224,600	1,703
	Huaxin Cement Co. Ltd. Class B	2,520,214	1,689
*	Colour Life Services Group Co. Ltd.	2,541,000	1,683
	Hubei Sanonda Co. Ltd. Class B	1,915,900	1,679
	Foshan Huaxin Packaging Co. Ltd. Class B	1,362,902	1,661
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	1,841,534	1,654
	Tianjin Development Holdings Ltd.	3,388,000	1,625
*	MIE Holdings Corp.	15,092,000	1,612
	Changshouhua Food Co. Ltd.	3,549,000	1,605
^	Comba Telecom Systems Holdings Ltd.	10,365,540	1,580
*,^ Lianhua Supermarket Holdings Co. Ltd.		4,779,000	1,562
^	V1 Group Ltd.	29,978,000	1,537
*	EverChina International Holdings Co. Ltd.	42,895,000	1,527
	Bengang Steel Plates Co. Ltd. Class B	4,606,141	1,522
	Xingda International Holdings Ltd.	8,197,000	1,521
	HNA Infrastructure Company Ltd.	1,293,000	1,504
*,^ Loudong General Nice Resources China Holdings Ltd.		17,547,000	1,499
*,^ China Precious Metal Resources Holdings Co. Ltd.		45,252,000	1,495
	Landing International Development Ltd.	104,195,500	1,481
*	China Overseas Property Holdings Ltd.	11,948,560	1,443
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	3,672,000	1,440
^	Welling Holding Ltd.	8,517,200	1,397
^	Universal Health International Group Holding Ltd.	11,009,000	1,381
	Jinzhou Port Co. Ltd. Class B	2,549,944	1,380
^	Xiamen International Port Co. Ltd.	7,760,000	1,374
*,^ North Mining Shares Co. Ltd.		116,140,000	1,368
	Skyway Securities Group Ltd.	70,966,548	1,301
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	869,580	1,223
*	Chengde Nanjiang Co. Ltd. Class B	3,182,875	1,182
*	O-Net Technologies Group Ltd.	4,657,000	1,159
*	Launch Tech Co. Ltd.	1,260,000	1,151
	Shenguan Holdings Group Ltd.	10,032,000	1,104
^	Maoye International Holdings Ltd.	10,045,000	1,092
	Chongqing Machinery & Electric Co. Ltd.	10,028,000	1,069
*,2 Kangda International Environmental Co. Ltd.		5,715,891	1,064
^	Minmetals Land Ltd.	11,320,000	1,059
^	Hydoo International Holding Ltd.	9,324,000	1,025
	Changchai Co. Ltd. Class B	1,626,592	1,003
*	Shougang Concord International Enterprises Co. Ltd.	38,534,000	1,001
	Hefei Meiling Co. Ltd. Class B	1,629,752	965
*	SRE Group Ltd.	24,520,000	941
*,^ China Rare Earth Holdings Ltd.		15,493,426	915
^	Real Nutriceutical Group Ltd.	9,597,000	882
*	NVC Lighting Holding Ltd.	8,187,000	878
*,^ China Dynamics Holdings Ltd.		25,210,000	822
*	Anxin-China Holdings Ltd.	16,568,000	820
^	China Fiber Optic Network System Group Ltd.	12,939,600	814

^	Tiangong International Co. Ltd.	11,876,000	799
^	Yuanda China Holdings Ltd.	20,028,000	793
^	Hilong Holding Ltd.	6,343,000	787
*,^ Daphne International Holdings Ltd.		5,238,000	712
	Fiyta Holdings Ltd. Class B	710,020	707
	Dalian Refrigeration Co. Ltd. Class B	618,700	647
*	China Automation Group Ltd.	6,241,000	637
*	Boshiwa International Holding Ltd.	2,777,000	600
*	Chongqing Iron & Steel Co. Ltd.	4,228,000	536
*	Global Bio-Chem Technology Group Co. Ltd.	22,352,000	493
*,^ Xinjiang Xinxin Mining Industry Co. Ltd.		5,607,000	473
^	China Resources and Transportation Group Ltd.	32,250,000	362
*	Daqing Dairy Holdings Ltd.	1,578,000	341
*	Titan Petrochemicals Group Ltd.	10,180,000	322
*	China ITS Holdings Co. Ltd.	3,856,000	295
*,^ Dynasty Fine Wines Group Ltd.		1,342,000	248
*	Chigo Holding Ltd.	19,276,000	242
*	China Vanadium Titano - Magnetite Mining Co. Ltd.	6,914,000	207
*,^ Winsway Enterprises Holdings Ltd.		10,916,000	203
*	Real Gold Mining Ltd.	1,345,000	145
*	Trony Solar Holdings Co. Ltd.	1,562,000	126
*,^ Hidili Industry International Development Ltd.		5,777,000	108
*	Wanda Hotel Development Co. Ltd.	598,947	63
	Bloomage BioTechnology Corp. Ltd.	20,000	46
*	Coolpad Group Ltd. Rights Exp. 03/02/2016	3,901,200	40
*	HKC Holdings Ltd.	1,793,400	30
*,^ China Hongqiao Group Ltd. Rights Exp. 02/05/2016		1,399,310	3
	Beijing Enterprises Clean Energy Group Ltd.	19,432	1
*	China Oceanwide Holdings Ltd. Rights Exp. 03/03/2016	21,408,948	—
			8,015,222
Colombia (0.1%)
	Bancolombia SA ADR	1,046,822	30,881
	Grupo de Inversiones Suramericana SA	2,382,254	25,982
	Grupo Argos SA	3,271,187	16,642
	Corp Financiera Colombiana SA	1,073,008	12,193
	Cementos Argos SA	3,880,877	11,586
	Grupo Aval Acciones y Valores Preference Shares	34,080,874	10,954
	Ecopetrol SA	34,262,780	10,751
	Grupo de Inversiones Suramericana SA Preference Shares	955,825	10,046
	Isagen SA ESP	8,129,421	9,733
	Almacenes Exito SA	2,229,231	9,263
	Interconexion Electrica SA ESP	3,238,486	7,261
	Banco Davivienda SA Preference Shares	1,028,046	7,254
	Cementos Argos SA Preference Shares	2,057,365	5,710
*	Cemex Latam Holdings SA	1,755,721	5,188
	Ecopetrol SA ADR	743,583	4,789
	Celsia SA ESP	2,894,404	2,694
	Avianca Holdings SA Preference Shares	3,815,061	1,796
	Grupo Aval Acciones y Valores SA ADR	249,000	1,633
			184,356
Czech Republic (0.0%)
	Komercni banka as	152,211	32,009
	CEZ AS	1,629,775	27,104
	Philip Morris CR AS	4,592	2,391
			61,504

Denmark (1.4%)
	Novo Nordisk A/S Class B	18,604,393	1,039,398
	Danske Bank A/S	7,787,976	209,586
	Pandora A/S	1,154,986	154,521
	Vestas Wind Systems A/S	2,239,273	146,525
	Novozymes A/S	2,286,016	95,417
	Carlsberg A/S Class B	1,063,687	89,677
	AP Moeller - Maersk A/S Class B	66,046	84,976
	Coloplast A/S Class B	1,009,761	82,900
	DSV A/S	1,859,072	72,348
*	Genmab A/S	545,980	68,563
	ISS A/S	1,727,770	61,082
	AP Moeller - Maersk A/S Class A	45,560	57,586
	Chr Hansen Holding A/S	884,530	54,157
	TDC A/S	8,095,358	34,765
*	Jyske Bank A/S	721,580	31,685
	GN Store Nord A/S	1,554,722	29,106
	Tryg A/S	1,139,552	21,790
	Sydbank A/S	729,711	21,307
*	William Demant Holding A/S	238,685	21,040
*	H Lundbeck A/S	595,997	19,358
*	Topdanmark A/S	741,990	18,856
^	FLSmidth & Co. A/S	495,022	17,361
*	Royal Unibrew A/S	403,550	16,920
	SimCorp A/S	337,621	16,565
	NKT Holding A/S	239,280	13,302
*	Dfds A/S	306,016	10,860
	Rockwool International A/S Class B	64,077	9,708
	ALK-Abello A/S	58,257	8,060
*	Bavarian Nordic A/S	190,614	7,994
^	Ambu A/S Class B	231,933	7,198
	Spar Nord Bank A/S	863,967	7,110
	Schouw & Co.	117,554	6,945
	Matas A/S	352,492	6,661
	Alm Brand A/S	726,092	4,864
*,^ Bang & Olufsen A/S		334,421	3,528
	Solar A/S Class B	56,209	3,176
*,^ D/S Norden A/S		74,571	994
*	Amagerbanken A/S	537,565	—
*	OW Bunker A/S	129,331	—
			2,555,889
Egypt (0.1%)
	Commercial International Bank Egypt SAE	10,414,880	41,908
	Talaat Moustafa Group	10,212,276	6,866
*	Global Telecom Holding SAE GDR	4,522,625	5,160
*	Egyptian Financial Group-Hermes Holding Co.	5,523,294	5,130
	Egypt Kuwait Holding Co. SAE	8,645,825	4,262
*	Medinet Nasr Housing	1,298,132	4,147
	Juhayna Food Industries	4,285,896	3,955
*	Orascom Construction Ltd.	576,132	3,767
	ElSewedy Electric Co.	847,798	3,653
*	Palm Hills Developments SAE	10,329,159	2,912
	Telecom Egypt Co.	3,476,062	2,726
*	Pioneers Holding for Financial Investments SAE	2,888,566	2,677
*	Six of October Development & Investment	2,463,911	2,357
	Heliopolis Housing	382,033	2,137
*	Ezz Steel	1,850,105	1,758

	Sidi Kerir Petrochemicals Co.	1,159,232	1,548
*	Orascom Telecom Media And Technology Holding SAE	20,764,954	1,545
	Oriental Weavers	1,651,628	1,426
*	South Valley Cement	2,717,924	1,369
*	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	984
*	Arab Cotton Ginning	2,630,494	940
*	Global Telecom Holding SAE	2,989,569	704
*	Egyptian Resorts Co.	6,572,106	607
*	Citadel Capital SAE	3,178,807	545
*	Amer Group Holding	8,302,600	428
*	Porto Holding SAE	8,302,600	350
*	Abu Dhabi Islamic Bank	514,865	279
*	Maridive & Oil Services SAE	1,028,654	269
			104,409
Finland (0.8%)
	Nokia Oyj	37,938,803	273,292
	Sampo Oyj Class A	4,744,074	229,730
	Kone Oyj Class B	3,827,346	168,229
	UPM-Kymmene Oyj	5,348,375	87,162
	Fortum Oyj	4,491,393	70,625
	Wartsila OYJ Abp	1,571,246	70,577
	Elisa Oyj	1,606,994	58,204
	Stora Enso Oyj	5,781,562	47,119
	Nokian Renkaat Oyj	1,363,488	46,359
	Neste Oyj	1,293,044	40,510
	Huhtamaki Oyj	1,037,068	36,660
	Orion Oyj Class B	1,023,734	33,775
	Amer Sports Oyj	1,173,698	32,126
	Metso Oyj	1,344,858	27,750
	Kesko Oyj Class B	678,478	27,221
	Tieto Oyj	738,530	19,883
	Metsa Board Oyj	2,244,580	15,011
	Valmet Oyj	1,371,010	13,630
^	Cargotec Oyj Class B	422,241	13,460
	Konecranes Oyj	597,702	13,265
	Caverion Corp.	1,266,191	12,065
	Sponda Oyj	2,410,445	9,859
	Citycon Oyj	3,856,428	9,203
	Kemira Oyj	758,524	8,594
	Uponor Oyj	541,583	8,333
^	Outotec Oyj	1,769,929	6,954
^	YIT Oyj	1,267,219	6,751
*	Oriola-KD Oyj	1,289,379	5,860
	Raisio Oyj	1,210,095	5,404
*,^ Outokumpu Oyj		2,145,202	5,274
	Cramo Oyj	254,712	4,899
	Ramirent Oyj	629,935	4,211
^	Sanoma Oyj	843,362	3,896
*	Finnair Oyj	610,055	3,270
*,^ Stockmann OYJ Abp Class B		269,001	2,067
	F-Secure Oyj	661,216	1,807
			1,423,035
France (6.4%)
	Sanofi	11,387,870	947,028
	TOTAL SA	21,093,118	936,981
	AXA SA	19,421,353	479,957

	BNP Paribas SA	9,846,162	466,433
	LVMH Moet Hennessy Louis Vuitton SE	2,525,714	406,254
	Danone SA	5,733,672	394,911
	Airbus Group SE	5,590,107	351,598
	Orange SA	19,212,900	341,139
	L'Oreal SA	1,864,008	318,607
	Vinci SA	4,697,333	318,233
	Schneider Electric SE	5,568,771	297,128
	Societe Generale SA	7,385,032	281,723
	Air Liquide SA	2,671,925	276,304
^	Vivendi SA	11,858,612	257,809
	Essilor International SA	2,008,537	249,184
	Pernod Ricard SA	1,979,582	231,679
	Engie SA	14,342,495	228,844
	Cie de Saint-Gobain	4,584,377	188,943
	Safran SA	2,810,100	182,046
	Cie Generale des Etablissements Michelin	1,885,036	171,979
	Carrefour SA	5,477,536	155,896
	Legrand SA	2,676,837	147,442
	Renault SA	1,736,827	147,376
	Cap Gemini SA	1,603,542	146,534
^	Kering	749,492	126,307
	Publicis Groupe SA	1,911,006	114,633
	Veolia Environnement SA	4,706,537	113,471
*,^ Alcatel-Lucent SA		27,679,361	109,756
	Valeo SA	781,027	101,486
	Dassault Systemes	1,278,088	98,788
	L'Oreal SA Loyalty Line	532,666	91,046
*,^ Sodexo SA		919,979	90,102
	Klepierre	2,068,040	89,633
	Christian Dior SE	523,973	88,618
	Credit Agricole SA	8,844,270	88,258
	Hermes International	240,325	81,762
	Air Liquide SA (Prime de fidelite)	782,813	80,951
	Thales SA	1,038,263	79,028
	Accor SA	2,070,085	78,619
	SES SA	2,992,937	78,258
	Bouygues SA	1,898,154	74,302
	Atos SE	882,720	69,783
	Ingenico Group SA	550,245	64,954
	Suez Environnement Co.	3,268,856	60,597
	Iliad SA	233,023	58,433
*	Peugeot SA	3,909,185	58,129
*,^ Alstom SA		2,165,448	58,107
	SCOR SE	1,580,664	55,099
	Eutelsat Communications SA	1,658,780	53,611
	Groupe Eurotunnel SE	4,616,522	53,050
	Technip SA	1,121,857	52,273
	Bureau Veritas SA	2,602,061	49,571
	Gecina SA	376,362	48,381
	Teleperformance	576,670	48,046
	Natixis SA	9,430,568	46,140
	Eiffage SA	643,490	44,193
	Societe BIC SA	270,614	44,074
	Arkema SA	703,269	43,927
	STMicroelectronics NV	6,282,148	41,042
^	Zodiac Aerospace	1,945,581	40,571

	Bollore SA	9,893,479	39,930
	Edenred	2,036,905	38,324
	Numericable-SFR SAS	929,415	36,902
	Rexel SA	3,012,499	35,676
2	Euronext NV	704,283	34,141
	Orpea	426,801	33,785
	Aeroports de Paris	289,142	32,754
	Lagardere SCA	1,136,286	32,291
	Fonciere Des Regions	361,212	30,691
	Wendel SA	304,305	30,474
	Electricite de France SA	2,195,691	28,712
2	Elior	1,417,781	28,486
	JCDecaux SA	714,051	28,117
	Eurofins Scientific SE	84,646	27,769
	Rubis SCA	355,769	26,618
^	Casino Guichard Perrachon SA	574,722	26,052
	ICADE	358,709	25,493
*	UBISOFT Entertainment	926,353	25,445
	Eurazeo SA	406,802	24,833
^	Technicolor SA	3,432,688	24,394
	SEB SA	232,999	22,748
	Faurecia	616,404	22,390
	CNP Assurances	1,659,339	22,190
	Imerys SA	345,613	21,389
	Ipsen SA	347,188	20,012
	Plastic Omnium SA	576,140	18,812
	BioMerieux	143,305	18,022
	Credit Agricole SA Loyalty Line	1,787,302	17,836
^	Remy Cointreau SA	235,687	16,928
	Nexity SA	370,204	16,756
	Altran Technologies SA	1,179,930	14,901
	Sartorius Stedim Biotech	39,632	14,454
	Sopra Steria Group	124,461	13,491
	Korian SA	393,348	13,311
	Havas SA	1,644,025	13,100
	Alten SA	230,917	12,998
*	Nexans SA	335,462	12,846
*,^ Air France-KLM		1,515,900	12,172
	Societe Television Francaise 1	1,065,449	11,982
	Elis SA	677,458	11,839
	Euler Hermes Group	131,648	11,258
*,^ DBV Technologies SA		203,818	10,358
	Metropole Television SA	647,923	10,330
*	SPIE SA	576,778	10,201
*,2 Europcar Groupe SA		806,286	9,173
^	Mercialys SA	418,118	8,538
	Vicat SA	153,699	8,303
	Neopost SA	345,830	8,277
^	Virbac SA	43,813	8,049
	Saft Groupe SA	281,598	7,361
	IPSOS	337,381	6,919
	Faiveley Transport SA	68,778	6,858
	Gaztransport Et Technigaz SA	179,494	6,712
	Coface SA	792,999	6,504
*,^ Genfit		191,306	6,077
	Trigano SA	93,324	5,893
*	CGG SA	6,978,124	5,855

*	Groupe Fnac SA	101,600	5,828
	Electricite de France SA Loyalty Line	416,343	5,444
^	Vallourec SA	1,166,030	5,138
	LISI	199,576	4,889
	Tarkett SA	180,086	4,786
	Vilmorin & Cie SA	64,579	4,565
*	Parrot SA	190,048	4,258
	Guerbet	51,441	4,220
	Boiron SA	54,436	4,104
*,^ GameLoft SE		733,362	4,025
	SEB SA Loyalty Line	39,123	3,820
*,^ Etablissements Maurel et Prom		1,262,154	3,767
^	Rallye SA	229,399	3,511
	FFP	53,705	3,479
	Bonduelle SCA	132,216	3,437
^	Bourbon SA	255,007	3,322
*	Euro Disney SCA	1,995,833	2,836
	Assystem	109,087	2,648
*	Derichebourg SA	766,909	2,430
	Manitou BF SA	106,055	1,894
*,^ Eramet		82,077	1,784
	Mersen	120,274	1,746
	Albioma SA	118,116	1,662
	Haulotte Group SA	109,806	1,647
	GL Events	93,146	1,626
^	Jacquet Metal Service	110,034	1,490
*	Esso SA Francaise	25,680	1,225
^	Solocal Group	174,219	1,179
*	Stallergenes Greer plc	28,032	836
	Union Financiere de France BQE SA	27,292	690
	Albioma SA Loyalty Line	42,824	602
			11,667,645
Germany (6.1%)
	Bayer AG	8,337,307	938,338
	Siemens AG	7,984,255	765,294
	Allianz SE	4,590,346	742,889
	SAP SE	9,011,324	718,071
	Daimler AG	9,630,747	674,289
	BASF SE	9,307,026	620,347
*	Deutsche Telekom AG	31,917,802	555,784
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,475,880	284,362
	Bayerische Motoren Werke AG	3,301,084	274,933
	Fresenius SE & Co. KGaA	3,952,862	262,305
	Linde AG	1,865,196	253,808
	Deutsche Bank AG	13,905,882	249,208
	Deutsche Post AG	9,585,151	232,315
	Continental AG	1,088,886	228,501
	Volkswagen AG Preference Shares	1,850,287	215,470
	adidas AG	2,019,519	207,956
	E.ON SE	18,915,085	193,820
	Fresenius Medical Care AG & Co. KGaA	2,146,914	190,670
	Henkel AG & Co. KGaA Preference Shares	1,747,112	185,635
	Deutsche Boerse AG	1,882,047	160,601
	Infineon Technologies AG	11,300,450	151,217
	Vonovia SE	4,698,703	143,211
	Merck KGaA	1,304,389	113,577
	Henkel AG & Co. KGaA	1,176,102	108,448

	ProSiebenSat.1 Media SE	2,142,655	107,056
	HeidelbergCement AG	1,419,293	104,550
	Beiersdorf AG	1,006,392	92,884
	Deutsche Wohnen AG	3,396,138	89,537
*	Commerzbank AG	10,462,964	85,028
	Symrise AG	1,229,085	79,706
	Brenntag AG	1,555,465	76,324
	GEA Group AG	1,782,990	74,802
	Porsche Automobil Holding SE Preference Shares	1,538,863	69,791
	RWE AG	4,872,080	68,246
	ThyssenKrupp AG	4,286,641	66,234
	Hannover Rueck SE	608,326	64,025
	United Internet AG	1,194,522	61,821
	TUI AG	3,459,120	58,746
^	Wirecard AG	1,152,718	58,294
*	QIAGEN NV	2,279,445	52,073
	HUGO BOSS AG	647,797	51,593
	LEG Immobilien AG	630,466	51,177
	METRO AG	1,664,748	47,171
	MTU Aero Engines AG	512,765	47,078
	K&S AG	1,936,346	40,936
	Evonik Industries AG	1,321,045	40,784
	Volkswagen AG	294,858	38,706
	OSRAM Licht AG	856,156	38,225
	LANXESS AG	923,726	38,138
	Bayerische Motoren Werke AG Preference Shares	549,990	37,868
*,2 Zalando SE		1,054,465	36,314
	MAN SE	357,426	36,116
*	Deutsche Lufthansa AG	2,340,831	34,325
	Telefonica Deutschland Holding AG	6,909,468	34,272
	Freenet AG	1,078,057	33,526
	KION Group AG	671,183	33,134
	RTL Group SA	388,482	31,466
	Rheinmetall AG	431,121	30,804
	Fuchs Petrolub SE Preference Shares	705,180	28,922
	Kabel Deutschland Holding AG	216,077	27,685
	Gerresheimer AG	318,069	22,599
	Fraport AG Frankfurt Airport Services Worldwide	372,195	22,574
	Axel Springer SE	422,507	22,001
*,^ Dialog Semiconductor plc		715,873	21,901
	Sartorius AG Preference Shares	84,904	21,839
	TUI AG-DI	1,278,422	21,631
	STADA Arzneimittel AG	623,599	21,605
	Deutsche EuroShop AG	464,703	19,875
*	Nordex SE	612,380	19,848
^	KUKA AG	257,100	19,766
	Fielmann AG	255,850	19,305
	HOCHTIEF AG	208,817	19,179
	Aurubis AG	453,114	18,474
	Rational AG	40,907	18,345
^	Drillisch AG	414,057	17,037
	Aareal Bank AG	597,470	16,350
	Software AG	475,251	16,078
	Norma Group SE	319,094	15,985
	Krones AG	147,553	15,908
	DMG Mori AG	382,535	15,293
^	Stroeer SE	258,803	15,231

^	Bilfinger SE	324,499	14,324
*	GRENKELEASING AG	74,420	14,321
^	TAG Immobilien AG	1,174,876	13,831
*	Wincor Nixdorf AG	271,688	13,776
	alstria office REIT-AG	1,039,939	12,985
	Hella KGaA Hueck & Co.	309,820	12,943
	Jungheinrich AG Preference Shares	158,392	12,640
*	MorphoSys AG	262,289	12,478
	CTS Eventim AG & Co. KGaA	327,667	12,054
^	Suedzucker AG	796,033	12,041
	FUCHS PETROLUB SE	337,706	11,953
^	Leoni AG	335,471	11,714
	RHOEN-KLINIKUM AG	398,473	11,572
	Talanx AG	379,421	10,963
	Wacker Chemie AG	149,316	10,929
*,2 Deutsche Pfandbriefbank AG		1,026,313	10,611
	Bechtle AG	115,596	10,205
*	PATRIZIA Immobilien AG	382,404	9,777
	Duerr AG	136,476	9,241
	CompuGroup Medical AG	229,549	9,232
	Pfeiffer Vacuum Technology AG	98,958	9,117
	Nemetschek AG	186,911	8,579
	Indus Holding AG	187,801	8,577
	Salzgitter AG	394,495	8,427
^	Kloeckner & Co. SE	954,164	8,270
	ElringKlinger AG	286,143	7,238
	Sixt SE Preference Shares	168,752	6,280
	KWS Saat SE	22,187	6,176
	Sixt SE	132,331	6,144
	Takkt AG	323,956	6,016
*,^ SGL Carbon SE		577,880	5,902
	Jenoptik AG	412,915	5,566
	BRAAS Monier Building Group SA	225,901	5,533
^	Puma SE	26,749	5,408
*,^ Vossloh AG		93,562	5,364
*,^ SMA Solar Technology AG		106,921	5,279
^	Bertrandt AG	46,363	5,132
	Draegerwerk AG & Co. KGaA Preference Shares	76,020	5,076
	Carl Zeiss Meditec AG	162,792	4,812
*,^ Heidelberger Druckmaschinen AG		2,272,570	4,511
^	BayWa AG	133,957	3,923
	RWE AG Preference Shares	352,381	3,773
^	Wacker Neuson SE	249,434	3,531
^	Gerry Weber International AG	255,843	3,420
*,^ AIXTRON SE		908,136	3,286
	Deutsche Beteiligungs AG	105,924	3,155
	DIC Asset AG	317,463	3,085
	comdirect bank AG	279,001	3,065
^	Hamburger Hafen und Logistik AG	200,415	2,785
	Deutz AG	850,218	2,768
	Biotest AG Preference Shares	186,917	2,476
*	Hornbach Baumarkt AG	69,283	1,927
	Draegerwerk AG & Co. KGaA	30,636	1,870
*	H&R AG	133,254	1,281
	Bauer AG	83,517	1,280
^	Biotest AG	66,067	1,083

* CropEnergies AG	202,575	913
		11,247,848
Greece (0.1%)
Alpha Bank AE	13,768,082	27,924
OPAP SA	2,098,425	15,555
Eurobank Ergasias SA	18,578,610	15,446
Hellenic Telecommunications Organization SA	1,763,852	15,358
National Bank of Greece SA	52,423,819	14,489
Piraeus Bank SA	65,730,372	13,187
* JUMBO SA	983,916	10,451
Titan Cement Co. SA	454,519	8,765
Motor Oil Hellas Corinth Refineries SA	545,379	5,876
Hellenic Telecommunications Organization SA ADR	1,341,580	5,755
FF Group	332,888	5,229
Public Power Corp. SA	1,023,185	3,896
Hellenic Exchanges SA	671,087	3,289
* Hellenic Petroleum SA	732,305	3,093
Grivalia Properties REIC AE	372,582	2,869
Mytilineos Holdings SA	766,909	2,668
Athens Water Supply & Sewage Co. SA	405,094	2,052
Metka SA	255,433	1,934
* Ellaktor SA	1,229,868	1,587
* Cyprus Popular Bank PCL	12,597,118	546
		159,969
Hong Kong (2.5%)
AIA Group Ltd.	121,301,592	674,372
CK Hutchison Holdings Ltd.	28,424,014	355,149
Hong Kong Exchanges and Clearing Ltd.	12,069,217	267,462
Sun Hung Kai Properties Ltd.	16,827,579	182,567
Cheung Kong Property Holdings Ltd.	28,401,780	153,947
CLP Holdings Ltd.	15,570,286	130,792
Link REIT	22,746,320	130,495
Jardine Matheson Holdings Ltd.	2,466,662	129,586
Hang Seng Bank Ltd.	7,696,513	127,975
Power Assets Holdings Ltd.	13,371,846	122,223
Hong Kong & China Gas Co. Ltd.	68,738,981	120,997
BOC Hong Kong Holdings Ltd.	36,183,325	96,324
Sands China Ltd.	24,156,079	84,371
Hongkong Land Holdings Ltd.	11,851,347	74,674
Galaxy Entertainment Group Ltd.	21,451,464	67,395
Wharf Holdings Ltd.	13,755,106	64,370
MTR Corp. Ltd.	14,139,353	64,016
Jardine Strategic Holdings Ltd.	2,249,214	61,605
Cheung Kong Infrastructure Holdings Ltd.	6,027,438	56,691
Swire Pacific Ltd. Class A	5,855,329	56,485
Henderson Land Development Co. Ltd.	10,315,640	56,190
Techtronic Industries Co. Ltd.	12,648,051	47,989
^ AAC Technologies Holdings Inc.	7,038,385	45,097
New World Development Co. Ltd.	54,336,612	44,481
Want Want China Holdings Ltd.	65,653,410	43,131
Hang Lung Properties Ltd.	22,620,846	41,727
Sino Land Co. Ltd.	30,618,742	39,336
China Mengniu Dairy Co. Ltd.	27,276,230	38,053
Bank of East Asia Ltd.	11,682,530	34,341
Samsonite International SA	12,986,111	33,661
Li & Fung Ltd.	57,678,587	33,179

	Wheelock & Co. Ltd.	8,161,291	31,245
	Swire Properties Ltd.	11,815,236	30,743
*,2 WH Group Ltd.		53,404,566	30,580
	Yue Yuen Industrial Holdings Ltd.	8,456,610	29,207
	New World China Land Ltd.	26,414,481	25,647
	Hysan Development Co. Ltd.	6,336,577	24,552
	PCCW Ltd.	40,734,671	24,435
*	Semiconductor Manufacturing International Corp.	257,700,911	22,377
	Tingyi Cayman Islands Holding Corp.	19,181,690	21,915
	NWS Holdings Ltd.	13,996,786	20,869
	Esprit Holdings Ltd.	18,637,251	19,271
	ASM Pacific Technology Ltd.	2,417,857	17,589
	Hopewell Holdings Ltd.	5,533,051	16,791
	Cathay Pacific Airways Ltd.	10,248,930	16,175
	VTech Holdings Ltd.	1,605,285	16,115
	First Pacific Co. Ltd.	22,979,354	15,845
^	Prada SPA	5,233,576	15,620
	Kerry Properties Ltd.	6,624,897	15,333
^	Sun Art Retail Group Ltd.	22,028,073	12,427
	SJM Holdings Ltd.	18,455,248	12,180
^	Haitong International Securities Group Ltd.	22,704,142	11,333
	Champion REIT	23,724,844	11,165
^	Wynn Macau Ltd.	10,265,426	11,115
	Johnson Electric Holdings Ltd.	3,547,011	10,493
	Television Broadcasts Ltd.	2,970,751	10,404
^	Brightoil Petroleum Holdings Ltd.	34,372,464	10,173
	Shangri-La Asia Ltd.	10,671,177	9,941
	Xinyi Glass Holdings Ltd.	19,432,923	9,896
^	Melco International Development Ltd.	7,950,540	9,672
	Minth Group Ltd.	5,244,000	9,600
	MGM China Holdings Ltd.	7,676,980	9,242
	Stella International Holdings Ltd.	3,818,000	9,161
	Cafe de Coral Holdings Ltd.	3,291,310	9,019
	HKBN Ltd.	7,024,362	8,982
*	Global Brands Group Holding Ltd.	58,136,985	8,927
	China Travel International Investment Hong Kong Ltd.	26,191,096	8,917
	FIH Mobile Ltd.	24,543,751	8,783
	Uni-President China Holdings Ltd.	13,318,678	8,642
^	Value Partners Group Ltd.	9,224,000	8,391
	NagaCorp Ltd.	13,692,000	8,362
	Shui On Land Ltd.	33,921,243	8,272
^	Xinyi Solar Holdings Ltd.	25,481,022	8,189
	Man Wah Holdings Ltd.	7,430,000	8,074
	L'Occitane International SA	4,538,289	7,939
	Kerry Logistics Network Ltd.	5,471,048	7,559
^	Town Health International Medical Group Ltd.	40,470,000	7,546
	Great Eagle Holdings Ltd.	2,633,712	7,398
*	Goldin Financial Holdings Ltd.	6,851,351	7,385
	Huabao International Holdings Ltd.	19,808,985	7,385
	Orient Overseas International Ltd.	1,967,529	7,329
	Dah Sing Financial Holdings Ltd.	1,546,940	7,272
	Nexteer Automotive Group Ltd.	6,841,000	7,083
^	Fortune REIT (Hong Kong Shares)	6,943,077	7,063
	Pacific Textiles Holdings Ltd.	4,813,000	7,017
^	Luk Fook Holdings International Ltd.	3,590,000	6,651
^	Chow Tai Fook Jewellery Group Ltd.	10,917,183	6,336
	Shun Tak Holdings Ltd.	18,499,272	6,231

*,^ KuangChi Science Ltd.		17,032,000	6,187
	Fortune REIT (Singapore Shares)	6,141,000	6,180
	Texwinca Holdings Ltd.	6,354,070	6,148
^	Guotai Junan International Holdings Ltd.	22,785,000	6,076
	Dah Sing Banking Group Ltd.	3,850,857	6,064
*,^ Superb Summit International Group Ltd.		32,112,957	6,026
	SmarTone Telecommunications Holdings Ltd.	3,778,500	5,861
	Lifestyle International Holdings Ltd.	4,704,470	5,824
	Yuexiu REIT	10,781,000	5,474
	SITC International Holdings Co. Ltd.	11,383,000	5,283
	G-Resources Group Ltd.	221,705,559	5,109
*	Freeman Financial Corp. Ltd.	91,160,000	5,061
*	Tongda Group Holdings Ltd.	31,190,000	4,997
*,^ China Financial International Investments Ltd.		45,810,000	4,887
	Sunlight REIT	10,141,000	4,817
	CITIC Telecom International Holdings Ltd.	13,884,875	4,812
	Giordano International Ltd.	11,710,000	4,681
^	United Co. RUSAL plc	16,230,565	4,673
*	China Harmony New Energy Auto Holding Ltd.	7,344,500	4,668
*,2 China Jicheng Holdings Ltd.		24,766,634	4,665
*,^ FDG Electric Vehicles Ltd.		108,085,000	4,630
*,^ China Oceanwide Holdings Ltd.		42,817,896	4,435
*,^ China LNG Group Ltd.		156,895,000	4,247
	Yingde Gases Group Co. Ltd.	11,089,000	4,210
	Hopewell Highway Infrastructure Ltd.	8,915,101	4,105
^	REXLot Holdings Ltd.	71,550,000	4,046
	K Wah International Holdings Ltd.	11,087,000	3,962
	Hutchison Telecommunications Hong Kong Holdings Ltd.	12,025,565	3,792
	Prosperity REIT	10,664,000	3,740
^	Shougang Fushan Resources Group Ltd.	34,765,307	3,739
*,^ Goodbaby International Holdings Ltd.		8,233,536	3,511
	Beijing Enterprises Medical & Health Group Ltd.	49,944,000	3,491
	Chow Sang Sang Holdings International Ltd.	2,294,000	3,439
	Towngas China Co. Ltd.	6,925,084	3,343
*,^ Sino Oil And Gas Holdings Ltd.		130,055,000	3,206
	Sun Hung Kai & Co. Ltd.	5,483,000	3,202
^	TCL Communication Technology Holdings Ltd.	4,288,000	3,194
	Pacific Basin Shipping Ltd.	17,236,000	3,147
	Ju Teng International Holdings Ltd.	7,936,999	3,131
*,^ TOM Group Ltd.		14,535,013	3,080
^	Dynam Japan Holdings Co. Ltd.	2,666,800	3,059
^	Chong Hing Bank Ltd.	1,600,000	2,986
	Far East Consortium International Ltd.	9,218,000	2,951
*	Mason Financial Holdings Ltd.	82,600,923	2,943
^	Truly International Holdings Ltd.	12,832,000	2,916
*,^ China Smarter Energy Group Holdings Ltd.		25,003,610	2,889
	HKR International Ltd.	6,798,400	2,878
^	NewOcean Energy Holdings Ltd.	8,214,000	2,784
*	Kong Sun Holdings Ltd.	37,675,000	2,737
*	CST Mining Group Ltd.	274,136,000	2,721
*,^ United Photovoltaics Group Ltd.		36,042,000	2,676
	Kowloon Development Co. Ltd.	3,229,734	2,634
*	Gemdale Properties & Investment Corp. Ltd.	49,428,000	2,627
*,^ MMG Ltd.		14,228,000	2,619
*	Canvest Environmental Protection Group Co. Ltd.	6,511,000	2,592
^	SA Sa International Holdings Ltd.	9,420,074	2,572
	APT Satellite Holdings Ltd.	3,463,000	2,521

*	Mei Ah Entertainment Group Ltd.	29,660,000	2,500
*,^ HC International Inc.		5,234,000	2,433
^	China LotSynergy Holdings Ltd.	66,700,000	2,303
^	Lee's Pharmaceutical Holdings Ltd.	2,414,000	2,232
*	Emperor Capital Group Ltd.	27,648,140	2,215
^	GCL New Energy Holdings Ltd.	44,810,459	2,209
	Springland International Holdings Ltd.	11,361,343	2,204
*,^ China Ocean Shipbuilding Industry Group Ltd.		99,575,000	2,189
	Regal Hotels International Holdings Ltd.	4,296,000	2,162
^	Spring REIT	5,756,238	2,084
*,^ Good Resources Holdings Ltd.		24,061,634	2,051
*,^ Microport Scientific Corp.		4,126,000	1,955
*,^ Macau Legend Development Ltd.		15,053,529	1,948
	China Aerospace International Holdings Ltd.	17,238,000	1,948
^	China Silver Group Ltd.	9,230,000	1,924
*	Peace Map Holding Ltd.	52,560,212	1,888
^	Varitronix International Ltd.	2,629,000	1,866
^	Road King Infrastructure Ltd.	2,314,000	1,847
*,^ Louis XIII Holdings Ltd.		6,640,500	1,834
*,^ Summit Ascent Holdings Ltd.		7,724,052	1,830
*,^ China Huarong Energy Co. Ltd.		65,280,344	1,791
*,^ Midland Holdings Ltd.		5,356,000	1,785
^	China Beidahuang Industry Group Holdings Ltd. Class A	27,600,000	1,781
*	Technovator International Ltd.	3,934,000	1,778
^	Lai Sun Development Co. Ltd.	139,130,749	1,730
*	United Laboratories International Holdings Ltd.	4,422,500	1,682
	TCC International Holdings Ltd.	11,483,000	1,679
^	New Sports Group Ltd.	84,670,000	1,664
^	Shenwan Hongyuan HK Ltd.	4,055,000	1,601
	EVA Precision Industrial Holdings Ltd.	11,032,000	1,584
*,2 CGN New Energy Holdings Co. Ltd.		10,314,000	1,536
^	Liu Chong Hing Investment Ltd.	1,406,018	1,524
^	Parkson Retail Group Ltd.	12,515,883	1,443
*	Sincere Watch Hong Kong Ltd.	21,480,000	1,420
	AMVIG Holdings Ltd.	3,620,000	1,356
	Singamas Container Holdings Ltd.	14,082,000	1,293
*,^ SOCAM Development Ltd.		2,288,353	1,263
	Trinity Ltd.	10,228,000	1,219
*	Suncorp Technologies Ltd.	114,870,000	1,136
	IT Ltd.	4,496,000	1,093
*,^ Xinchen China Power Holdings Ltd.		7,131,000	1,084
*	PetroAsian Energy Holdings Ltd.	46,616,000	1,070
*,^ Sunshine Oilsands Ltd.		17,164,500	1,059
^	Imperial Pacific International Holdings Ltd.	50,647,275	1,029
*,^ Haier Healthwise Holdings Ltd.		25,852,885	1,010
	Polytec Asset Holdings Ltd.	10,895,000	953
*,^ Winshine Entertainment & Media Holding Co. Ltd.		17,132,096	939
*,^ Yanchang Petroleum International Ltd.		40,120,000	935
*	Auto Italia Holdings	33,901,298	880
*	Silver Base Group Holdings Ltd.	6,186,225	742
*,^ Anton Oilfield Services Group		8,484,000	732
	TPV Technology Ltd.	6,536,000	729
	Inspur International Ltd.	4,113,000	687
	Henderson Investment Ltd.	8,460,000	677
*	New Focus Auto Tech Holdings Ltd.	13,992,518	663
*,^ Honghua Group Ltd.		14,246,000	660
*	China Forestry Holdings Co. Ltd.	3,050,000	568

*	Hong Kong Television Network Ltd.	3,579,000	556
*	Neo-Neon Holdings Ltd.	4,061,500	552
	Emperor Watch & Jewellery Ltd.	26,590,000	539
^	Yip's Chemical Holdings Ltd.	1,906,000	531
*,^ SPT Energy Group Inc.		6,212,000	491
	New World Department Store China Ltd.	3,724,000	487
	GT Group Holdings Ltd.	7,068,098	477
*	L'sea Resources International Holdings Ltd.	14,118,616	461
*	Qunxing Paper Holdings Co. Ltd.	1,573,000	408
	Oriental Press Group	3,632,000	381
*	China Household Holdings Ltd.	27,250,000	305
*,^ Hang Fat Ginseng Holdings Co. Ltd.		51,340,000	224
	Hanison Construction Holdings Ltd.	1,555,221	219
*	Newtree Group Holdings Ltd.	718,043	214
*	China Longevity Group Co. Ltd.	1,027,000	181
	Heng Tai Consumables Group Ltd.	3,330,820	140
*	Skyway Securities Group Ltd. Warrants Exp. 2/11/2017	14,193,309	75
*	Portico International Holdings Ltd.	43,000	13
*	Hanison Construction Holdings Ltd. Rights Exp. 2/5/2016	777,610	9
			4,535,452
Hungary (0.1%)
	OTP Bank plc	1,904,603	40,516
	Richter Gedeon Nyrt	1,403,815	27,396
	MOL Hungarian Oil & Gas plc	485,615	23,612
*	Magyar Telekom Telecommunications plc	4,285,881	5,916
			97,440
India (2.2%)
	Infosys Ltd.	18,558,229	319,025
	Housing Development Finance Corp. Ltd.	15,885,052	278,072
	Reliance Industries Ltd.	15,991,923	245,284
	Tata Consultancy Services Ltd.	4,730,630	167,331
	Sun Pharmaceutical Industries Ltd.	11,167,812	144,555
	HDFC Bank Ltd.	7,249,405	113,068
	ITC Ltd.	19,457,214	92,261
	Hindustan Unilever Ltd.	7,175,651	86,693
	ICICI Bank Ltd.	24,438,034	83,234
	Oil & Natural Gas Corp. Ltd.	20,710,966	69,556
	HCL Technologies Ltd.	5,347,779	68,606
	Coal India Ltd.	13,366,192	63,266
	Lupin Ltd.	2,217,788	56,170
	Mahindra & Mahindra Ltd.	3,050,786	55,731
	Bharti Airtel Ltd.	12,843,014	55,113
	Kotak Mahindra Bank Ltd.	5,363,373	54,277
*	Tata Motors Ltd.	9,857,859	49,453
	Axis Bank Ltd.	7,658,579	46,459
	NTPC Ltd. (Common)	19,977,342	42,152
	IndusInd Bank Ltd.	2,922,602	40,237
	State Bank of India	14,748,975	39,422
	Wipro Ltd.	4,562,568	37,976
	Hero MotoCorp Ltd.	982,789	37,330
	Asian Paints Ltd.	2,890,498	37,205
	Larsen & Toubro Ltd.	2,244,167	36,700
	Tech Mahindra Ltd.	4,652,674	34,566
	Indiabulls Housing Finance Ltd.	3,250,349	34,094
	Zee Entertainment Enterprises Ltd.	5,383,438	33,508
	Indian Oil Corp. Ltd.	5,615,478	33,410

Aurobindo Pharma Ltd.	2,687,658	33,248
Maruti Suzuki India Ltd.	533,115	32,310
Eicher Motors Ltd.	122,721	30,081
Bharti Infratel Ltd.	5,497,868	29,443
Cipla Ltd.	3,238,759	28,082
UltraTech Cement Ltd.	667,073	28,055
Adani Ports & Special Economic Zone Ltd.	8,378,678	26,417
Bajaj Auto Ltd.	695,322	24,109
Dr Reddy's Laboratories Ltd.	526,145	24,036
Power Grid Corp. of India Ltd.	10,891,892	23,815
Bharat Petroleum Corp. Ltd.	1,746,546	23,021
Godrej Consumer Products Ltd.	1,267,533	22,940
Idea Cellular Ltd.	14,456,645	22,108
* United Spirits Ltd.	600,096	22,106
Shriram Transport Finance Co. Ltd.	1,700,472	21,257
UPL Ltd.	3,069,829	19,907
Bosch Ltd.	76,109	19,686
Dabur India Ltd.	5,256,673	19,497
JSW Steel Ltd.	1,204,178	18,878
Nestle India Ltd.	231,334	18,746
Ambuja Cements Ltd.	6,217,411	18,028
LIC Housing Finance Ltd.	2,482,013	17,588
Apollo Hospitals Enterprise Ltd.	782,735	17,061
GAIL India Ltd.	3,084,775	16,831
Wipro Ltd. ADR	1,398,371	16,389
Glenmark Pharmaceuticals Ltd.	1,410,205	16,141
* Tata Motors Ltd. Class A	3,868,293	15,227
Rajesh Exports Ltd.	1,403,942	15,074
Yes Bank Ltd.	1,356,117	15,024
Ashok Leyland Ltd.	11,292,957	15,010
Mindtree Ltd.	682,371	14,838
Marico Ltd.	4,507,346	14,785
Bajaj Finance Ltd.	162,274	14,222
Dr Reddy's Laboratories Ltd. ADR	308,425	13,858
Divi's Laboratories Ltd.	793,233	13,394
ICICI Bank Ltd. ADR	2,003,555	13,324
Shree Cement Ltd.	83,766	13,083
Vedanta Ltd.	12,132,937	13,041
Siemens Ltd.	851,677	12,877
Motherson Sumi Systems Ltd.	3,200,609	12,639
Piramal Enterprises Ltd.	860,644	12,617
Bharat Heavy Electricals Ltd.	5,985,416	12,325
Britannia Industries Ltd.	292,396	11,636
Bharat Forge Ltd.	935,722	11,556
Titan Co. Ltd.	2,129,649	11,485
Oracle Financial Services Software Ltd.	210,091	11,273
* Cadila Healthcare Ltd.	2,436,785	10,975
Havells India Ltd.	2,431,031	10,680
Crompton Greaves Ltd.	4,167,999	10,581
Bajaj Finserv Ltd.	383,800	10,556
Bharat Electronics Ltd.	570,955	10,423
Pidilite Industries Ltd.	1,213,366	10,161
Hindustan Petroleum Corp. Ltd.	813,400	9,818
Rural Electrification Corp. Ltd.	3,417,304	9,765
* Reliance Communications Ltd.	10,377,326	9,592
GlaxoSmithKline Pharmaceuticals Ltd.	200,231	9,559
NMDC Ltd.	7,830,511	9,366

	Cummins India Ltd.	677,207	9,246
	Reliance Infrastructure Ltd.	1,292,791	9,055
	Hindalco Industries Ltd.	8,525,543	8,961
	Page Industries Ltd.	49,775	8,903
	Bank of Baroda	4,701,039	8,765
	GlaxoSmithKline Consumer Healthcare Ltd.	101,691	8,760
	Tata Steel Ltd.	2,321,709	8,625
	ACC Ltd.	454,383	8,342
	Tata Power Co. Ltd.	9,352,210	8,324
	Torrent Pharmaceuticals Ltd.	400,212	8,278
	Mahindra & Mahindra Financial Services Ltd.	2,679,560	8,257
	Colgate-Palmolive India Ltd.	649,751	8,238
	Power Finance Corp. Ltd.	3,145,562	8,188
	Cairn India Ltd.	4,477,134	8,139
	Emami Ltd.	540,257	8,054
	Max India Ltd.	1,295,935	8,028
	United Breweries Ltd.	670,094	7,661
	Strides Shasun Ltd.	426,718	7,389
*	Suzlon Energy Ltd.	24,302,755	7,348
	Castrol India Ltd.	1,169,541	7,264
	Grasim Industries Ltd.	144,024	7,230
*	SKS Microfinance Ltd.	910,754	7,210
	ABB India Ltd.	497,101	7,142
	Reliance Capital Ltd.	1,241,844	7,077
	Info Edge India Ltd.	585,848	6,890
	Vakrangee Ltd.	2,556,200	6,890
	Petronet LNG Ltd.	1,848,156	6,722
	CRISIL Ltd.	242,386	6,594
	Berger Paints India Ltd.	1,667,495	6,573
	Oil India Ltd.	1,238,021	6,451
*	Wockhardt Ltd.	332,764	6,289
	DLF Ltd.	4,373,195	6,283
	Steel Authority of India Ltd.	9,831,302	6,238
	Arvind Ltd.	1,262,988	6,121
*	IDFC Bank Ltd.	7,890,321	6,109
	Hindustan Zinc Ltd.	2,549,374	6,073
	Jubilant Foodworks Ltd.	315,875	5,956
	Bajaj Holdings & Investment Ltd.	267,589	5,840
	Federal Bank Ltd.	8,364,150	5,724
*	Blue Dart Express Ltd.	60,411	5,614
	Mphasis Ltd.	825,603	5,570
*	Aditya Birla Fashion and Retail Ltd.	1,645,118	5,421
*	Indian Hotels Co. Ltd.	3,255,046	5,391
	Gillette India Ltd.	80,614	5,347
	PI Industries Ltd.	550,231	5,307
	Apollo Tyres Ltd.	2,394,455	5,241
*	Gujarat Pipavav Port Ltd.	2,179,109	5,213
	MRF Ltd.	9,873	5,201
*,2 InterGlobe Aviation Ltd.		401,911	5,179
	Punjab National Bank	3,787,351	5,148
	Amara Raja Batteries Ltd.	413,729	5,138
	Sundaram Finance Ltd.	254,059	5,109
	IRB Infrastructure Developers Ltd.	1,395,388	5,057
	Infosys Ltd. ADR	273,400	4,897
	TVS Motor Co. Ltd.	1,101,828	4,779
	Dewan Housing Finance Corp. Ltd.	1,704,685	4,655
	NHPC Ltd.	14,953,656	4,634

Cyient Ltd.	695,053	4,503
Kajaria Ceramics Ltd.	310,880	4,480
CESC Ltd.	652,736	4,369
JSW Energy Ltd.	3,808,288	4,332
Torrent Power Ltd.	1,237,319	4,299
Bayer CropScience Ltd.	85,715	4,275
Just Dial Ltd.	471,149	4,253
Ajanta Pharma Ltd.	225,092	4,248
AIA Engineering Ltd.	348,532	4,234
Reliance Power Ltd.	5,604,707	4,216
Voltas Ltd.	985,820	4,191
Sun TV Network Ltd.	743,840	4,178
Alstom T&D India Ltd.	625,471	4,151
* GMR Infrastructure Ltd.	21,399,113	4,127
Aditya Birla Nuvo Ltd.	316,369	4,090
Alembic Pharmaceuticals Ltd.	443,273	4,060
Tata Communications Ltd.	679,431	4,030
NCC Ltd.	4,116,218	3,963
Exide Industries Ltd.	2,180,301	3,879
eClerx Services Ltd.	184,986	3,858
* Adani Power Ltd.	8,853,507	3,774
* Abbott India Ltd.	49,572	3,713
Persistent Systems Ltd.	378,176	3,711
* Sun Pharma Advanced Research Co. Ltd.	788,357	3,658
Biocon Ltd.	502,881	3,645
Godrej Industries Ltd.	700,548	3,640
GRUH Finance Ltd.	932,221	3,622
Sintex Industries Ltd.	3,051,596	3,591
Sadbhav Engineering Ltd.	788,446	3,589
* Jindal Steel & Power Ltd.	3,746,430	3,582
Credit Analysis & Research Ltd.	200,371	3,577
WABCO India Ltd.	42,611	3,557
Balkrishna Industries Ltd.	388,545	3,496
L&T Finance Holdings Ltd.	4,020,182	3,475
IDFC Ltd.	5,774,703	3,466
Hexaware Technologies Ltd.	1,006,924	3,441
Pfizer Ltd.	103,683	3,430
* Dish TV India Ltd.	2,514,292	3,403
Canara Bank	1,173,774	3,384
IDBI Bank Ltd.	3,830,907	3,338
Thermax Ltd.	265,736	3,291
Ramco Cements Ltd.	569,501	3,274
Oberoi Realty Ltd.	854,443	3,078
Prestige Estates Projects Ltd.	1,120,766	3,076
* Fortis Healthcare Ltd.	1,160,015	3,074
Gateway Distriparks Ltd.	686,662	3,070
KPIT Technologies Ltd.	1,440,202	3,058
Karur Vysya Bank Ltd.	460,247	3,049
Indraprastha Gas Ltd.	357,708	2,965
Redington India Ltd.	1,920,539	2,946
Tata Global Beverages Ltd.	1,567,150	2,937
Repco Home Finance Ltd.	304,243	2,902
Cox & Kings Ltd.	845,687	2,853
Gujarat Gas Ltd.	332,174	2,829
Ipca Laboratories Ltd.	285,319	2,825
* Whirlpool of India Ltd.	318,192	2,780
Bajaj Corp. Ltd.	478,516	2,712

Jain Irrigation Systems Ltd.	2,792,887	2,651
Adani Enterprises Ltd.	2,448,072	2,649
* Housing Development & Infrastructure Ltd.	2,402,330	2,624
Muthoot Finance Ltd.	914,636	2,607
IFCI Ltd.	7,810,207	2,599
Union Bank of India	1,314,422	2,555
Gujarat State Petronet Ltd.	1,236,650	2,549
State Bank of India GDR	88,502	2,386
Great Eastern Shipping Co. Ltd.	462,749	2,304
National Aluminium Co. Ltd.	4,475,674	2,293
Bank of India	1,488,821	2,222
VA Tech Wabag Ltd.	250,624	2,186
* Balrampur Chini Mills Ltd.	1,639,626	2,166
Srei Infrastructure Finance Ltd.	2,279,583	2,098
* Jet Airways India Ltd.	232,291	2,084
Jammu & Kashmir Bank Ltd.	1,959,380	2,072
Tata Chemicals Ltd.	383,577	2,009
Engineers India Ltd.	701,249	2,002
Welspun Corp. Ltd.	1,301,814	1,934
* Indiabulls Real Estate Ltd.	2,336,865	1,927
* India Cements Ltd.	1,343,600	1,882
Future Retail Ltd.	889,040	1,858
South Indian Bank Ltd.	6,788,992	1,853
* Mangalore Refinery & Petrochemicals Ltd.	1,893,657	1,834
* Hathway Cable & Datacom Ltd.	3,238,849	1,828
Polaris Consulting & Services Ltd.	567,145	1,801
* Bajaj Hindusthan Sugar Ltd.	7,029,376	1,754
Gujarat Fluorochemicals Ltd.	245,658	1,737
Sobha Ltd.	404,916	1,734
Century Textiles & Industries Ltd.	216,666	1,691
* Tata Motors Ltd. ADR	67,417	1,684
PTC India Ltd.	1,709,221	1,630
Coromandel International Ltd.	625,454	1,560
* Jaiprakash Associates Ltd.	11,299,772	1,494
Alstom India Ltd.	153,620	1,456
Multi Commodity Exchange of India Ltd.	112,863	1,430
* Shipping Corp. of India Ltd.	1,165,221	1,420
Syndicate Bank	1,394,420	1,393
* Hindustan Construction Co. Ltd.	4,177,864	1,361
Kaveri Seed Co. Ltd.	275,765	1,322
Central Bank of India	1,421,514	1,314
* DEN Networks Ltd.	1,046,362	1,307
Videocon Industries Ltd.	780,339	1,306
Karnataka Bank Ltd.	832,426	1,220
Rolta India Ltd.	936,910	1,169
* Indian Overseas Bank	3,013,982	1,128
Corp Bank	1,927,126	1,108
Jindal Saw Ltd.	1,429,933	1,063
McLeod Russel India Ltd.	448,439	1,031
Indian Bank	741,218	1,003
* Unitech Ltd.	11,790,102	989
HDFC Bank Ltd. ADR	15,732	949
UCO Bank	1,710,924	938
Oriental Bank of Commerce	549,217	916
* Punj Lloyd Ltd.	2,352,333	901
Radico Khaitan Ltd.	494,183	835
Andhra Bank	1,043,238	807

* Shree Renuka Sugars Ltd.	4,414,308	801
Raymond Ltd.	124,727	757
Chambal Fertilizers and Chemicals Ltd.	817,973	699
* Amtek Auto Ltd.	1,209,979	676
Allahabad Bank	824,882	657
Gujarat State Fertilizers & Chemicals Ltd.	604,857	626
Vijaya Bank	1,262,461	582
Gujarat Mineral Development Corp. Ltd.	586,749	539
* Adani Transmissions Ltd.	869,971	476
* Castex Technologies Ltd.	929,432	152
Vedanta Ltd. ADR	16,320	72
* Nagarjuna Fertilizers & Chemicals Ltd.	312,129	52
Jain Irrigation Systems Ltd. DVR	32,150	21
* Chennai Super Kings Cricket Ltd.	951,110	—
* Arvind Infrastructure Ltd	93,681	—
		4,113,716
Indonesia (0.5%)
Telekomunikasi Indonesia Persero Tbk PT	507,020,600	124,392
Bank Central Asia Tbk PT	123,557,300	118,472
Astra International Tbk PT	202,283,100	96,175
Bank Rakyat Indonesia Persero Tbk PT	107,954,300	89,033
Bank Mandiri Persero Tbk PT	93,686,524	66,162
Unilever Indonesia Tbk PT	11,404,400	30,592
Bank Negara Indonesia Persero Tbk PT	74,544,695	26,880
Semen Indonesia Persero Tbk PT	30,077,600	24,412
Indofood Sukses Makmur Tbk PT	43,963,600	20,004
Gudang Garam Tbk PT	4,578,000	19,521
Indocement Tunggal Prakarsa Tbk PT	13,349,900	19,315
United Tractors Tbk PT	15,026,537	19,205
Kalbe Farma Tbk PT	192,991,410	18,870
Perusahaan Gas Negara Persero Tbk	106,535,200	18,830
Charoen Pokphand Indonesia Tbk PT	75,093,958	18,496
Lippo Karawaci Tbk PT	190,462,600	14,652
Indofood CBP Sukses Makmur Tbk PT	11,753,100	12,448
Summarecon Agung Tbk PT	109,161,900	11,638
Surya Citra Media Tbk PT	56,149,700	11,128
Ciputra Development Tbk PT	107,150,454	9,985
Bumi Serpong Damai Tbk PT	74,788,200	9,521
* Tower Bersama Infrastructure Tbk PT	19,347,200	8,934
Bank Danamon Indonesia Tbk PT	30,156,309	8,931
Jasa Marga Persero Tbk PT	20,416,300	8,593
AKR Corporindo Tbk PT	15,649,600	8,401
Pakuwon Jati Tbk PT	234,783,434	7,735
* XL Axiata Tbk PT	27,955,123	7,504
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	93,438,100	5,927
Wijaya Karya Beton Tbk PT	80,785,905	5,863
Adaro Energy Tbk PT	127,264,380	4,914
Waskita Karya Persero Tbk PT	38,513,867	4,891
Media Nusantara Citra Tbk PT	51,585,112	4,513
Wijaya Karya Persero Tbk PT	20,370,500	4,178
Astra Agro Lestari Tbk PT	3,236,300	4,048
Global Mediacom Tbk PT	67,801,718	3,967
Ace Hardware Indonesia Tbk PT	67,790,200	3,961
Bank Tabungan Negara Persero Tbk PT	33,039,197	3,305
Matahari Putra Prima Tbk PT	24,150,600	2,960
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	27,114,800	2,838
Alam Sutera Realty Tbk PT	116,569,300	2,750

Tambang Batubara Bukit Asam Persero Tbk PT	7,860,500	2,567
MNC Investama Tbk PT	236,221,600	2,240
* Link Net Tbk PT	9,112,900	2,194
* Vale Indonesia Tbk PT	20,394,998	2,176
* Aneka Tambang Persero Tbk PT	87,319,327	2,104
Intiland Development Tbk PT	55,080,300	1,891
* Mitra Adiperkasa Tbk PT	6,601,000	1,805
* Lippo Cikarang Tbk PT	3,891,500	1,724
* Sigmagold Inti Perkasa Tbk PT	51,695,900	1,607
Siloam International Hospitals Tbk PT	2,409,100	1,584
Surya Semesta Internusa Tbk PT	33,286,700	1,581
* Panin Financial Tbk PT	139,370,400	1,578
* Agung Podomoro Land Tbk PT	62,045,400	1,402
Indo Tambangraya Megah Tbk PT	3,964,700	1,399
* Energi Mega Persada Tbk PT	364,463,432	1,326
* Eagle High Plantations Tbk PT	104,569,400	1,320
BISI International Tbk PT	12,393,300	1,151
Ramayana Lestari Sentosa Tbk PT	24,100,200	1,063
Holcim Indonesia Tbk PT	16,030,700	1,056
* Bakrie and Brothers Tbk PT	274,678,500	997
Timah Persero Tbk PT	22,614,387	861
Bekasi Fajar Industrial Estate Tbk PT	42,592,500	749
Sampoerna Agro PT	4,713,700	621
* Bumi Resources Tbk PT	154,029,200	560
Salim Ivomas Pratama Tbk PT	22,989,100	539
Medco Energi Internasional Tbk PT	9,976,000	515
* Krakatau Steel Persero Tbk PT	22,187,900	506
* Berlian Laju Tanker Tbk PT	25,926,000	369
Gajah Tunggal Tbk PT	9,957,100	368
* Bakrie Telecom Tbk PT	94,762,000	344
* Harum Energy Tbk PT	5,296,000	239
* Darma Henwa Tbk PT	41,394,000	150
		922,530
Ireland (0.3%)
Kerry Group plc Class A	1,466,174	119,557
* Bank of Ireland	277,284,766	91,451
Ryanair Holdings plc ADR	716,492	56,137
Smurfit Kappa Group plc	2,357,785	51,156
Paddy Power plc	336,082	50,198
Kingspan Group plc	1,766,525	45,489
Glanbia plc	1,763,353	33,478
C&C Group plc	3,371,316	13,117
Green REIT plc	6,664,672	10,822
* Ryanair Holdings plc	695,654	10,351
Permanent TSB Group Holdings plc	1,183,540	5,003
FBD Holdings plc	183,613	1,285
* Irish Bank Resolution Corp. Ltd.	698,992	—
		488,044
Israel (0.6%)
Teva Pharmaceutical Industries Ltd.	9,889,734	607,696
Bank Hapoalim BM	9,987,836	46,392
* Bank Leumi Le-Israel BM	12,668,411	41,721
Bezeq The Israeli Telecommunication Corp. Ltd.	18,918,328	40,783
NICE-Systems Ltd.	535,565	32,136
Elbit Systems Ltd.	238,395	20,399
Teva Pharmaceutical Industries Ltd. ADR	316,826	19,478

Frutarom Industries Ltd.	362,268	18,343
Israel Chemicals Ltd.	4,538,223	18,290
* Israel Discount Bank Ltd. Class A	10,543,733	17,341
Azrieli Group Ltd.	374,098	13,203
Mizrahi Tefahot Bank Ltd.	1,166,581	13,096
* Tower Semiconductor Ltd.	685,414	8,697
Delek Group Ltd.	46,926	8,096
* EZchip Semiconductor Ltd.	311,424	7,921
Paz Oil Co. Ltd.	50,006	7,770
Gazit-Globe Ltd.	871,239	6,889
Alony Hetz Properties & Investments Ltd.	953,994	6,779
Osem Investments Ltd.	386,696	6,470
* Airport City Ltd.	593,874	5,279
First International Bank Of Israel Ltd.	431,556	5,098
* Oil Refineries Ltd.	11,117,719	4,601
Harel Insurance Investments & Financial Services Ltd.	1,159,530	4,346
Strauss Group Ltd.	306,431	4,239
Melisron Ltd.	132,244	4,196
Reit 1 Ltd.	1,608,990	4,170
* Partner Communications Co. Ltd.	865,418	3,922
Israel Corp. Ltd.	22,274	3,741
Amot Investments Ltd.	1,073,941	3,464
Shikun & Binui Ltd.	1,997,231	3,110
* Jerusalem Oil Exploration	78,950	3,000
Delek Automotive Systems Ltd.	301,467	2,672
* Cellcom Israel Ltd. (Registered)	400,667	2,599
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	58,760	2,557
Delta-Galil Industries Ltd.	95,849	2,500
* Nova Measuring Instruments Ltd.	267,110	2,452
Ituran Location and Control Ltd.	135,814	2,431
* Mazor Robotics Ltd.	446,678	2,426
* IDI Insurance Co. Ltd.	51,224	2,340
* Compugen Ltd.	469,511	2,138
* Clal Insurance Enterprises Holdings Ltd.	183,977	2,036
* Shufersal Ltd.	635,239	2,013
Electra Ltd.	12,846	1,627
Silicom Ltd.	53,002	1,617
* Menorah Mivtachim Holdings Ltd.	209,637	1,604
* Evogene Ltd.	239,973	1,589
* Phoenix Holdings Ltd.	756,459	1,566
* Kenon Holdings Ltd.	171,920	1,556
* Allot Communications Ltd.	277,554	1,383
Africa Israel Properties Ltd.	111,184	1,261
Migdal Insurance & Financial Holding Ltd.	1,864,315	1,222
* AudioCodes Ltd.	275,151	1,189
* Naphtha Israel Petroleum Corp. Ltd.	254,555	1,153
Norstar Holdings Inc.	84,433	1,069
* Gilat Satellite Networks Ltd.	245,895	876
* Property & Building Corp. Ltd.	11,550	848
* Kamada Ltd.	207,903	771
* Jerusalem Economy Ltd.	470,236	633
* Cellcom Israel Ltd.	96,644	632
* Africa Israel Investments Ltd.	1,404,537	586
* Ceragon Networks Ltd.	458,454	575
		1,038,587
Italy (1.8%)
Eni SPA	24,851,398	360,649

	Intesa Sanpaolo SPA (Registered)	121,446,446	346,023
	Enel SPA	69,179,341	284,030
	Assicurazioni Generali SPA	12,717,926	190,958
	UniCredit SPA	49,348,459	190,773
	Atlantia SPA	4,818,373	126,254
	Snam SPA	21,889,410	122,819
	Luxottica Group SPA	1,766,043	110,393
*,^ Telecom Italia SPA (Registered)		98,681,622	109,832
	Terna Rete Elettrica Nazionale SPA	14,380,037	77,063
	Fiat Chrysler Automobiles NV	8,818,799	61,746
	CNH Industrial NV	9,281,324	57,903
	Telecom Italia SPA (Bearer)	60,989,606	54,889
*,^ Ferrari NV		1,328,440	52,671
	Tenaris SA	4,498,629	46,587
*	Finmeccanica SPA	3,820,902	45,518
	Mediobanca SPA	5,500,782	44,086
	Prysmian SPA	2,059,979	42,385
	Unione di Banche Italiane SPA	8,756,519	41,033
	Banca Popolare di Milano Scarl	44,150,078	36,247
	EXOR SPA	1,058,296	34,500
*	Banco Popolare SC	3,630,838	33,819
	Enel Green Power SPA	15,628,468	30,631
	Banca Popolare dell'Emilia Romagna SC	4,831,414	28,968
	Recordati SPA	1,037,035	25,703
	Davide Campari-Milano SPA	2,877,734	25,244
	Mediaset SPA	7,512,946	25,221
	Intesa Sanpaolo SPA	9,459,146	25,151
	Azimut Holding SPA	1,060,215	22,325
	UnipolSai SPA	10,457,880	22,222
	Italcementi SPA	1,933,051	21,670
*	Yoox Net-A-Porter Group SPA	605,584	20,837
	Unipol Gruppo Finanziario SPA	4,890,083	20,036
	Moncler SPA	1,323,767	19,627
	Hera SPA	6,736,928	18,910
	A2A SPA	15,718,972	18,849
^	Banca Monte dei Paschi di Siena SPA	24,407,731	17,717
*	Banca Mediolanum SPA	2,616,803	17,462
	Banca Popolare di Sondrio SCARL	4,460,897	17,112
^	FinecoBank Banca Fineco SPA	2,114,774	16,436
	Cerved Information Solutions SPA	1,904,393	15,739
2	Anima Holding SPA	2,138,977	15,728
	Banca Generali SPA	574,951	15,682
	De' Longhi SPA	581,240	13,905
	Ansaldo STS SPA	1,193,077	12,752
^	Brembo SPA	306,851	12,590
	DiaSorin SPA	232,374	12,230
*,2 Infrastrutture Wireless Italiane SPA		2,398,317	12,113
^	Buzzi Unicem SPA	729,041	11,048
*	Autogrill SPA	1,267,310	10,771
^	Salvatore Ferragamo SPA	474,730	10,738
^	Tod's SPA	135,322	10,710
*	Credito Valtellinese SC	11,407,754	10,620
	Societa Cattolica di Assicurazioni SCRL	1,427,615	10,167
	Interpump Group SPA	795,222	10,120
	Ei Towers SPA	169,434	9,859
*,^ Saipem SpA Rights Exp. 2/11/2016		2,534,257	7,962
	Parmalat SPA	3,063,810	7,960

	ACEA SPA	509,834	7,578
	Amplifon SPA	893,850	7,493
	Salini Impregilo SPA	1,881,318	7,325
^	Beni Stabili SpA SIIQ	10,665,516	7,206
^	Industria Macchine Automatiche SPA	145,711	7,123
*,^ Saras SPA		3,383,434	7,102
	Societa Iniziative Autostradali e Servizi SPA	709,960	6,736
	Iren SPA	4,362,767	6,445
*,2 OVS SPA		1,055,824	6,444
	Banca IFIS SPA	200,678	6,295
	ERG SPA	499,724	6,270
	MARR SPA	319,452	6,124
	Danieli & C Officine Meccaniche SPA RSP	407,158	5,867
^	Banca Carige SPA	6,635,008	5,222
	Credito Emiliano SPA	739,170	4,947
	Italmobiliare SPA RSP	173,821	4,912
^	Brunello Cucinelli SPA	287,938	4,819
2	RAI Way SPA	983,497	4,587
	ASTM SPA	365,556	3,984
^	Piaggio & C SPA	1,803,446	3,791
	Buzzi Unicem SPA	400,743	3,764
*	CIR-Compagnie Industriali Riunite SPA	3,461,772	3,340
*,^ Safilo Group SPA		296,352	3,207
	Cementir Holding SPA	574,114	3,080
	Tenaris SA ADR	139,938	2,916
*,^ Geox SPA		730,408	2,832
^	Italmobiliare SPA	65,124	2,461
	Esprinet SPA	294,991	2,401
^	Danieli & C Officine Meccaniche SPA	119,698	2,322
*,^ RCS MediaGroup SPA		3,673,335	2,272
	Immobiliare Grande Distribuzione SIIQ SPA	2,764,282	2,184
^	Astaldi SPA	410,196	2,067
*,^ Fincantieri SPA		5,012,443	1,906
	Zignago Vetro SPA	293,725	1,739
*	Gruppo Editoriale L'Espresso SPA	1,725,223	1,585
*,^ Saipem SPA		2,534,257	1,571
^	Trevi Finanziaria Industriale SPA	800,928	1,340
	DeA Capital SPA	821,732	1,161
*	Cofide SPA	2,820,809	1,114
*	Arnoldo Mondadori Editore SPA	1,192,987	1,087
	Falck Renewables SPA	960,562	983
*,^ Juventus Football Club SPA		3,320,053	911
*	Sogefi SPA	339,011	634
*	Gemina SPA CVR	2,837,088	40
			3,242,180
Japan (18.0%)
	Toyota Motor Corp.	28,216,780	1,699,484
	Mitsubishi UFJ Financial Group Inc.	140,216,150	719,014
	Honda Motor Co. Ltd.	18,074,190	489,937
	KDDI Corp.	18,941,898	479,658
	Sumitomo Mitsui Financial Group Inc.	13,096,425	439,367
	Mizuho Financial Group Inc.	249,628,486	431,912
	SoftBank Group Corp.	9,351,265	411,788
	Japan Tobacco Inc.	10,475,464	410,258
	Takeda Pharmaceutical Co. Ltd.	7,806,371	378,014
	East Japan Railway Co.	3,824,300	351,522
	Seven & i Holdings Co. Ltd.	7,870,709	351,053

Central Japan Railway Co.	1,823,914	338,543
NTT DOCOMO Inc.	13,691,531	303,654
Astellas Pharma Inc.	21,894,855	303,168
Canon Inc.	10,563,027	295,157
Sony Corp.	12,660,837	293,849
Kao Corp.	5,051,655	271,099
FANUC Corp.	1,971,589	263,975
Fuji Heavy Industries Ltd.	6,314,442	258,405
Tokio Marine Holdings Inc.	7,075,031	253,142
Mitsubishi Estate Co. Ltd.	12,755,490	252,516
Bridgestone Corp.	6,473,053	235,826
Nissan Motor Co. Ltd.	23,673,488	235,450
Hitachi Ltd.	46,757,803	231,078
Mitsui Fudosan Co. Ltd.	9,566,720	225,209
Mitsubishi Corp.	13,892,899	222,702
Murata Manufacturing Co. Ltd.	1,899,871	219,754
Denso Corp.	5,069,207	218,625
Keyence Corp.	459,764	216,956
Shin-Etsu Chemical Co. Ltd.	4,156,321	212,289
Panasonic Corp.	21,460,755	201,520
Nippon Telegraph & Telephone Corp.	4,672,924	198,939
Mitsui & Co. Ltd.	17,186,302	195,351
ORIX Corp.	13,240,349	187,251
Nomura Holdings Inc.	34,471,470	187,075
Mitsubishi Electric Corp.	19,936,584	185,033
Daiwa House Industry Co. Ltd.	6,505,863	183,681
Daikin Industries Ltd.	2,693,369	181,981
ITOCHU Corp.	14,492,019	170,324
Kubota Corp.	11,329,399	167,448
Nidec Corp.	2,440,250	166,495
Fast Retailing Co. Ltd.	513,294	165,972
Eisai Co. Ltd.	2,677,257	161,825
Hoya Corp.	4,175,677	161,191
FUJIFILM Holdings Corp.	4,129,961	159,573
Dai-ichi Life Insurance Co. Ltd.	11,382,670	157,328
Nintendo Co. Ltd.	1,089,665	152,786
Nippon Steel & Sumitomo Metal Corp.	8,278,213	148,381
Ono Pharmaceutical Co. Ltd.	918,736	148,066
Komatsu Ltd.	9,500,813	142,053
Daiichi Sankyo Co. Ltd.	6,821,142	142,023
MS&AD Insurance Group Holdings Inc.	5,203,885	141,343
Secom Co. Ltd.	1,959,849	136,566
SMC Corp.	589,399	133,489
Kyocera Corp.	3,145,053	131,147
Shionogi & Co. Ltd.	2,989,523	130,461
Toray Industries Inc.	15,283,436	129,555
Mitsubishi Heavy Industries Ltd.	32,339,679	127,101
Suzuki Motor Corp.	4,137,533	127,035
Shimano Inc.	795,807	126,951
Otsuka Holdings Co. Ltd.	3,772,721	126,920
Olympus Corp.	3,248,511	126,672
Ajinomoto Co. Inc.	5,320,318	126,539
Oriental Land Co. Ltd.	1,955,883	124,894
Sumitomo Realty & Development Co. Ltd.	4,375,531	122,656
Asahi Group Holdings Ltd.	3,815,116	122,453
Sumitomo Mitsui Trust Holdings Inc.	38,166,393	122,033
West Japan Railway Co.	1,857,356	120,336

	Kirin Holdings Co. Ltd.	8,438,864	119,841
	Dentsu Inc.	2,245,648	119,348
	MEIJI Holdings Co. Ltd.	1,378,490	115,708
	Sumitomo Corp.	11,353,624	113,175
	Sompo Japan Nipponkoa Holdings Inc.	3,797,430	112,620
	Daiwa Securities Group Inc.	17,242,282	107,746
	Resona Holdings Inc.	23,404,451	107,632
	Tokyo Gas Co. Ltd.	23,344,268	107,562
	Recruit Holdings Co. Ltd.	3,383,786	106,826
	Terumo Corp.	3,296,106	104,802
	Mazda Motor Corp.	5,720,665	104,103
	Tokyo Electron Ltd.	1,583,430	102,528
	Sumitomo Electric Industries Ltd.	7,714,052	101,640
	Daito Trust Construction Co. Ltd.	745,395	94,767
	Aeon Co. Ltd.	6,993,885	93,341
	Sekisui House Ltd.	5,915,087	93,109
	JX Holdings Inc.	24,378,006	93,100
	Sysmex Corp.	1,445,618	93,087
	Chubu Electric Power Co. Inc.	7,155,760	91,905
	Nitto Denko Corp.	1,582,791	91,017
	Tokyu Corp.	11,457,959	89,302
	Rakuten Inc.	8,478,475	87,624
	Asahi Kasei Corp.	13,426,330	87,236
	Inpex Corp.	9,267,904	82,516
	Toyota Industries Corp.	1,637,092	82,166
	Aisin Seiki Co. Ltd.	1,912,915	81,227
	Yamato Holdings Co. Ltd.	3,683,565	80,875
	Marubeni Corp.	16,832,784	80,509
*	Kansai Electric Power Co. Inc.	7,333,177	79,717
	Hankyu Hanshin Holdings Inc.	12,742,165	79,493
*	Tokyo Electric Power Co. Inc.	15,709,380	78,938
	Japan Exchange Group Inc.	5,545,320	78,838
	Sumitomo Chemical Co. Ltd.	15,325,691	77,870
	Osaka Gas Co. Ltd.	19,937,196	75,618
	Kintetsu Group Holdings Co. Ltd.	18,216,581	75,118
	Fujitsu Ltd.	17,938,441	74,910
	Shiseido Co. Ltd.	3,941,993	74,410
	Mitsubishi Chemical Holdings Corp.	13,258,372	73,945
	T&D Holdings Inc.	6,341,336	72,562
	JFE Holdings Inc.	5,161,452	69,969
	NEC Corp.	26,257,112	69,543
	Makita Corp.	1,224,437	68,920
	Taisei Corp.	10,932,645	68,040
	Chugai Pharmaceutical Co. Ltd.	2,197,131	67,309
	Unicharm Corp.	3,435,510	67,061
	Ricoh Co. Ltd.	6,893,549	66,650
	TDK Corp.	1,205,071	66,194
	Japan Post Holdings Co. Ltd.	4,997,769	65,844
	Odakyu Electric Railway Co. Ltd.	6,187,055	65,808
*,^ Toshiba Corp.		38,552,759	64,370
	Santen Pharmaceutical Co. Ltd.	4,010,085	64,061
	NTT Data Corp.	1,274,870	61,429
	Obayashi Corp.	6,793,764	61,290
	Electric Power Development Co. Ltd.	1,815,821	61,264
	Bank of Yokohama Ltd.	11,450,638	61,074
	Tohoku Electric Power Co. Inc.	4,828,269	60,635
	Nitori Holdings Co. Ltd.	745,857	60,583

Kikkoman Corp.	1,799,075	59,970
Suntory Beverage & Food Ltd.	1,279,056	59,154
Asahi Glass Co. Ltd.	9,658,685	58,891
Isuzu Motors Ltd.	5,809,593	58,868
Dai Nippon Printing Co. Ltd.	6,240,011	58,380
Koito Manufacturing Co. Ltd.	1,259,351	58,350
NGK Insulators Ltd.	2,739,883	57,287
Yamaha Motor Co. Ltd.	2,811,386	56,314
LIXIL Group Corp.	2,628,688	55,479
Omron Corp.	2,010,585	52,254
^ Nikon Corp.	3,549,455	52,218
Lawson Inc.	660,832	52,177
Toyota Tsusho Corp.	2,276,462	52,102
Keio Corp.	5,795,421	51,506
^ Japan Post Bank Co. Ltd.	4,175,223	50,766
Mitsubishi Motors Corp.	6,276,499	50,686
Sumitomo Metal Mining Co. Ltd.	4,772,630	50,643
* Kyushu Electric Power Co. Inc.	4,666,464	50,428
Yahoo Japan Corp.	13,132,846	50,101
Tobu Railway Co. Ltd.	10,204,470	49,770
NSK Ltd.	4,716,963	48,883
Ryohin Keikaku Co. Ltd.	227,623	48,279
Kajima Corp.	8,439,058	47,737
Shizuoka Bank Ltd.	5,441,494	47,503
Yakult Honsha Co. Ltd.	1,028,373	47,372
NGK Spark Plug Co. Ltd.	1,966,027	46,450
TOTO Ltd.	1,430,976	46,442
Isetan Mitsukoshi Holdings Ltd.	3,642,113	46,250
Sekisui Chemical Co. Ltd.	3,718,405	45,447
Toppan Printing Co. Ltd.	5,205,803	45,300
^ Casio Computer Co. Ltd.	2,331,639	45,241
Kawasaki Heavy Industries Ltd.	14,572,164	45,122
Bandai Namco Holdings Inc.	1,979,361	45,030
Daicel Corp.	3,047,726	44,835
Shimizu Corp.	5,732,154	44,438
Trend Micro Inc.	1,036,654	43,611
Nisshin Seifun Group Inc.	2,658,910	43,043
Seibu Holdings Inc.	2,148,138	42,964
Chiba Bank Ltd.	6,819,052	42,181
Nagoya Railroad Co. Ltd.	9,229,179	42,092
Shimadzu Corp.	2,699,991	41,806
M3 Inc.	1,820,791	41,761
Yamaha Corp.	1,747,310	41,705
Keikyu Corp.	5,028,061	41,669
Chugoku Electric Power Co. Inc.	3,055,866	40,741
Rohm Co. Ltd.	890,552	40,472
Mitsui Chemicals Inc.	9,227,929	40,397
Seiko Epson Corp.	2,864,066	40,162
Don Quijote Holdings Co. Ltd.	1,174,198	39,764
Aozora Bank Ltd.	11,813,512	39,569
Kuraray Co. Ltd.	3,228,659	38,945
Mitsubishi Materials Corp.	12,528,925	38,647
Konica Minolta Inc.	4,558,662	38,425
NH Foods Ltd.	1,966,604	38,161
Nissin Foods Holdings Co. Ltd.	743,994	37,926
Keisei Electric Railway Co. Ltd.	2,841,789	37,779
Hirose Electric Co. Ltd.	331,748	37,699

Kyowa Hakko Kirin Co. Ltd.	2,594,180	37,608
Marui Group Co. Ltd.	2,349,932	37,283
Mitsubishi Tanabe Pharma Corp.	2,261,585	37,162
JTEKT Corp.	2,293,304	37,001
Alps Electric Co. Ltd.	1,859,102	36,860
Nomura Research Institute Ltd.	1,013,087	36,763
Fukuoka Financial Group Inc.	8,637,848	36,659
Nippon Express Co. Ltd.	7,703,137	36,083
Oji Holdings Corp.	8,848,483	35,735
Obic Co. Ltd.	686,587	35,565
Teijin Ltd.	9,651,628	35,363
Yamada Denki Co. Ltd.	7,224,996	34,988
Taiheiyo Cement Corp.	12,095,811	34,871
Nippon Yusen KK	16,216,969	34,791
J Front Retailing Co. Ltd.	2,521,381	34,776
Rinnai Corp.	377,856	34,700
Nippon Paint Holdings Co. Ltd.	1,810,899	34,614
JGC Corp.	2,173,261	34,474
ANA Holdings Inc.	11,716,558	34,389
Amada Holdings Co. Ltd.	3,625,394	34,241
USS Co. Ltd.	2,213,440	34,002
Toho Gas Co. Ltd.	5,137,793	33,790
Alfresa Holdings Corp.	1,801,345	33,561
Nissan Chemical Industries Ltd.	1,435,627	33,237
Stanley Electric Co. Ltd.	1,508,917	33,208
Sohgo Security Services Co. Ltd.	678,387	33,141
Hamamatsu Photonics KK	1,330,867	33,070
MISUMI Group Inc.	2,698,057	32,995
Hisamitsu Pharmaceutical Co. Inc.	728,896	32,796
Asics Corp.	1,766,193	32,790
^ Daihatsu Motor Co. Ltd.	2,093,382	32,680
Nankai Electric Railway Co. Ltd.	5,515,931	32,559
Keihan Electric Railway Co. Ltd.	5,153,266	32,323
IHI Corp.	15,079,941	32,224
Yamazaki Baking Co. Ltd.	1,464,826	31,952
Tosoh Corp.	6,553,488	31,714
Japan Airlines Co. Ltd.	843,555	31,661
Tokyu Fudosan Holdings Corp.	4,823,512	31,634
Taisho Pharmaceutical Holdings Co. Ltd.	469,159	31,630
Toyo Suisan Kaisha Ltd.	913,048	31,620
Suruga Bank Ltd.	1,734,936	31,499
Calbee Inc.	755,618	31,401
Kaneka Corp.	3,266,845	31,265
Hulic Co. Ltd.	3,588,944	30,947
Toho Co. Ltd. (Tokyo Shares 9602)	1,176,212	30,754
Hino Motors Ltd.	2,709,805	30,751
Credit Saison Co. Ltd.	1,613,655	30,339
Yaskawa Electric Corp.	2,678,149	29,720
Haseko Corp.	2,835,528	29,698
Tsuruha Holdings Inc.	357,775	29,690
Hiroshima Bank Ltd.	5,881,017	29,443
Toyo Seikan Group Holdings Ltd.	1,615,278	29,310
Suzuken Co. Ltd.	845,601	29,249
Mabuchi Motor Co. Ltd.	539,007	29,100
Kobe Steel Ltd.	29,904,389	29,060
Park24 Co. Ltd.	1,041,972	29,027
Sony Financial Holdings Inc.	1,740,334	28,798

Iida Group Holdings Co. Ltd.	1,594,913	28,432
Ezaki Glico Co. Ltd.	519,731	28,408
FamilyMart Co. Ltd.	604,462	28,287
Bank of Kyoto Ltd.	3,643,899	28,267
Hoshizaki Electric Co. Ltd.	402,673	28,159
Seven Bank Ltd.	6,590,066	28,067
JSR Corp.	1,925,041	27,956
Kansai Paint Co. Ltd.	1,994,723	27,869
Joyo Bank Ltd.	6,818,508	27,691
Sojitz Corp.	12,722,840	27,481
Yokogawa Electric Corp.	2,444,404	27,370
Kose Corp.	293,778	27,307
Kobayashi Pharmaceutical Co. Ltd.	319,929	27,260
Kakaku.com Inc.	1,388,638	26,941
Hokuriku Electric Power Co.	1,881,817	26,631
Takashimaya Co. Ltd.	3,021,411	25,878
Otsuka Corp.	520,953	25,844
Minebea Co. Ltd.	3,295,682	25,827
Hakuhodo DY Holdings Inc.	2,421,446	25,805
MediPal Holdings Corp.	1,589,348	25,779
Sotetsu Holdings Inc.	4,419,648	25,695
Kewpie Corp.	1,146,087	25,072
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,012,811	24,887
* Kyushu Financial Group Inc.	3,975,069	24,795
Gunma Bank Ltd.	4,475,554	24,781
AEON Financial Service Co. Ltd.	1,075,188	24,735
Air Water Inc.	1,555,337	24,730
TonenGeneral Sekiyu KK	3,021,009	24,628
Yamaguchi Financial Group Inc.	2,273,719	24,622
Shimamura Co. Ltd.	219,594	24,564
Lion Corp.	2,630,730	24,453
Kurita Water Industries Ltd.	1,143,061	24,312
Nishi-Nippon Railroad Co. Ltd.	3,875,346	24,232
Disco Corp.	254,557	24,213
Shinsei Bank Ltd.	15,426,951	24,112
Hokuhoku Financial Group Inc.	12,978,619	24,074
Kaken Pharmaceutical Co. Ltd.	361,489	23,877
Brother Industries Ltd.	2,359,875	23,848
Miraca Holdings Inc.	573,356	23,662
NOK Corp.	1,137,721	23,653
Pigeon Corp.	1,085,797	23,315
CyberAgent Inc.	489,451	23,096
Iyo Bank Ltd.	2,724,049	23,092
Hachijuni Bank Ltd.	4,125,320	23,068
Sundrug Co. Ltd.	345,555	22,893
^ Japan Airport Terminal Co. Ltd.	570,580	22,889
Sumitomo Rubber Industries Ltd.	1,800,749	22,855
Sumitomo Heavy Industries Ltd.	5,763,872	22,819
Asahi Intecc Co. Ltd.	490,500	22,605
Tokyo Tatemono Co. Ltd.	2,097,923	22,570
Sawai Pharmaceutical Co. Ltd.	325,393	22,565
Shikoku Electric Power Co. Inc.	1,551,693	22,545
Konami Holdings Corp.	969,324	22,446
Hitachi Metals Ltd.	1,983,450	22,317
Mitsui OSK Lines Ltd.	11,203,476	22,199
Nexon Co. Ltd.	1,356,572	22,019
Toyo Tire & Rubber Co. Ltd.	1,022,600	21,878

	Temp Holdings Co. Ltd.	1,468,831	21,732
	Nippon Electric Glass Co. Ltd.	4,180,017	21,634
	DIC Corp.	8,324,126	21,450
	Nippon Shokubai Co. Ltd.	326,809	21,362
	Chugoku Bank Ltd.	1,771,765	21,092
	Nomura Real Estate Holdings Inc.	1,194,875	20,983
	Ube Industries Ltd.	10,666,449	20,775
	Mitsubishi Logistics Corp.	1,480,680	20,303
	Nifco Inc.	417,670	20,248
	Nabtesco Corp.	1,166,974	20,191
	SBI Holdings Inc.	2,013,450	20,139
	Fuji Electric Co. Ltd.	5,786,898	20,118
	Denka Co. Ltd.	4,522,439	20,043
	Benesse Holdings Inc.	711,697	19,902
	Ebara Corp.	4,491,864	19,896
	Kamigumi Co. Ltd.	2,203,542	19,858
	Aoyama Trading Co. Ltd.	497,591	19,807
	Sankyo Co. Ltd.	513,825	19,651
	Nippon Kayaku Co. Ltd.	1,786,861	19,144
	SCSK Corp.	435,008	19,115
	NTN Corp.	5,016,767	19,089
	Square Enix Holdings Co. Ltd.	794,241	19,086
	Matsumotokiyoshi Holdings Co. Ltd.	402,967	18,858
	Maruichi Steel Tube Ltd.	665,673	18,850
	Sugi Holdings Co. Ltd.	361,289	18,733
	Hitachi High-Technologies Corp.	659,982	18,728
	Mitsubishi Gas Chemical Co. Inc.	3,884,549	18,567
	THK Co. Ltd.	1,157,389	18,494
	NHK Spring Co. Ltd.	1,869,255	18,423
	Tsumura & Co.	675,907	18,411
	Hitachi Chemical Co. Ltd.	1,038,089	18,251
	Aeon Mall Co. Ltd.	1,192,940	18,232
	IT Holdings Corp.	821,700	18,132
	Rohto Pharmaceutical Co. Ltd.	970,109	18,111
	Glory Ltd.	563,988	18,036
	Nippon Shinyaku Co. Ltd.	517,666	18,034
	Citizen Holdings Co. Ltd.	2,953,848	18,023
*	Acom Co. Ltd.	3,961,802	18,003
*,^ Sharp Corp.		15,509,892	17,973
	Sumitomo Dainippon Pharma Co. Ltd.	1,585,779	17,669
	Sega Sammy Holdings Inc.	1,861,474	17,542
	Nihon Kohden Corp.	778,839	17,514
	Daifuku Co. Ltd.	1,036,000	17,299
	Century Tokyo Leasing Corp.	463,526	17,163
	Nichirei Corp.	2,299,478	17,125
	COMSYS Holdings Corp.	1,160,540	16,940
*	Hokkaido Electric Power Co. Inc.	1,796,225	16,736
	Resorttrust Inc.	664,212	16,735
	77 Bank Ltd.	3,602,035	16,720
	Sumitomo Forestry Co. Ltd.	1,315,009	16,696
	Azbil Corp.	710,399	16,480
	Kawasaki Kisen Kaisha Ltd.	9,080,784	16,302
	Seino Holdings Co. Ltd.	1,483,704	16,162
	Zenkoku Hosho Co. Ltd.	514,871	16,136
	Fujikura Ltd.	3,286,141	16,097
	Kinden Corp.	1,297,495	16,090
	Nishi-Nippon City Bank Ltd.	7,160,223	16,057

Toyoda Gosei Co. Ltd.	739,678	16,025
Showa Shell Sekiyu KK	1,957,995	15,981
Start Today Co. Ltd.	500,257	15,933
^ Advantest Corp.	1,708,375	15,898
Dowa Holdings Co. Ltd.	2,325,249	15,770
SCREEN Holdings Co. Ltd.	2,018,665	15,710
Ushio Inc.	1,203,765	15,650
Yokohama Rubber Co. Ltd.	1,042,033	15,622
Nippon Paper Industries Co. Ltd.	968,973	15,566
DeNA Co. Ltd.	1,074,261	15,548
Showa Denko KK	14,180,684	15,538
Hikari Tsushin Inc.	234,697	15,493
Hitachi Construction Machinery Co. Ltd.	1,062,444	15,492
^ Ibiden Co. Ltd.	1,099,707	15,491
^ Ito En Ltd.	570,740	15,387
Idemitsu Kosan Co. Ltd.	1,024,939	15,373
Sapporo Holdings Ltd.	3,439,505	15,339
Oracle Corp. Japan	337,667	15,335
Topcon Corp.	1,079,058	15,310
Sumitomo Osaka Cement Co. Ltd.	3,742,656	15,255
Izumi Co. Ltd.	390,707	15,192
Nisshinbo Holdings Inc.	1,506,829	15,171
^ Japan Post Insurance Co. Ltd.	660,586	14,962
Nihon M&A Center Inc.	315,600	14,943
H2O Retailing Corp.	874,128	14,901
Sanwa Holdings Corp.	2,079,167	14,740
Daido Steel Co. Ltd.	3,540,242	14,718
House Foods Group Inc.	738,823	14,672
Wacoal Holdings Corp.	1,244,771	14,553
Coca-Cola West Co. Ltd.	638,234	14,081
UNY Group Holdings Co. Ltd.	2,182,870	13,985
K's Holdings Corp.	407,905	13,894
Horiba Ltd.	389,500	13,865
Megmilk Snow Brand Co. Ltd.	529,000	13,812
GS Yuasa Corp.	3,945,092	13,792
Calsonic Kansei Corp.	1,568,414	13,776
Toho Holdings Co. Ltd.	592,500	13,756
^ Bic Camera Inc.	1,523,557	13,708
^ Sanrio Co. Ltd.	589,815	13,658
* Leopalace21 Corp.	2,464,200	13,648
Welcia Holdings Co. Ltd.	252,460	13,631
ADEKA Corp.	995,700	13,566
^ Cosmos Pharmaceutical Corp.	89,493	13,516
United Arrows Ltd.	278,500	13,471
Pilot Corp.	355,500	13,462
^ Kagome Co. Ltd.	778,167	13,441
Nagase & Co. Ltd.	1,119,569	13,410
ABC-Mart Inc.	245,086	13,340
Furukawa Electric Co. Ltd.	6,483,010	13,339
^ MonotaRO Co. Ltd.	575,500	13,304
Taiyo Nippon Sanso Corp.	1,460,693	13,218
Takara Holdings Inc.	1,760,487	13,189
Tokai Tokyo Financial Holdings Inc.	2,319,965	13,026
Taiyo Yuden Co. Ltd.	1,118,979	12,953
Pola Orbis Holdings Inc.	186,746	12,841
Juroku Bank Ltd.	3,564,842	12,792
Chiyoda Corp.	1,733,788	12,700

Daishi Bank Ltd.	3,319,553	12,624
Sumco Corp.	1,859,940	12,561
Autobacs Seven Co. Ltd.	715,046	12,502
Nippon Suisan Kaisha Ltd.	2,390,400	12,501
OSG Corp.	751,500	12,489
TS Tech Co. Ltd.	502,822	12,474
Awa Bank Ltd.	2,247,955	12,394
Ulvac Inc.	485,400	12,366
Tokyo Ohka Kogyo Co. Ltd.	395,000	12,343
Sankyu Inc.	2,506,000	12,342
Toyota Boshoku Corp.	607,132	12,324
Tokai Rika Co. Ltd.	500,908	12,322
Sangetsu Co. Ltd.	706,500	12,125
Nipro Corp.	1,209,991	12,031
Toyobo Co. Ltd.	9,139,632	12,015
Coca-Cola East Japan Co. Ltd.	741,615	11,968
Relo Holdings Inc.	99,000	11,854
Tsubakimoto Chain Co.	1,666,000	11,837
Ogaki Kyoritsu Bank Ltd.	3,317,000	11,623
Capcom Co. Ltd.	522,416	11,577
Japan Steel Works Ltd.	3,625,394	11,574
OKUMA Corp.	1,517,475	11,555
Tadano Ltd.	1,139,572	11,451
Ain Holdings Inc.	251,700	11,437
Penta-Ocean Construction Co. Ltd.	2,853,500	11,429
Toda Corp.	2,351,353	11,350
Skylark Co. Ltd.	974,700	11,296
Fuyo General Lease Co. Ltd.	229,300	11,272
Morinaga & Co. Ltd.	2,040,000	11,237
Shimachu Co. Ltd.	493,922	11,213
Shiga Bank Ltd.	2,508,607	11,201
San-In Godo Bank Ltd.	1,550,214	11,193
^ Zensho Holdings Co. Ltd.	913,900	11,117
Nikkon Holdings Co. Ltd.	605,600	10,935
Senshu Ikeda Holdings Inc.	2,673,370	10,929
Hitachi Capital Corp.	442,704	10,909
Central Glass Co. Ltd.	2,002,000	10,747
Kenedix Inc.	2,626,500	10,672
Miura Co. Ltd.	798,700	10,669
HIS Co. Ltd.	358,729	10,648
Kumagai Gumi Co. Ltd.	3,598,000	10,638
NTT Urban Development Corp.	1,076,369	10,568
Hyakugo Bank Ltd.	2,495,415	10,526
Mochida Pharmaceutical Co. Ltd.	135,792	10,502
Mitsubishi Pencil Co. Ltd.	227,700	10,477
Toagosei Co. Ltd.	1,250,600	10,451
Musashino Bank Ltd.	328,520	10,390
Okasan Securities Group Inc.	1,862,716	10,378
^ Iwatani Corp.	2,016,000	10,375
Mitsui Engineering & Shipbuilding Co. Ltd.	7,418,549	10,335
Zeon Corp.	1,530,499	10,323
Heiwa Corp.	529,440	10,312
Keiyo Bank Ltd.	2,369,633	10,271
Okumura Corp.	1,940,000	10,206
DMG Mori Co. Ltd.	1,046,712	10,170
Aica Kogyo Co. Ltd.	532,800	10,161
Yamato Kogyo Co. Ltd.	428,113	10,136

	Nichi-iko Pharmaceutical Co. Ltd.	439,400	10,135
	Lintec Corp.	497,753	10,095
	NOF Corp.	1,412,000	10,034
	Ship Healthcare Holdings Inc.	412,300	9,850
	Jafco Co. Ltd.	303,330	9,840
	Shochiku Co. Ltd.	1,125,498	9,836
	Ariake Japan Co. Ltd.	175,300	9,828
	Nippon Seiki Co. Ltd.	447,000	9,816
	TechnoPro Holdings Inc.	346,100	9,610
	Oki Electric Industry Co. Ltd.	8,565,000	9,551
	Kyowa Exeo Corp.	923,000	9,500
	Nihon Parkerizing Co. Ltd.	995,000	9,440
	Canon Marketing Japan Inc.	517,758	9,351
	Nishimatsu Construction Co. Ltd.	2,576,000	9,325
	Takasago Thermal Engineering Co. Ltd.	697,800	9,324
	Yaoko Co. Ltd.	221,700	9,286
^	Kyoritsu Maintenance Co. Ltd.	123,180	9,281
^	Nippon Gas Co. Ltd.	415,600	9,274
	Meitec Corp.	275,100	9,273
	Morinaga Milk Industry Co. Ltd.	2,026,000	9,245
^	COLOPL Inc.	474,315	9,165
*,^ Aiful Corp.		2,904,539	9,131
	Nippon Light Metal Holdings Co. Ltd.	5,259,500	9,107
	Amano Corp.	689,700	9,099
	Nisshin Steel Co. Ltd.	953,501	9,069
	Kokuyo Co. Ltd.	841,200	9,029
	Arcs Co. Ltd.	445,100	9,018
	Maeda Road Construction Co. Ltd.	576,386	9,015
	Tokyo Dome Corp.	1,864,000	8,930
	Ai Holdings Corp.	364,000	8,892
	Matsui Securities Co. Ltd.	1,021,548	8,841
*,^ euglena Co. Ltd.		615,900	8,816
	Topre Corp.	399,800	8,810
	Rengo Co. Ltd.	2,047,986	8,792
	Adastria Co. Ltd.	145,880	8,771
	FP Corp.	240,438	8,770
^	GMO Payment Gateway Inc.	168,200	8,745
	Hazama Ando Corp.	1,780,600	8,677
	North Pacific Bank Ltd.	2,806,983	8,617
	Mitsui Mining & Smelting Co. Ltd.	5,409,025	8,573
	Anritsu Corp.	1,382,213	8,565
	KYORIN Holdings Inc.	461,511	8,545
	Hyakujushi Bank Ltd.	2,631,042	8,512
	Ryosan Co. Ltd.	311,400	8,434
	Kiyo Bank Ltd.	653,900	8,426
	Valor Holdings Co. Ltd.	387,200	8,383
	Fuji Machine Manufacturing Co. Ltd.	869,000	8,374
	Japan Petroleum Exploration Co. Ltd.	321,427	8,349
	Duskin Co. Ltd.	467,700	8,333
*,^ Japan Display Inc.		3,585,803	8,296
	San-A Co. Ltd.	179,300	8,275
	SKY Perfect JSAT Holdings Inc.	1,451,633	8,237
	Hitachi Zosen Corp.	1,588,500	8,088
	GMO internet Inc.	650,500	8,060
	Hanwa Co. Ltd.	1,919,000	8,057
	Sakata Seed Corp.	328,400	8,020
	Tokyo Seimitsu Co. Ltd.	373,500	8,012

	Hokkoku Bank Ltd.	2,843,601	7,972
	Inaba Denki Sangyo Co. Ltd.	255,600	7,972
^	SHO-BOND Holdings Co. Ltd.	230,600	7,909
	Hokuetsu Kishu Paper Co. Ltd.	1,297,600	7,874
	Cocokara fine Inc.	188,900	7,852
^	Colowide Co. Ltd.	560,900	7,844
	Meidensha Corp.	2,012,000	7,802
	Nippo Corp.	523,116	7,770
	Onward Holdings Co. Ltd.	1,237,951	7,762
^	Maeda Corp.	1,242,000	7,673
	Fuji Oil	466,900	7,648
	Yoshinoya Holdings Co. Ltd.	625,500	7,589
	Tokyo TY Financial Group Inc.	247,424	7,585
^	Itoham Foods Inc.	1,318,000	7,574
	Kissei Pharmaceutical Co. Ltd.	331,311	7,572
	Itochu Techno-Solutions Corp.	465,897	7,565
	Nippon Soda Co. Ltd.	1,403,000	7,558
	Unipres Corp.	356,000	7,505
	FCC Co. Ltd.	337,600	7,491
	TSI Holdings Co. Ltd.	1,040,900	7,478
	Mandom Corp.	181,600	7,462
	Nippon Flour Mills Co. Ltd.	1,025,000	7,462
	NS Solutions Corp.	327,496	7,425
	Toho Bank Ltd.	2,188,000	7,403
	Yamanashi Chuo Bank Ltd.	1,567,000	7,359
	Fujitsu General Ltd.	547,000	7,355
*	Orient Corp.	3,899,770	7,351
	Fujitec Co. Ltd.	777,100	7,328
	Nanto Bank Ltd.	2,515,805	7,314
	TPR Co. Ltd.	271,500	7,230
	Trusco Nakayama Corp.	202,700	7,220
	Toyo Ink SC Holdings Co. Ltd.	1,910,000	7,196
	Descente Ltd.	471,400	7,173
	Okamura Corp.	788,600	7,167
	Asatsu-DK Inc.	328,600	7,146
*	Cosmo Energy Holdings Co. Ltd.	647,003	7,134
^	Kyudenko Corp.	357,000	7,117
	Nissan Shatai Co. Ltd.	731,202	7,106
	Hitachi Transport System Ltd.	435,464	7,096
	Hogy Medical Co. Ltd.	143,600	7,095
	Maruha Nichiro Corp.	372,600	7,089
	Koei Tecmo Holdings Co. Ltd.	473,120	7,071
	Daikyonishikawa Corp.	433,200	7,066
	Fuji Seal International Inc.	231,800	7,004
^	Fuji Kyuko Co. Ltd.	680,000	6,986
*	Nippon Sheet Glass Co. Ltd.	9,453,413	6,972
*,^ Tokuyama Corp.		3,524,000	6,967
	Totetsu Kogyo Co. Ltd.	285,500	6,914
	Paramount Bed Holdings Co. Ltd.	200,100	6,900
	Tokyo Steel Manufacturing Co. Ltd.	972,300	6,872
	Japan Aviation Electronics Industry Ltd.	678,492	6,868
	Exedy Corp.	293,557	6,857
	Nachi-Fujikoshi Corp.	1,779,000	6,829
	Chiyoda Co. Ltd.	245,200	6,825
	Kusuri No Aoki Co. Ltd.	157,700	6,811
	Saibu Gas Co. Ltd.	3,072,000	6,771
^	Fukuyama Transporting Co. Ltd.	1,373,072	6,762

	IBJ Leasing Co. Ltd.	352,300	6,753
	DCM Holdings Co. Ltd.	930,600	6,722
	Keihin Corp.	426,500	6,717
	Takara Standard Co. Ltd.	946,000	6,695
	MOS Food Services Inc.	240,800	6,684
	Kanematsu Corp.	4,192,000	6,677
	Kadokawa Dwango Corp.	448,418	6,641
	Nichias Corp.	1,082,000	6,632
	Nippon Densetsu Kogyo Co. Ltd.	340,800	6,624
	Seiko Holdings Corp.	1,386,000	6,592
	ASKUL Corp.	204,100	6,582
	Kandenko Co. Ltd.	1,075,289	6,553
	HI-LEX Corp.	237,100	6,548
	Shinmaywa Industries Ltd.	810,000	6,543
	Nippon Television Holdings Inc.	348,229	6,470
	Toei Co. Ltd.	684,000	6,438
*,^ Pioneer Corp.		2,750,800	6,429
	Kanamoto Co. Ltd.	262,600	6,426
	Taikisha Ltd.	300,000	6,425
	Accordia Golf Co. Ltd.	684,100	6,330
^	Daio Paper Corp.	707,900	6,309
	Bank of Okinawa Ltd.	175,700	6,282
^	Jin Co. Ltd.	146,000	6,271
	Nippon Signal Company Ltd.	653,000	6,270
	Daiseki Co. Ltd.	403,800	6,264
^	Nihon Unisys Ltd.	585,400	6,246
	Aeon Delight Co. Ltd.	188,900	6,228
^	Senko Co. Ltd.	967,000	6,198
	Bank of Iwate Ltd.	158,500	6,192
	Nissha Printing Co. Ltd.	340,832	6,150
	Heiwado Co. Ltd.	300,100	6,149
	Sumitomo Mitsui Construction Co. Ltd.	7,426,600	6,128
	Sumitomo Bakelite Co. Ltd.	1,602,000	6,103
^	Zojirushi Corp.	423,900	6,072
	Kato Sangyo Co. Ltd.	244,200	6,064
	Makino Milling Machine Co. Ltd.	921,000	6,059
^	Bank of Nagoya Ltd.	1,748,000	6,058
	Transcosmos Inc.	243,300	6,018
^	Okamoto Industries Inc.	730,000	5,994
	Kuroda Electric Co. Ltd.	369,700	5,974
	Axial Retailing Inc.	185,571	5,971
	Starts Corp. Inc.	305,185	5,960
^	Next Co. Ltd.	564,700	5,907
	Takuma Co. Ltd.	756,000	5,857
	Hitachi Kokusai Electric Inc.	486,000	5,852
	Kintetsu World Express Inc.	356,600	5,838
	Noritz Corp.	374,800	5,802
	Token Corp.	76,850	5,779
^	J Trust Co. Ltd.	818,000	5,769
	Marusan Securities Co. Ltd.	565,600	5,734
^	Wacom Co. Ltd.	1,506,600	5,732
	Sumitomo Warehouse Co. Ltd.	1,112,000	5,731
^	Yamagata Bank Ltd.	1,482,000	5,720
^	COOKPAD Inc.	436,700	5,717
	Taiyo Holdings Co. Ltd.	169,200	5,708
^	EDION Corp.	759,900	5,702
	Tokyu Construction Co. Ltd.	836,290	5,641

Chudenko Corp.	261,500	5,641
^ Gulliver International Co. Ltd.	516,900	5,629
Furukawa Co. Ltd.	3,164,000	5,616
Aomori Bank Ltd.	1,859,000	5,511
Kameda Seika Co. Ltd.	132,151	5,504
NSD Co. Ltd.	377,820	5,493
Seikagaku Corp.	379,100	5,486
KYB Corp.	1,899,228	5,477
Komori Corp.	485,200	5,472
Ryobi Ltd.	1,328,000	5,471
PALTAC Corp.	315,300	5,460
Yamazen Corp.	653,200	5,446
^ Kureha Corp.	1,536,000	5,427
Foster Electric Co. Ltd.	250,400	5,416
Komeri Co. Ltd.	272,052	5,403
Seiren Co. Ltd.	518,300	5,397
Saizeriya Co. Ltd.	254,200	5,354
Siix Corp.	185,000	5,353
Tokyo Broadcasting System Holdings Inc.	348,618	5,310
UACJ Corp.	2,435,006	5,309
Takeuchi Manufacturing Co. Ltd.	339,000	5,296
United Super Markets Holdings Inc.	575,960	5,295
Yodogawa Steel Works Ltd.	285,500	5,288
Ashikaga Holdings Co. Ltd.	1,550,300	5,234
PanaHome Corp.	716,632	5,220
Gurunavi Inc.	257,700	5,198
Sanyo Special Steel Co. Ltd.	1,064,000	5,178
Joyful Honda Co. Ltd.	266,332	5,162
^ Financial Products Group Co. Ltd.	645,700	5,142
Internet Initiative Japan Inc.	271,800	5,141
Daihen Corp.	974,000	5,134
Okinawa Electric Power Co. Inc.	210,350	5,133
Earth Chemical Co. Ltd.	134,300	5,132
Tokai Carbon Co. Ltd.	1,887,000	5,124
Nissin Kogyo Co. Ltd.	365,500	5,112
Aida Engineering Ltd.	560,900	5,111
^ Nomura Co. Ltd.	390,100	5,109
Toppan Forms Co. Ltd.	423,509	5,088
Asahi Diamond Industrial Co. Ltd.	511,600	5,071
Nisshin Oillio Group Ltd.	1,199,000	5,012
CKD Corp.	532,600	4,991
TOC Co. Ltd.	625,900	4,979
Geo Holdings Corp.	322,000	4,976
Tochigi Bank Ltd.	1,046,000	4,975
Oita Bank Ltd.	1,436,000	4,974
Fuji Co. Ltd.	263,000	4,947
^ Atom Corp.	871,447	4,943
Gunze Ltd.	1,755,000	4,937
AOKI Holdings Inc.	396,300	4,929
Create SD Holdings Co. Ltd.	227,400	4,914
^ Royal Holdings Co. Ltd.	265,100	4,901
Towa Pharmaceutical Co. Ltd.	87,800	4,890
Nitto Boseki Co. Ltd.	1,613,000	4,861
Daibiru Corp.	603,700	4,854
ZERIA Pharmaceutical Co. Ltd.	411,400	4,826
Akita Bank Ltd.	1,615,000	4,787
Monex Group Inc.	1,885,700	4,785

Hiday Hidaka Corp.	143,480	4,750
* Dexerials Corp.	478,100	4,729
Sanki Engineering Co. Ltd.	579,700	4,724
Mitsuba Corp.	339,900	4,715
Aichi Bank Ltd.	98,100	4,705
^ Dip Corp.	219,000	4,700
Takara Leben Co. Ltd.	908,000	4,668
Hitachi Maxell Ltd.	319,300	4,668
TOMONY Holdings Inc.	1,356,100	4,663
Japan Wool Textile Co. Ltd.	665,000	4,659
Nitta Corp.	182,800	4,655
Milbon Co. Ltd.	127,992	4,648
Nippon Steel & Sumikin Bussan Corp.	1,426,480	4,635
Nichicon Corp.	675,400	4,632
^ TOKAI Holdings Corp.	989,100	4,631
NET One Systems Co. Ltd.	819,200	4,610
Showa Sangyo Co. Ltd.	1,172,000	4,597
Xebio Holdings Co. Ltd.	259,500	4,576
Daikyo Inc.	2,829,421	4,571
^ Shima Seiki Manufacturing Ltd.	294,900	4,569
Fancl Corp.	344,300	4,537
Sato Holdings Corp.	219,100	4,536
As One Corp.	129,900	4,535
^ Unizo Holdings Co. Ltd.	122,800	4,523
Noevir Holdings Co. Ltd.	163,600	4,520
NEC Networks & System Integration Corp.	273,100	4,519
Bank of the Ryukyus Ltd.	349,200	4,503
Alpine Electronics Inc.	394,200	4,493
Fuji Soft Inc.	199,200	4,487
Toa Corp. (Tokyo Shares 1885)	1,722,000	4,477
Sanyo Chemical Industries Ltd.	575,000	4,464
Jeol Ltd.	789,000	4,464
Doshisha Co. Ltd.	224,200	4,459
Mirait Holdings Corp.	572,300	4,458
Zenrin Co. Ltd.	215,700	4,457
kabu.com Securities Co. Ltd.	1,456,800	4,408
Star Micronics Co. Ltd.	402,200	4,401
^ Kumiai Chemical Industry Co. Ltd.	400,300	4,398
Aichi Steel Corp.	1,137,000	4,396
Mizuno Corp.	914,000	4,390
Showa Corp.	497,600	4,384
Eizo Corp.	183,600	4,377
Futaba Corp.	345,200	4,377
Asahi Holdings Inc.	299,400	4,356
Eagle Industry Co. Ltd.	256,500	4,345
Bunka Shutter Co. Ltd.	523,500	4,306
Tachi-S Co. Ltd.	280,300	4,299
SMS Co. Ltd.	219,700	4,288
^ Life Corp.	193,500	4,278
Yondoshi Holdings Inc.	188,700	4,271
Tomy Co. Ltd.	684,000	4,270
Nitto Kogyo Corp.	255,900	4,238
TV Asahi Holdings Corp.	232,470	4,234
Doutor Nichires Holdings Co. Ltd.	277,600	4,229
Ricoh Leasing Co. Ltd.	134,600	4,201
Shinko Electric Industries Co. Ltd.	684,389	4,189
Nichiha Corp.	289,600	4,189

	Gree Inc.	948,627	4,183
	Musashi Seimitsu Industry Co. Ltd.	207,600	4,181
	Toshiba Plant Systems & Services Corp.	356,400	4,164
	Inabata & Co. Ltd.	433,400	4,161
	Nikkiso Co. Ltd.	627,500	4,159
^	Ikyu Corp.	144,900	4,156
^	Ichibanya Co. Ltd.	83,200	4,148
	Ihara Chemical Industry Co. Ltd.	339,200	4,146
	Toshiba TEC Corp.	1,286,748	4,141
	Nishimatsuya Chain Co. Ltd.	479,700	4,140
	Hokuetsu Bank Ltd.	2,100,000	4,131
	Oiles Corp.	278,280	4,125
	Pacific Industrial Co. Ltd.	400,900	4,115
^	Goldwin Inc.	90,700	4,094
	Fukui Bank Ltd.	2,181,000	4,087
	Kitz Corp.	912,900	4,085
	Raito Kogyo Co. Ltd.	466,600	4,081
	Sakata INX Corp.	427,700	4,077
	Namura Shipbuilding Co. Ltd.	558,008	4,076
	Jaccs Co. Ltd.	1,208,000	4,074
	TKC Corp.	166,900	4,069
	San-Ai Oil Co. Ltd.	524,000	4,063
	Toridoll.corp	221,800	4,053
	Obara Group Inc.	117,200	4,052
	Kyoei Steel Ltd.	231,800	4,038
	Marudai Food Co. Ltd.	1,078,000	4,033
	Prima Meat Packers Ltd.	1,499,000	4,029
	Yorozu Corp.	188,100	4,025
	Nagaileben Co. Ltd.	250,700	4,004
*	Macnica Fuji Electronics Holdings Inc.	324,137	3,997
	Miyazaki Bank Ltd.	1,430,000	3,972
	Japan Securities Finance Co. Ltd.	869,300	3,972
	Nissin Electric Co. Ltd.	440,200	3,969
	Higashi-Nippon Bank Ltd.	1,391,000	3,961
	Shikoku Bank Ltd.	1,919,000	3,954
	Riso Kagaku Corp.	285,700	3,947
	Dydo Drinco Inc.	87,400	3,947
	Konoike Transport Co. Ltd.	315,900	3,932
	Kura Corp.	93,200	3,928
	Piolax Inc.	75,300	3,916
^	Daiho Corp.	828,000	3,915
	DTS Corp.	188,000	3,908
	Fujicco Co. Ltd.	210,100	3,907
	Hokuto Corp.	202,600	3,884
	Morita Holdings Corp.	382,400	3,878
	Takasago International Corp.	174,800	3,876
	Eighteenth Bank Ltd.	1,435,000	3,873
	Kohnan Shoji Co. Ltd.	266,200	3,831
	Fujimori Kogyo Co. Ltd.	158,900	3,817
	Chugoku Marine Paints Ltd.	546,000	3,803
	Heiwa Real Estate Co. Ltd.	366,300	3,794
	Create Restaurants Holdings Inc.	150,010	3,793
*,^ Laox Co. Ltd.		2,453,000	3,788
	Fuji Media Holdings Inc.	335,374	3,774
	Nishio Rent All Co. Ltd.	144,100	3,743
	Relia Inc.	427,700	3,740
	Chofu Seisakusho Co. Ltd.	181,100	3,740

	Ringer Hut Co. Ltd.	181,600	3,734
	Iino Kaiun Kaisha Ltd.	1,008,200	3,728
	Max Co. Ltd.	371,000	3,721
^	Ci:z Holdings Co. Ltd.	219,200	3,710
	Mitsuboshi Belting Ltd.	498,000	3,680
	Ohsho Food Service Corp.	106,100	3,676
*,^ Toyo Engineering Corp.		1,475,000	3,658
	Yokohama Reito Co. Ltd.	415,500	3,657
^	Mitsumi Electric Co. Ltd.	766,400	3,646
	Yuasa Trading Co. Ltd.	161,500	3,636
^	Kisoji Co. Ltd.	203,200	3,616
	St. Marc Holdings Co. Ltd.	134,500	3,615
	Sanken Electric Co. Ltd.	1,140,000	3,608
	Kurabo Industries Ltd.	2,104,000	3,594
	Shizuoka Gas Co. Ltd.	544,100	3,586
^	Plenus Co. Ltd.	231,600	3,575
	Mitsubishi Shokuhin Co. Ltd.	150,900	3,556
	Enplas Corp.	101,400	3,556
	Trancom Co. Ltd.	59,100	3,530
^	Fujita Kanko Inc.	754,000	3,517
*,^ Pacific Metals Co. Ltd.		1,422,000	3,501
	Kasai Kogyo Co. Ltd.	267,300	3,496
	Optex Co. Ltd.	138,600	3,489
	Press Kogyo Co. Ltd.	856,800	3,482
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	837,000	3,482
	Sintokogio Ltd.	462,000	3,475
	Belc Co. Ltd.	92,600	3,467
	Shikoku Chemicals Corp.	400,000	3,436
	Avex Group Holdings Inc.	304,700	3,433
	EPS Holdings Inc.	314,600	3,428
	Ichiyoshi Securities Co. Ltd.	366,700	3,413
	Topy Industries Ltd.	1,708,000	3,405
	Mitsui Sugar Co. Ltd.	737,000	3,372
^	Open House Co. Ltd.	177,900	3,357
^	Mani Inc.	209,400	3,344
	Sanyo Shokai Ltd.	1,323,000	3,342
	Daiwabo Holdings Co. Ltd.	1,782,000	3,340
^	Clarion Co. Ltd.	961,000	3,337
^	UKC Holdings Corp.	159,500	3,334
	Kanto Denka Kogyo Co. Ltd.	431,000	3,324
	Aisan Industry Co. Ltd.	347,200	3,310
	Minato Bank Ltd.	2,010,000	3,309
	Taihei Dengyo Kaisha Ltd.	314,000	3,272
	Round One Corp.	668,400	3,266
	Itochu Enex Co. Ltd.	426,100	3,264
^	Toyo Construction Co. Ltd.	726,300	3,240
	Sumitomo Real Estate Sales Co. Ltd.	153,388	3,234
	Bando Chemical Industries Ltd.	814,000	3,227
^	JCR Pharmaceuticals Co. Ltd.	149,700	3,199
	SMK Corp.	648,000	3,191
	FIDEA Holdings Co. Ltd.	1,581,700	3,172
^	JVC Kenwood Corp.	1,343,600	3,150
	Wakita & Co. Ltd.	420,000	3,143
	Sanden Holdings Corp.	1,148,000	3,140
	Osaka Soda Co. Ltd.	812,000	3,117
^	Sumitomo Riko Co. Ltd.	341,900	3,116
	Sogo Medical Co. Ltd.	85,900	3,112

Toshiba Machine Co. Ltd.	1,017,000	3,111
Sekisui Jushi Corp.	258,200	3,110
^ Tokyotokeiba Co. Ltd.	1,411,000	3,109
Hosiden Corp.	652,800	3,108
^ Modec Inc.	261,200	3,100
Kinugawa Rubber Industrial Co. Ltd.	590,000	3,092
Hitachi Koki Co. Ltd.	486,500	3,083
Torii Pharmaceutical Co. Ltd.	135,900	3,081
Chiyoda Integre Co. Ltd.	121,000	3,056
^ Benefit One Inc.	143,000	3,056
^ Matsuya Co. Ltd.	384,200	3,053
Tsukishima Kikai Co. Ltd.	329,100	3,047
BML Inc.	99,200	3,041
Okabe Co. Ltd.	417,600	3,020
Eiken Chemical Co. Ltd.	142,300	2,999
^ OSAKA Titanium Technologies Co. Ltd.	183,000	2,992
Itoki Corp.	441,600	2,989
Tv Tokyo Holdings Corp.	162,800	2,987
^ Nichii Gakkan Co.	417,600	2,983
Mitsui-Soko Holdings Co. Ltd.	1,086,000	2,979
Sankyo Tateyama Inc.	247,900	2,976
^ Iseki & Co. Ltd.	2,169,000	2,969
Ehime Bank Ltd.	1,462,000	2,960
Sanyo Electric Railway Co. Ltd.	769,093	2,955
Daido Metal Co. Ltd.	361,900	2,943
Ines Corp.	302,900	2,920
Kyokuto Kaihatsu Kogyo Co. Ltd.	295,500	2,916
OBIC Business Consultants Co. Ltd.	72,800	2,900
^ Tekken Corp.	1,196,000	2,890
Nippon Synthetic Chemical Industry Co. Ltd.	413,000	2,881
Tokai Corp.	105,500	2,862
Sodick Co. Ltd.	432,700	2,844
Konishi Co. Ltd.	140,800	2,840
Warabeya Nichiyo Co. Ltd.	134,600	2,818
Yellow Hat Ltd.	145,400	2,807
Shindengen Electric Manufacturing Co. Ltd.	778,000	2,807
^ Alpen Co. Ltd.	172,200	2,799
Shinko Plantech Co. Ltd.	355,900	2,797
Hibiya Engineering Ltd.	217,800	2,777
* Ishihara Sangyo Kaisha Ltd.	3,654,000	2,757
Tenma Corp.	149,600	2,755
^ Toho Zinc Co. Ltd.	1,351,000	2,737
Joshin Denki Co. Ltd.	340,000	2,735
Fukuda Corp.	314,000	2,731
Neturen Co. Ltd.	363,700	2,731
Noritake Co. Ltd.	1,267,000	2,720
Riken Corp.	798,000	2,713
Kansai Urban Banking Corp.	258,900	2,707
^ S Foods Inc.	132,200	2,688
Bank of Saga Ltd.	1,298,000	2,685
Nippon Road Co. Ltd.	572,000	2,668
Fujimi Inc.	208,800	2,668
^ Nihon Nohyaku Co. Ltd.	434,900	2,663
Takamatsu Construction Group Co. Ltd.	139,300	2,658
Sac's Bar Holdings Inc.	179,100	2,656
Yokogawa Bridge Holdings Corp.	293,800	2,650
T Hasegawa Co. Ltd.	201,500	2,643

	Arcland Sakamoto Co. Ltd.	125,100	2,642
	Katakura Industries Co. Ltd.	270,400	2,634
	Japan Pulp & Paper Co. Ltd.	945,000	2,610
	Towa Bank Ltd.	3,316,000	2,600
	Tsurumi Manufacturing Co. Ltd.	172,000	2,599
^	F@N Communications Inc.	409,300	2,593
	T-Gaia Corp.	238,600	2,589
	J-Oil Mills Inc.	891,000	2,566
	Tokushu Tokai Paper Co. Ltd.	895,000	2,562
	Nippon Thompson Co. Ltd.	636,000	2,548
	G-Tekt Corp.	198,500	2,519
	Dai Nippon Toryo Co. Ltd.	1,308,000	2,517
	Tocalo Co. Ltd.	131,500	2,515
	Key Coffee Inc.	156,200	2,512
	Goldcrest Co. Ltd.	149,320	2,511
	Sanyo Denki Co. Ltd.	477,000	2,476
^	Hamakyorex Co. Ltd.	143,800	2,474
^	Union Tool Co.	100,200	2,462
	Canon Electronics Inc.	169,000	2,456
	Wowow Inc.	102,400	2,455
	Nippon Kanzai Co. Ltd.	159,800	2,455
	Yurtec Corp.	319,000	2,439
	Sakai Chemical Industry Co. Ltd.	789,000	2,438
	Jimoto Holdings Inc.	1,621,200	2,438
	Rock Field Co. Ltd.	94,800	2,437
^	Tosho Co. Ltd.	83,400	2,435
	Belluna Co. Ltd.	473,900	2,428
	Fukushima Industries Corp.	110,500	2,400
^	METAWATER Co. Ltd.	116,400	2,398
	Nittetsu Mining Co. Ltd.	618,000	2,389
^	Juki Corp.	297,000	2,387
^	Sagami Chain Co. Ltd.	224,948	2,384
	Chiba Kogyo Bank Ltd.	476,100	2,384
	Sanshin Electronics Co. Ltd.	244,600	2,368
	Nohmi Bosai Ltd.	203,600	2,368
	Shibuya Corp.	189,200	2,361
	Toyo Kanetsu KK	1,128,000	2,353
^	KFC Holdings Japan Ltd.	143,300	2,349
	Nippon Koei Co. Ltd.	661,000	2,341
	Sumitomo Seika Chemicals Co. Ltd.	404,000	2,340
	Nippon Chemi-Con Corp.	1,509,000	2,339
	C Uyemura & Co. Ltd.	59,000	2,338
	Tsukuba Bank Ltd.	752,500	2,338
	Justsystems Corp.	317,100	2,329
^	Tsukui Corp.	213,800	2,328
*,^ Kappa Create Co. Ltd.		227,900	2,313
	Nissin Corp.	800,000	2,312
	Denki Kogyo Co. Ltd.	571,000	2,306
^	Kyokuto Securities Co. Ltd.	200,500	2,299
	Kaga Electronics Co. Ltd.	183,500	2,296
	Koa Corp.	293,400	2,283
*,^ Toho Titanium Co. Ltd.		294,800	2,274
	Toyo Corp.	245,900	2,271
	Elecom Co. Ltd.	184,600	2,264
^	Futaba Industrial Co. Ltd.	544,200	2,258
	ASKA Pharmaceutical Co. Ltd.	226,500	2,255
	YAMABIKO Corp.	314,800	2,237

	Okuwa Co. Ltd.	248,000	2,226
*	Unitika Ltd.	5,295,000	2,220
^	Nippon Ceramic Co. Ltd.	145,500	2,218
	JSP Corp.	114,000	2,210
	Vital KSK Holdings Inc.	290,500	2,198
	Qol Co. Ltd.	149,801	2,195
	Pressance Corp.	67,500	2,192
	Daisan Bank Ltd.	1,599,000	2,184
	Information Services International-Dentsu Ltd.	108,900	2,182
	Pack Corp.	107,200	2,175
	Ministop Co. Ltd.	122,400	2,169
	Maeda Kosen Co. Ltd.	226,500	2,167
*,^ Kintetsu Department Store Co. Ltd.		811,000	2,161
	ESPEC Corp.	177,600	2,159
^	Tsugami Corp.	584,000	2,148
	Nagatanien Holdings Co. Ltd.	247,000	2,145
	Idec Corp.	236,400	2,140
	Aiphone Co. Ltd.	131,000	2,138
	Tosei Corp.	346,500	2,137
	Arata Corp.	110,400	2,136
	Teikoku Sen-I Co. Ltd.	196,900	2,116
	Tamron Co. Ltd.	146,800	2,098
	Pal Co. Ltd.	101,200	2,097
	Maruzen Showa Unyu Co. Ltd.	600,000	2,095
	Toa Corp. (Tokyo Shares 6809)	208,000	2,087
	Mito Securities Co. Ltd.	615,200	2,087
	Kanematsu Electronics Ltd.	122,500	2,077
	Cawachi Ltd.	121,700	2,049
^	Jamco Corp.	88,500	2,034
^	Nippon Carbon Co. Ltd.	1,026,000	2,029
	Osaka Steel Co. Ltd.	114,400	2,018
^	Keiyo Co. Ltd.	477,300	2,013
	Shin-Etsu Polymer Co. Ltd.	362,900	2,011
	Toyo Tanso Co. Ltd.	143,800	2,007
^	Giken Ltd.	129,300	2,004
	Kamei Corp.	214,600	2,003
	Toenec Corp.	314,000	2,002
	Kyokuyo Co. Ltd.	881,000	1,999
	Daiwa Industries Ltd.	271,700	1,995
	Japan Digital Laboratory Co. Ltd.	149,800	1,994
	Mie Bank Ltd.	1,016,000	1,992
^	Michinoku Bank Ltd.	1,204,000	1,978
	Nichiden Corp.	83,500	1,977
	Yusen Logistics Co. Ltd.	165,300	1,960
	Sinfonia Technology Co. Ltd.	1,353,000	1,949
	Toyo Securities Co. Ltd.	636,000	1,940
	Kurimoto Ltd.	1,081,000	1,940
*	Mitsubishi Paper Mills Ltd.	2,808,000	1,939
	Daiichi Jitsugyo Co. Ltd.	438,000	1,938
^	Sun Frontier Fudousan Co. Ltd.	228,000	1,936
	Weathernews Inc.	57,961	1,932
	Roland DG Corp.	97,200	1,928
	Chukyo Bank Ltd.	1,068,000	1,922
^	Sakai Moving Service Co. Ltd.	80,200	1,918
	Broadleaf Co. Ltd.	205,200	1,898
	Fujibo Holdings Inc.	1,111,000	1,896
	Matsuya Foods Co. Ltd.	79,600	1,894

	Melco Holdings Inc.	107,700	1,886
	Nitto Kohki Co. Ltd.	98,700	1,878
^	Marvelous Inc.	258,400	1,870
	Shinko Shoji Co. Ltd.	183,800	1,869
^	Senshukai Co. Ltd.	297,500	1,867
	Meisei Industrial Co. Ltd.	499,200	1,863
*	KNT-CT Holdings Co. Ltd.	1,080,000	1,861
	Mitsubishi Steel Manufacturing Co. Ltd.	1,056,000	1,857
^	Cosel Co. Ltd.	224,500	1,857
	Kita-Nippon Bank Ltd.	70,400	1,856
	Achilles Corp.	1,529,000	1,850
	Kyodo Printing Co. Ltd.	690,000	1,819
	Oyo Corp.	184,800	1,813
	Asahi Co. Ltd.	144,600	1,810
	Kato Works Co. Ltd.	483,000	1,806
	Ryoden Trading Co. Ltd.	290,000	1,804
	Ryoyo Electro Corp.	181,600	1,800
	Tamura Corp.	679,000	1,789
	Keihanshin Building Co. Ltd.	332,500	1,786
	Daikokutenbussan Co. Ltd.	50,000	1,783
^	Osaki Electric Co. Ltd.	353,000	1,782
	France Bed Holdings Co. Ltd.	222,400	1,777
	Denyo Co. Ltd.	138,500	1,771
^	Toho Co. Ltd. (Tokyo Shares 8142)	97,100	1,770
^	OSJB Holdings Corp.	955,500	1,768
	Yahagi Construction Co. Ltd.	282,300	1,767
	Japan Transcity Corp.	542,000	1,753
	Nihon Trim Co. Ltd.	50,500	1,743
^	Honeys Co. Ltd.	160,920	1,730
	Tonami Holdings Co. Ltd.	622,000	1,729
	Aichi Corp.	255,400	1,708
*,^ Fujiya Co. Ltd.		1,079,000	1,707
*,^ Takata Corp.		308,927	1,705
^	Yonekyu Corp.	81,500	1,705
	Starzen Co. Ltd.	63,100	1,700
^	Megachips Corp.	195,100	1,697
	Maruwa Co. Ltd.	77,743	1,692
	Nippon Valqua Industries Ltd.	690,000	1,690
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,012,000	1,689
	Toyo Kohan Co. Ltd.	519,600	1,684
	Itochu-Shokuhin Co. Ltd.	48,400	1,677
	Misawa Homes Co. Ltd.	240,300	1,666
	Takiron Co. Ltd.	339,000	1,654
	Icom Inc.	93,500	1,653
	Nippon Denko Co. Ltd.	1,024,500	1,652
	Shimizu Bank Ltd.	70,200	1,652
^	CHIMNEY Co. Ltd.	68,840	1,648
	Yushin Precision Equipment Co. Ltd.	102,600	1,644
	Meiko Network Japan Co. Ltd.	175,400	1,640
	Godo Steel Ltd.	867,000	1,639
	Tokyo Energy & Systems Inc.	197,000	1,620
	Tokyo Tekko Co. Ltd.	383,000	1,609
	Advan Co. Ltd.	167,700	1,605
	Sumitomo Densetsu Co. Ltd.	132,700	1,600
*,^ KLab Inc.		256,200	1,590
	K&O Energy Group Inc.	123,800	1,586
^	Right On Co. Ltd.	125,100	1,577

	Daiken Corp.	649,000	1,567
	MTI Ltd.	254,200	1,556
	Komatsu Seiren Co. Ltd.	295,300	1,555
^	Tosho Printing Co. Ltd.	367,000	1,543
	Mars Engineering Corp.	89,800	1,540
*,^ Tokyo Rope Manufacturing Co. Ltd.		1,118,000	1,539
^	Nippon Parking Development Co. Ltd.	1,519,000	1,538
	Riken Technos Corp.	484,900	1,535
	Artnature Inc.	202,200	1,532
	Koatsu Gas Kogyo Co. Ltd.	308,000	1,519
	Uchida Yoko Co. Ltd.	413,000	1,508
^	Torishima Pump Manufacturing Co. Ltd.	197,000	1,499
^	JP-Holdings Inc.	573,000	1,489
	Elematec Corp.	74,500	1,489
^	Akebono Brake Industry Co. Ltd.	716,800	1,474
^	Tabuchi Electric Co. Ltd.	258,800	1,470
	Sinanen Holdings Co. Ltd.	386,000	1,467
	Fuso Pharmaceutical Industries Ltd.	647,000	1,466
	Sekisui Plastics Co. Ltd.	450,000	1,464
	Studio Alice Co. Ltd.	83,700	1,447
	Hioki EE Corp.	78,200	1,440
^	Zuiko Corp.	41,700	1,436
*,^ Nippon Yakin Kogyo Co. Ltd.		1,389,200	1,432
	Mimasu Semiconductor Industry Co. Ltd.	164,400	1,431
	Furuno Electric Co. Ltd.	215,100	1,428
	Arakawa Chemical Industries Ltd.	151,600	1,427
	Tsutsumi Jewelry Co. Ltd.	70,400	1,417
	Hosokawa Micron Corp.	303,000	1,414
^	Fudo Tetra Corp.	1,264,000	1,386
*,^ WATAMI Co. Ltd.		197,800	1,384
	Taiho Kogyo Co. Ltd.	127,600	1,381
^	U-Shin Ltd.	249,400	1,379
	CONEXIO Corp.	152,300	1,357
	Yomiuri Land Co. Ltd.	392,000	1,352
	Parco Co. Ltd.	159,300	1,351
^	Chuetsu Pulp & Paper Co. Ltd.	826,000	1,347
	Hisaka Works Ltd.	190,300	1,346
	Ateam Inc.	94,100	1,340
^	Aeon Fantasy Co. Ltd.	70,100	1,340
	Showa Aircraft Industry Co. Ltd.	140,000	1,339
	Happinet Corp.	150,700	1,337
	NS United Kaiun Kaisha Ltd.	877,000	1,336
	Atsugi Co. Ltd.	1,428,000	1,326
	Future Architect Inc.	201,500	1,324
	Teikoku Electric Manufacturing Co. Ltd.	178,900	1,309
*,^ Nippon Sharyo Ltd.		653,000	1,303
^	Kourakuen Holdings Corp.	102,112	1,298
^	Mitani Sekisan Co. Ltd.	101,600	1,298
^	Hokkaido Gas Co. Ltd.	558,000	1,285
^	Nissei ASB Machine Co. Ltd.	76,300	1,281
	Kitagawa Iron Works Co. Ltd.	684,000	1,277
	Mitsubishi Research Institute Inc.	42,600	1,272
	Chori Co. Ltd.	98,500	1,265
^	Japan Drilling Co. Ltd.	60,900	1,259
^	Japan Cash Machine Co. Ltd.	151,300	1,257
	Iwasaki Electric Co. Ltd.	705,000	1,244
	Shibusawa Warehouse Co. Ltd.	498,000	1,241

	Mitsui High-Tec Inc.	241,600	1,237
	Stella Chemifa Corp.	70,800	1,225
^	Kobe Bussan Co. Ltd.	51,600	1,220
	Matsuda Sangyo Co. Ltd.	103,500	1,214
	Zuken Inc.	127,500	1,204
	Shiroki Corp.	385,000	1,196
	Kyosan Electric Manufacturing Co. Ltd.	422,000	1,196
	GCA Savvian Corp.	129,100	1,184
	Onoken Co. Ltd.	130,000	1,177
	Yushiro Chemical Industry Co. Ltd.	106,300	1,176
	Mitsui Matsushima Co. Ltd.	1,126,571	1,173
^	CMK Corp.	439,200	1,169
	Sanoh Industrial Co. Ltd.	199,500	1,156
	Kanaden Corp.	154,700	1,154
	Nihon Dempa Kogyo Co. Ltd.	190,600	1,154
	Asahi Organic Chemicals Industry Co. Ltd.	648,000	1,143
	Mitsubishi Nichiyu Forklift Co. Ltd.	282,500	1,126
	Toli Corp.	428,000	1,121
	Fujitsu Frontech Ltd.	101,700	1,121
*	Nakayama Steel Works Ltd.	2,027,000	1,117
	Taisei Lamick Co. Ltd.	44,400	1,115
	Asunaro Aoki Construction Co. Ltd.	180,800	1,115
	Nippon Chemiphar Co. Ltd.	236,000	1,115
	Hokkan Holdings Ltd.	440,000	1,111
	NDS Co. Ltd.	441,000	1,109
	Cleanup Corp.	185,800	1,108
	Gun-Ei Chemical Industry Co. Ltd.	430,000	1,106
*,^ SWCC Showa Holdings Co. Ltd.		2,136,000	1,106
	Organo Corp.	293,000	1,101
	Pronexus Inc.	133,000	1,099
	Nihon Yamamura Glass Co. Ltd.	767,000	1,090
	Takaoka Toko Co. Ltd.	92,400	1,081
	Aderans Co. Ltd.	215,100	1,078
	Chugai Ro Co. Ltd.	569,000	1,078
	Gakken Holdings Co. Ltd.	522,000	1,077
	Tatsuta Electric Wire and Cable Co. Ltd.	317,900	1,074
^	Pasona Group Inc.	165,000	1,072
^	Sankyo Seiko Co. Ltd.	301,500	1,068
	Hakuto Co. Ltd.	110,600	1,055
^	Toko Inc.	323,000	1,035
^	Kobelco Eco-Solutions Co. Ltd.	271,000	1,022
^	Daikoku Denki Co. Ltd.	76,200	1,010
	Dai-ichi Seiko Co. Ltd.	83,300	1,007
	Corona Corp. Class A	113,500	1,006
^	Hodogaya Chemical Co. Ltd.	572,000	1,002
	Noritsu Koki Co. Ltd.	219,600	999
^	Funai Electric Co. Ltd.	138,400	995
	Seika Corp.	417,000	981
	Inaba Seisakusho Co. Ltd.	96,200	969
^	CMIC Holdings Co. Ltd.	80,900	960
	Mitsui Home Co. Ltd.	207,000	945
	Tomoku Co. Ltd.	447,000	941
	Maezawa Kyuso Industries Co. Ltd.	79,200	935
^	Japan Radio Co. Ltd.	339,000	928
	Mory Industries Inc.	358,000	926
	Daisyo Corp.	74,200	918
	AOI Electronics Co. Ltd.	39,230	914

	T RAD Co. Ltd.	575,000	904
*,^ Kinki Sharyo Co. Ltd.		305,000	899
^	Toyo Denki Seizo KK	308,000	894
^	Tokyo Rakutenchi Co. Ltd.	218,000	885
	Maezawa Kasei Industries Co. Ltd.	101,600	876
	Kitano Construction Corp.	352,000	870
	Fuji Oil Co. Ltd.	354,300	868
	Shinwa Co. Ltd.	70,100	867
	Rhythm Watch Co. Ltd.	700,000	860
	Fujikura Kasei Co. Ltd.	189,600	853
	Nippon Coke & Engineering Co. Ltd.	1,211,700	850
	CAC Holdings Corp.	113,400	842
	Alpha Systems Inc.	55,500	837
^	Ichikoh Industries Ltd.	470,000	833
	Takihyo Co. Ltd.	210,000	819
	NEC Capital Solutions Ltd.	57,300	815
^	Daidoh Ltd.	195,000	814
	ST Corp.	87,400	811
	Nice Holdings Inc.	616,000	809
	Okura Industrial Co. Ltd.	309,000	801
^	Mitsubishi Kakoki Kaisha Ltd.	441,000	785
	Airport Facilities Co. Ltd.	159,300	772
^	Pocket Card Co. Ltd.	177,600	769
	Tokyo Electron Device Ltd.	56,800	745
^	Toda Kogyo Corp.	315,000	735
	Sumitomo Precision Products Co. Ltd.	220,000	719
	Shimojima Co. Ltd.	81,600	719
	Endo Lighting Corp.	78,800	713
	Axell Corp.	84,900	710
	Gecoss Corp.	91,200	709
	Chuo Spring Co. Ltd.	310,000	701
*,^ Janome Sewing Machine Co. Ltd.		125,900	696
^	Dunlop Sports Co. Ltd.	101,371	684
	Paris Miki Holdings Inc.	174,000	670
	Krosaki Harima Corp.	311,000	659
^	Japan Pure Chemical Co. Ltd.	36,300	635
	Panasonic Industrial Devices SUNX Co. Ltd.	112,900	586
*,^ Aplus Financial Co. Ltd.		675,800	584
	ValueCommerce Co. Ltd.	146,900	569
*,^ FDK Corp.		650,000	549
*,^ Yamada SxL Home Co. Ltd.		857,000	536
^	NIFTY Corp.	52,400	484
^	Cybozu Inc.	178,300	449
	Srg Takamiya Co. Ltd.	130,700	446
	Best Denki Co. Ltd.	413,600	445
^	Toa Oil Co. Ltd.	377,000	417
*,^ Shin Nippon Biomedical Laboratories Ltd.		129,900	398
*	Kojima Co. Ltd.	149,300	342
	Olympic Group Corp.	53,700	271
*,^ Nissen Holdings Co. Ltd.		178,800	257
*,^ Sanix Inc.		177,000	252
	Ohara Inc.	49,500	231
	Nippon Kasei Chemical Co. Ltd.	172,000	171
*,^ Livesense Inc.		63,200	167
			32,950,452
Malaysia (0.8%)
	Public Bank Bhd. (Local)	31,344,314	139,092

Tenaga Nasional Bhd.	35,620,200	116,858
Malayan Banking Bhd.	54,131,090	112,113
Sime Darby Bhd.	32,580,300	63,339
Axiata Group Bhd.	45,461,000	61,552
CIMB Group Holdings Bhd.	55,201,500	55,387
Petronas Chemicals Group Bhd.	29,124,927	50,561
IHH Healthcare Bhd.	28,265,677	44,692
DiGi.Com Bhd.	37,695,400	44,370
Petronas Gas Bhd.	7,942,800	43,955
IOI Corp. Bhd.	36,896,686	43,241
Genting Bhd.	22,256,300	42,302
Maxis Bhd.	26,543,850	36,664
MISC Bhd.	14,944,930	31,645
Kuala Lumpur Kepong Bhd.	5,377,186	31,019
Genting Malaysia Bhd.	28,477,700	30,738
IJM Corp. Bhd.	31,652,120	26,359
PPB Group Bhd.	5,915,400	23,692
Gamuda Bhd.	21,441,000	23,629
AMMB Holdings Bhd.	19,494,800	20,529
British American Tobacco Malaysia Bhd.	1,434,200	20,014
Hong Leong Bank Bhd.	6,280,528	19,837
YTL Corp. Bhd.	51,990,786	19,575
Petronas Dagangan Bhd.	3,035,300	18,676
SapuraKencana Petroleum Bhd.	38,880,522	17,806
Telekom Malaysia Bhd.	11,236,400	17,638
Dialog Group Bhd.	42,838,544	16,365
2 Astro Malaysia Holdings Bhd.	20,082,000	13,521
Malaysia Airports Holdings Bhd.	8,873,500	12,419
RHB Capital Bhd.	8,761,800	11,520
UMW Holdings Bhd.	6,588,100	11,161
Top Glove Corp. Bhd.	8,431,900	11,030
YTL Power International Bhd.	30,654,280	10,861
Westports Holdings Bhd.	10,853,400	10,631
IOI Properties Group Bhd.	19,863,065	10,226
HAP Seng Consolidated Bhd.	5,752,500	9,981
Genting Plantations Bhd.	3,503,800	9,647
Lafarge Malaysia Bhd.	4,301,400	9,512
Hartalega Holdings Bhd.	7,114,380	9,255
Alliance Financial Group Bhd.	10,870,100	8,936
Bumi Armada Bhd.	33,938,187	8,554
My EG Services Bhd.	14,638,600	8,090
Hong Leong Financial Group Bhd.	2,355,832	7,853
Felda Global Ventures Holdings Bhd.	18,818,624	7,840
KLCCP Stapled Group	4,492,100	7,594
Malakoff Corp. Bhd.	18,421,300	7,209
Cahya Mata Sarawak Bhd.	5,664,000	7,056
Bursa Malaysia Bhd.	3,490,400	7,033
SP Setia Bhd Group	9,043,800	6,317
QL Resources Bhd.	5,724,764	6,284
KPJ Healthcare Bhd.	5,989,490	6,243
Berjaya Sports Toto Bhd.	8,003,087	6,032
Sunway REIT	16,632,600	5,890
Kossan Rubber Industries	3,305,200	5,662
Kulim Malaysia Bhd.	6,068,900	5,543
Sunway Bhd.	7,706,257	5,478
TIME dotCom Bhd.	2,936,640	5,402
Inari Amertron Bhd.	6,471,275	5,051

Mah Sing Group Bhd.	15,008,007	4,634
BIMB Holdings Bhd.	5,200,960	4,363
AirAsia Bhd.	12,046,300	4,141
MMC Corp. Bhd.	8,932,400	3,994
UEM Sunrise Bhd.	15,829,403	3,780
Capitaland Malaysia Mall Trust	10,301,400	3,570
WCT Holdings Bhd.	8,922,570	3,558
Berjaya Auto Bhd.	6,439,040	3,372
Pavilion REIT	8,556,700	3,280
Yinson Holdings Bhd.	4,573,400	3,006
Malaysia Building Society Bhd.	8,555,500	2,988
Supermax Corp. Bhd.	4,002,300	2,871
Media Prima Bhd.	9,291,100	2,865
Press Metal Bhd.	5,884,000	2,649
* Eastern & Oriental Bhd.	7,384,526	2,596
OSK Holdings Bhd.	6,595,690	2,447
* Eco World Development Group Bhd.	7,763,300	2,418
Malaysian Resources Corp. Bhd.	8,475,900	2,395
UOA Development Bhd.	4,757,900	2,373
Unisem M Bhd.	4,873,000	2,306
Berjaya Corp. Bhd.	25,832,800	2,280
DRB-Hicom Bhd.	8,040,200	2,021
Pos Malaysia Bhd.	3,675,300	2,001
Gas Malaysia Bhd.	3,533,800	1,995
* KNM Group Bhd.	15,583,625	1,861
Muhibbah Engineering M Bhd.	3,262,200	1,791
* UMW Oil & Gas Corp. Bhd.	6,526,100	1,619
* MPHB Capital Bhd.	4,589,400	1,602
Datasonic Group Bhd.	5,398,600	1,580
TA Enterprise Bhd.	10,642,200	1,335
* Sunway Construction Group Bhd.	3,803,225	1,248
* AirAsia X Bhd.	19,169,250	1,137
* Parkson Holdings Bhd.	4,655,520	1,096
Dayang Enterprise Holdings Bhd.	3,669,100	1,005
* Mudajaya Group Bhd.	3,108,666	905
* Mulpha International Bhd.	12,712,800	769
Coastal Contracts Bhd.	1,792,600	704
* Malaysia Marine and Heavy Engineering Holdings Bhd.	3,015,671	701
Wah Seong Corp. Bhd.	3,103,738	633
Puncak Niaga Holdings Bhd.	2,268,000	614
* Perisai Petroleum Teknologi Bhd.	6,212,000	432
Malaysian Bulk Carriers Bhd.	1,879,600	325
* Scomi Group Bhd.	8,240,100	320
* Malaysian Resources Corp. Bhd. Warrants Exp. 9/16/2018	2,286,033	80
* OSK Holdings Bhd. Warrants Exp. 7/22/2020	1,144,372	76
* WCT Holdings Bhd. Warrants Exp. 8/24/2020	1,594,005	69
* Malaysia Building Society Bhd. Warrants Exp. 5/31/2016	568,847	66
* BIMB Holdings Bhd. Warrants Exp. 12/4/2023	741,960	48
* Eastern & Oriental Bhd Warrants Exp. 7/21/2019	1,014,820	44
* CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	462,666	38
* Kulim Malaysia Bhd. Warrants Exp. 2/27/2016	165,750	38
* KNM Group Bhd. Warrants Exp. 11/15/2017	1,643,477	38
* AirAsia X Bhd. Warrants Exp. 6/8/2020	1,955,625	33
* KNM Group BHD Warrants Exp. 4/21/2020	1,085,087	33
* Mah Sing Group Warrants Exp. 1/15/2026	895,021	28
* Mah Sing Group Bhd. Warrants Exp. 3/18/2018	714,028	27
* WCT Holdings Bhd. Warrants Exp. 12/11/2017	558,140	25

*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	111,300	13
*	WCT Holdings Bhd. Warrants Exp. 03/10/2016	288,480	6
*	MBM Resources Bhd. Warrants Exp. 6/14/2017	88,380	1
*	Coastal Contracts Bhd. Warrants Exp. 07/18/2016	46,016	1
			1,521,723
Mexico (0.9%)
	Fomento Economico Mexicano SAB de CV	21,806,243	206,560
	America Movil SAB de CV	280,295,181	197,653
	Wal-Mart de Mexico SAB de CV	56,670,773	142,413
	Grupo Televisa SAB	26,524,655	140,566
	Grupo Financiero Banorte SAB de CV	22,863,483	119,286
	Grupo Mexico SAB de CV Class B	39,402,881	76,404
*	Cemex SAB de CV	135,095,075	61,076
*	Grupo Bimbo SAB de CV Class A	18,893,883	52,772
	Alfa SAB de CV Class A	28,366,625	52,737
	Fibra Uno Administracion SA de CV	25,701,332	51,522
	Grupo Financiero Inbursa SAB de CV	20,706,284	33,267
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,264,765	30,960
	Coca-Cola Femsa SAB de CV	4,173,990	29,341
	Grupo Aeroportuario del Pacifico SAB de CV Class B	3,437,400	28,871
	Gruma SAB de CV Class B	1,707,459	25,869
	El Puerto de Liverpool SAB de CV	1,990,000	23,738
	Mexichem SAB de CV	11,338,778	23,393
	Grupo Financiero Santander Mexico SAB de CV Class B	15,172,705	23,356
	Promotora y Operadora de Infraestructura SAB de CV	1,971,908	22,533
	Kimberly-Clark de Mexico SAB de CV Class A	8,731,536	20,874
	Gentera SAB de CV	11,340,921	20,284
	Grupo Carso SAB de CV	4,773,671	19,189
	Alsea SAB de CV	5,196,560	18,394
	Arca Continental SAB de CV	2,746,372	16,415
	Industrias Penoles SAB de CV	1,256,100	11,911
	Grupo Lala SAB de CV	4,817,596	11,411
	Megacable Holdings SAB de CV	2,956,118	10,837
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	2,169,320	10,093
	Mexico Real Estate Management SA de CV	8,357,239	9,874
*	Grupo Aeromexico SAB de CV	4,185,172	9,130
	PLA Administradora Industrial S de RL de CV	5,658,714	9,041
*	Telesites SAB de CV	14,181,067	8,608
	Bolsa Mexicana de Valores SAB de CV	5,889,848	8,005
	Infraestructura Energetica Nova SAB de CV	2,023,717	7,921
	Corp Inmobiliaria Vesta SAB de CV	5,391,332	7,737
	Grupo Comercial Chedraui SA de CV	2,895,013	7,567
*	OHL Mexico SAB de CV	7,697,455	7,159
*,2 Nemak SAB de CV		5,597,098	7,116
	Grupo Elektra SAB DE CV	353,148	6,640
	Industrias Bachoco SAB de CV Class B	1,691,788	6,104
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	3,413,700	5,782
*	Organizacion Soriana SAB de CV Class B	2,503,288	5,417
*	Industrias CH SAB de CV Class B	1,757,539	5,142
*	Genomma Lab Internacional SAB de CV Class B	7,630,272	5,132
	Grupo Sanborns SAB de CV	3,910,762	5,091
	Prologis Property Mexico SA de CV	3,313,307	4,793
	Promotora y Operadora de Infraestructura SAB de CV	470,905	4,658
	Concentradora Fibra Danhos SA de CV	2,352,395	4,372
	Alpek SAB de CV	3,326,056	4,273
	Grupo Financiero Interacciones SA de CV	745,320	4,001
*	La Comer SAB de CV	4,487,140	3,988

	Credito Real SAB de CV SOFOM ER	1,884,700	3,963
*	Unifin Financiera SAB de CV SOFOM ENR	1,170,179	3,424
*	Hoteles City Express SAB de CV	2,869,846	3,391
	Grupo Herdez SAB de CV	1,389,816	3,321
	Banregio Grupo Financiero SAB de CV	652,738	3,066
	Concentradora Fibra Hotelera Mexicana SA de CV	3,988,372	3,023
*,2 Elementia SAB de CV		1,996,549	2,384
*	Qualitas Controladora SAB de CV	1,947,251	2,158
*	Minera Frisco SAB de CV	4,864,299	2,151
*	Grupo Rotoplas SAB de CV	1,315,149	2,069
	Consorcio ARA SAB de CV	6,286,715	1,847
	TV Azteca SAB de CV	15,315,575	1,731
*	Grupo Simec SAB de CV Class B	724,043	1,528
*	Empresas ICA SAB de CV	5,067,313	1,361
*	Urbi Desarrollos Urbanos SAB de CV	2,494,600	219
*	Cemex SAB de CV ADR	22,973	104
	Grupo Aeroportuario del Pacifico SAB de CV ADR	1,200	101
*	Corp GEO SAB de CV	22,761	11
*	Arca Continental SAB de CV Rights Exp. 02/18/2016	147,113	—
			1,665,128
Netherlands (2.1%)
	Unilever NV	15,691,446	688,534
	ING Groep NV	38,935,369	443,566
	ASML Holding NV	3,273,129	300,417
	Unibail-Rodamco SE	992,821	250,253
	Koninklijke Philips NV	9,328,835	248,426
	Heineken NV	2,208,985	191,812
	Koninklijke Ahold NV	8,422,630	190,518
	Akzo Nobel NV	2,495,032	160,050
	RELX NV	9,492,390	158,395
	Koninklijke KPN NV	31,312,713	121,170
	Aegon NV (Amsterdam Shares)	19,139,847	108,236
	Wolters Kluwer NV	2,982,771	101,574
	NN Group NV	2,889,231	97,885
	Koninklijke DSM NV	1,763,760	85,493
	Heineken Holding NV	984,333	75,329
	Randstad Holding NV	1,100,906	59,976
*	Altice NV Class A	3,862,156	55,700
	Gemalto NV	805,789	48,421
*,2 ABN AMRO Group NV		2,174,598	45,325
	TNT Express NV	4,691,403	40,022
^	ArcelorMittal	10,053,647	38,141
	Boskalis Westminster	795,398	31,333
	Aalberts Industries NV	973,072	30,734
	Koninklijke Vopak NV	667,071	29,015
*	SBM Offshore NV	1,852,380	24,454
	Wereldhave NV	409,321	22,362
	Eurocommercial Properties NV	465,016	20,327
	ASM International NV	486,772	19,389
*	Altice NV Class B	1,221,696	18,080
	IMCD Group NV	485,828	17,223
*	PostNL NV	4,487,847	16,332
	TKH Group NV	420,157	15,615
*	OCI NV	837,214	15,151
*	APERAM SA	470,449	14,697
2	GrandVision NV	513,683	14,320
	Delta Lloyd NV	2,284,756	13,516

	Corbion NV	599,545	13,329
	USG People NV	663,340	12,380
*	TomTom NV	1,192,381	12,373
*	Koninklijke BAM Groep NV	2,190,627	11,771
*	Fugro NV	615,323	9,066
	Arcadis NV	672,063	9,012
	Vastned Retail NV	196,144	8,588
*,2 Refresco Gerber NV		510,960	8,551
	NSI NV	1,318,517	5,371
	BinckBank NV	626,135	4,993
	Accell Group	243,856	4,952
	Wessanen	550,832	4,677
	Brunel International NV	199,086	3,340
^	Koninklijke Ten Cate NV	94,210	2,663
	Aegon (New York Shares)	922	5
*,^ SRH NV		672,039	—
			3,922,862
New Zealand (0.2%)
	Spark New Zealand Ltd.	18,264,695	39,952
	Auckland International Airport Ltd.	8,950,073	32,290
	Fisher & Paykel Healthcare Corp. Ltd.	5,655,369	31,792
	Fletcher Building Ltd. (New Zealand Shares)	6,628,535	29,716
	Contact Energy Ltd.	7,441,174	22,243
	Ryman Healthcare Ltd.	4,132,607	21,573
	SKYCITY Entertainment Group Ltd.	5,842,618	17,733
	Z Energy Ltd.	3,680,312	16,069
	Mighty River Power Ltd.	6,901,895	11,893
	SKY Network Television Ltd.	3,894,614	11,568
	Kiwi Property Group Ltd.	12,668,570	11,280
	Trade Me Group Ltd.	4,037,314	10,524
	Air New Zealand Ltd.	5,265,193	10,101
*	Xero Ltd.	904,292	9,890
*,^ Chorus Ltd.		4,001,624	9,756
*,^ a2 Milk Co. Ltd.		7,150,456	8,729
	Goodman Property Trust	10,013,777	8,156
	Infratil Ltd.	4,006,275	8,057
	EBOS Group Ltd.	877,680	7,671
	Precinct Properties New Zealand Ltd.	8,625,462	6,881
	Freightways Ltd.	1,476,130	6,086
	Genesis Energy Ltd.	4,896,902	6,042
	Argosy Property Ltd.	8,003,560	5,921
	Summerset Group Holdings Ltd.	2,074,769	5,352
	Vector Ltd.	2,511,085	5,261
	Nuplex Industries Ltd.	1,850,681	4,990
	Metlifecare Ltd.	1,265,411	3,629
	Vital Healthcare Property Trust	2,819,906	3,493
*	Diligent Corp.	743,468	2,892
	Heartland Bank Ltd.	3,309,591	2,662
	Warehouse Group Ltd.	1,325,422	2,304
	TOWER Ltd.	1,652,598	1,956
	Kathmandu Holdings Ltd.	1,606,090	1,588
^	Fletcher Building Ltd. (Australia Shares)	240,759	1,080
*,^ New Zealand Oil & Gas Ltd.		2,574,171	696
*	Bathurst Resources Ltd.	1,188,709	12
			379,838

Norway (0.5%)
^	Statoil ASA	9,660,019	132,183
	DNB ASA	10,807,514	130,404
	Telenor ASA	6,998,745	114,165
	Yara International ASA	1,773,287	67,225
	Orkla ASA	7,876,499	63,811
	Norsk Hydro ASA	13,519,705	44,945
	Marine Harvest ASA	3,169,589	43,199
	Gjensidige Forsikring ASA	1,698,522	27,027
*	Schibsted ASA Class B	887,900	24,970
	Schibsted ASA Class A	809,151	23,749
*	Storebrand ASA	4,567,979	18,607
*,^ Subsea 7 SA		2,719,055	16,282
^	TGS Nopec Geophysical Co. ASA	1,048,058	15,189
	Bakkafrost P/F	318,408	10,605
2	XXL ASA	994,973	10,472
	Salmar ASA	520,550	10,264
	Veidekke ASA	743,228	9,310
	Kongsberg Gruppen ASA	527,406	8,411
*,^ Seadrill Ltd.		3,631,675	7,831
	Atea ASA	927,267	7,548
*,^ Nordic Semiconductor ASA		1,555,094	7,269
*,^ Det Norske Oljeselskap ASA		1,099,338	6,716
	SpareBank 1 SMN	1,234,238	6,692
^	Petroleum Geo-Services ASA	2,126,247	6,488
^,2 BW LPG Ltd.		741,839	5,696
	Leroy Seafood Group ASA	141,836	5,440
	SpareBank 1 SR-Bank ASA	1,253,204	5,187
^	Opera Software ASA	999,239	5,115
2	Entra ASA	615,426	4,846
^	Hoegh LNG Holdings Ltd.	448,450	4,676
	Austevoll Seafood ASA	706,409	4,533
2	Aker Solutions ASA	1,492,653	4,527
	Aker ASA	233,185	4,152
*,^ DNO ASA		5,996,804	4,018
*,^ Norwegian Air Shuttle ASA		102,341	3,110
*,^ REC Silicon ASA		19,768,020	3,033
^	Prosafe SE	1,745,152	2,844
	Wilh Wilhelmsen ASA	722,222	2,713
^	Ocean Yield ASA	388,716	2,694
*	Norwegian Property ASA	2,352,360	2,343
	Stolt-Nielsen Ltd.	176,576	2,028
*,^ Akastor ASA		1,330,480	1,338
	BW Offshore Ltd.	3,752,591	923
*,^ Fred Olsen Energy ASA		204,266	815
*	Archer Ltd.	131,234	69
			883,462
Other (0.2%)[3]
4	Vanguard FTSE Emerging Markets ETF	9,475,712	292,136

Pakistan (0.0%)
	Hub Power Co. Ltd.	5,723,979	5,564
	United Bank Ltd.	2,289,717	3,142
	Engro Corp. Ltd.	1,186,777	3,006
	Oil & Gas Development Co. Ltd.	2,627,501	2,736
	Pakistan Petroleum Ltd.	572,122	637
	Fauji Fertilizer Co. Ltd.	358,088	379

Lucky Cement Ltd.	59,121	274
Pakistan State Oil Co. Ltd.	80,874	248
Kot Addu Power Co. Ltd.	22,551	17
		16,003
Peru (0.0%)
Credicorp Ltd. (New York Shares)	376,854	38,198
Credicorp Ltd.	141,272	14,247
* Cia de Minas Buenaventura SAA ADR	1,877,527	7,510
* Cia de Minas Buenaventura SAA	289,871	1,128
		61,083
Philippines (0.3%)
SM Investments Corp.	3,176,926	55,563
Philippine Long Distance Telephone Co.	820,320	38,331
Ayala Land Inc.	56,583,720	37,549
Universal Robina Corp.	8,668,830	35,259
SM Prime Holdings Inc.	78,044,530	34,909
Ayala Corp.	2,408,814	34,495
JG Summit Holdings Inc.	22,903,180	32,335
BDO Unibank Inc.	14,702,167	31,623
Bank of the Philippine Islands	15,726,874	28,996
Aboitiz Equity Ventures Inc.	21,554,260	26,502
Manila Electric Co.	3,079,790	20,085
Metropolitan Bank & Trust Co.	12,534,810	18,729
Jollibee Foods Corp.	4,270,480	18,456
GT Capital Holdings Inc.	575,727	15,653
Aboitiz Power Corp.	15,563,123	13,623
Alliance Global Group Inc.	40,548,641	12,617
Metro Pacific Investments Corp.	107,893,900	12,518
Globe Telecom Inc.	291,725	11,463
International Container Terminal Services Inc.	7,677,910	9,834
DMCI Holdings Inc.	40,623,300	9,772
LT Group Inc.	26,657,800	8,912
Megaworld Corp.	112,692,400	8,502
Robinsons Land Corp.	15,772,734	8,310
Energy Development Corp.	65,536,200	7,585
Security Bank Corp.	2,389,640	7,142
Semirara Mining & Power Corp. Class A	2,849,800	7,130
Puregold Price Club Inc.	9,139,000	6,330
Cosco Capital Inc.	29,892,400	4,637
First Gen Corp.	11,823,900	4,582
Manila Water Co. Inc.	8,002,900	4,090
Robinsons Retail Holdings Inc.	2,987,580	3,722
D&L Industries Inc.	20,478,800	3,496
Emperador Inc.	21,305,204	3,289
Petron Corp.	23,487,400	3,221
Filinvest Land Inc.	97,611,000	3,042
Vista Land & Lifescapes Inc.	38,526,750	3,041
Cebu Air Inc.	1,834,340	2,975
Bloomberry Resorts Corp.	29,375,700	2,539
First Philippine Holdings Corp.	2,090,380	2,454
Belle Corp.	38,036,808	1,901
Lopez Holdings Corp.	16,673,070	1,821
Nickel Asia Corp.	17,288,500	1,498
Travellers International Hotel Group Inc.	15,684,000	1,272
Philex Mining Corp.	12,827,600	1,099
* Melco Crown Philippines Resorts Corp.	14,151,200	677

*	Atlas Consolidated Mining & Development Corp.	5,044,600	425
			602,004
Poland (0.2%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	8,709,484	52,747
^	Polski Koncern Naftowy ORLEN SA	3,242,188	49,723
	Powszechny Zaklad Ubezpieczen SA	5,672,285	45,196
	Bank Pekao SA	1,315,724	44,268
	PGE Polska Grupa Energetyczna SA	7,281,670	24,750
	Polskie Gornictwo Naftowe i Gazownictwo SA	17,859,961	22,795
	KGHM Polska Miedz SA	1,394,623	19,742
*	Bank Zachodni WBK SA	285,422	18,304
	LPP SA	12,888	16,978
*	Grupa Azoty SA	470,551	11,933
*	Cyfrowy Polsat SA	2,162,430	11,418
	Orange Polska SA	6,641,743	10,568
	Asseco Poland SA	763,391	10,531
	Energa SA	3,126,061	10,391
	Eurocash SA	766,437	10,376
*,^ mBank SA		125,198	9,707
*	Bank Millennium SA	5,843,057	7,742
	CCC SA	248,340	7,282
	Tauron Polska Energia SA	10,717,399	7,137
*	Alior Bank SA	468,309	6,931
	Bank Handlowy w Warszawie SA	337,742	6,208
	Enea SA	2,103,748	6,069
*,^ Grupa Lotos SA		954,377	6,000
	Kernel Holding SA	524,064	5,778
*	Ciech SA	269,324	5,164
	Budimex SA	105,142	4,955
	Synthos SA	4,949,745	4,699
*	CD Projekt Red SA	644,742	3,656
^	PKP Cargo SA	296,184	3,555
	Warsaw Stock Exchange	266,044	2,257
	Lubelski Wegiel Bogdanka SA	255,519	1,930
	Netia SA	1,353,418	1,852
*	Neuca SA	17,111	1,370
*,^ Getin Noble Bank SA		11,236,381	1,245
*,^ Jastrzebska Spolka Weglowa SA		520,621	1,126
*	Integer.pl SA	57,091	1,057
*	Getin Holding SA	3,217,127	1,055
^	Boryszew SA	888,710	936
*	Globe Trade Centre SA	480,484	815
			458,246
Portugal (0.1%)
	EDP - Energias de Portugal SA	19,411,148	67,785
	Galp Energia SGPS SA	4,813,937	57,116
	Jeronimo Martins SGPS SA	2,450,833	34,180
*	Banco Comercial Portugues SA	411,850,301	17,423
	NOS SGPS SA	2,240,311	16,258
	EDP Renovaveis SA	1,967,865	15,289
	CTT-Correios de Portugal SA	1,489,137	12,936
	Sonae SGPS SA	9,098,854	10,204
	Portucel SA	2,501,415	8,374
	Altri SGPS SA	1,143,499	4,646
	REN - Redes Energeticas Nacionais SGPS SA	1,396,789	4,199
	Semapa-Sociedade de Investimento e Gestao	335,294	4,035

*	Banco BPI SA	3,388,247	3,708
^	Mota-Engil SGPS SA	713,179	1,125
*,^ Pharol SGPS SA		3,946,412	1,025
	Sonaecom SGPS SA	226,781	485
*	Banco Espirito Santo SA	19,970,703	37
			258,825
Russia (0.7%)
	Gazprom PAO	85,597,990	155,442
	Sberbank of Russia PJSC	105,218,602	135,307
	Lukoil PJSC	3,624,470	123,788
	Magnit PJSC GDR	2,811,238	110,331
	NOVATEK OAO	7,381,170	62,724
	MMC Norilsk Nickel PJSC	476,419	55,959
	Surgutneftegas OAO Preference Shares	77,675,000	47,385
	Gazprom PAO ADR (London Shares)	12,741,489	46,033
	Tatneft OAO	9,800,043	44,268
	Lukoil PJSC ADR	1,249,062	42,056
	AK Transneft OAO Preference Shares	15,600	39,197
	VTB Bank PJSC	37,447,994,410	36,634
	Mobile TeleSystems PJSC ADR	4,916,940	34,419
	Novatek OAO GDR	390,868	33,969
	Rosneft OAO	8,605,659	31,184
	Surgutneftegas OAO	47,678,136	23,131
*	Tatneft PAO ADR	756,636	20,657
	Moscow Exchange MICEX-RTS OAO	13,786,610	17,603
	Alrosa PAO	17,446,100	14,295
	VTB Bank PJSC GDR	7,192,021	13,558
	Surgutneftegas OAO ADR	2,426,421	11,853
	Rostelecom PJSC	10,326,013	11,843
	RusHydro PJSC	1,371,043,350	11,827
	MegaFon PJSC GDR	974,819	11,700
	Rosneft OAO GDR	3,091,999	11,110
	Severstal PAO	1,123,418	9,261
	PhosAgro OAO GDR	766,288	9,118
*	Uralkali PJSC	3,553,622	8,142
	Novolipetsk Steel AO GDR	870,635	7,569
	Sistema JSFC GDR	1,306,784	7,389
	Bashneft PAO	205,197	5,494
	E.ON Russia JSC	134,647,196	5,431
	Severstal PAO GDR	609,110	4,941
	Sberbank of Russia ADR (London Shares)	841,272	4,658
*	Bashneft PAO Preference Shares	187,135	4,303
	Magnitogorsk Iron & Steel Works OJSC	14,211,790	3,605
*	Tatneft PAO Preference Shares	1,391,872	3,421
	Sistema JSFC	14,050,088	3,308
	Acron JSC	68,217	3,236
	LSR Group PJSC GDR	1,888,888	3,046
	Inter RAO UES PJSC	158,072,393	2,813
*	Aeroflot - Russian Airlines OJSC	4,026,521	2,698
	M Video OJSC	757,226	2,620
*	DIXY Group PJSC	513,010	1,907
	Federal Grid Co. Unified Energy System JSC	2,272,502,440	1,769
^	Mechel ADR	741,388	1,483
*	Rosseti PJSC	214,554,055	1,284
	TMK PAO GDR	410,916	1,131
*	Sollers PAO	145,990	815
	Mosenergo OAO	49,770,556	563

*	Raspadskaya OAO	1,314,487	440
	OGK-2 PAO	138,346,306	403
	Novolipetsk Steel OJSC	445,750	387
	MMC Norilsk Nickel PJSC ADR	9,538	111
*	Tatneft PAO ADR	3,534	94
	Sberbank of Russia PJSC ADR	8,082	45
	Gazprom PAO ADR	10,809	39
*	Mechel	14,601	12
			1,247,809
Singapore (1.0%)
	Oversea-Chinese Banking Corp. Ltd.	32,817,864	183,652
	Singapore Telecommunications Ltd.	73,841,959	183,102
	DBS Group Holdings Ltd.	17,983,201	178,777
	United Overseas Bank Ltd.	12,107,714	153,923
	CapitaLand Ltd.	25,587,798	55,623
	Keppel Corp. Ltd.	14,402,672	51,364
	Wilmar International Ltd.	21,074,818	42,610
	Singapore Exchange Ltd.	8,327,286	41,484
	ComfortDelGro Corp. Ltd.	20,469,087	40,903
	Singapore Press Holdings Ltd.	16,017,380	40,206
	Singapore Airlines Ltd.	5,087,287	39,577
	CapitaLand Mall Trust	26,860,585	37,739
	Global Logistic Properties Ltd.	30,288,158	35,897
	Ascendas REIT	20,518,040	33,643
	Singapore Technologies Engineering Ltd.	15,589,717	31,623
	Genting Singapore plc	60,032,793	29,944
	Jardine Cycle & Carriage Ltd.	1,111,673	29,372
	City Developments Ltd.	5,985,550	29,361
	Suntec REIT	24,458,622	27,319
	Hutchison Port Holdings Trust	50,800,121	24,273
	UOL Group Ltd.	4,677,499	18,531
	CapitaLand Commercial Trust Ltd.	20,240,074	18,520
	SATS Ltd.	6,263,600	17,136
	Golden Agri-Resources Ltd.	63,713,193	16,690
	Sembcorp Industries Ltd.	9,115,894	16,244
	StarHub Ltd.	5,987,432	14,274
	Venture Corp. Ltd.	2,518,342	13,797
	Singapore Post Ltd.	14,579,588	13,723
	Yangzijiang Shipbuilding Holdings Ltd.	20,567,097	13,551
	Mapletree Industrial Trust	12,364,180	13,381
	Mapletree Commercial Trust	13,166,700	12,375
	Keppel REIT	18,720,989	11,787
	Mapletree Greater China Commercial Trust	18,763,900	11,103
^	Noble Group Ltd.	44,327,066	9,797
	Mapletree Logistics Trust	14,500,600	9,594
^	Sembcorp Marine Ltd.	8,490,511	9,388
	Raffles Medical Group Ltd.	2,804,800	8,010
*,^ Neptune Orient Lines Ltd.		9,038,931	7,867
^	SMRT Corp. Ltd.	7,203,529	7,739
	Frasers Centrepoint Trust	5,441,300	7,270
	Starhill Global REIT	13,837,600	7,163
	Keppel Infrastructure Trust	21,077,700	6,822
	Genting Hong Kong Ltd.	21,609,125	6,820
^	Olam International Ltd.	5,506,873	6,295
	Ascott Residence Trust	7,630,500	6,170
	CDL Hospitality Trusts	6,623,800	6,093
	Asian Pay Television Trust	13,674,500	5,966

^	First Resources Ltd.	4,794,200	5,905
	United Engineers Ltd.	4,653,200	5,838
*	Biosensors International Group Ltd.	10,615,800	5,756
	SIA Engineering Co. Ltd.	2,233,423	5,436
	Cache Logistics Trust	8,470,600	5,187
	M1 Ltd.	3,143,560	5,112
	CapitaLand Retail China Trust	4,958,180	4,930
	Cambridge Industrial Trust	13,263,300	4,852
^	Ezion Holdings Ltd.	13,050,500	4,792
	Yanlord Land Group Ltd.	6,587,764	4,737
	Ascendas Hospitality Trust	8,516,300	4,553
	Frasers Commercial Trust	5,491,569	4,491
	First REIT	5,182,300	4,262
	Wing Tai Holdings Ltd.	3,917,942	4,232
^	SIIC Environment Holdings Ltd.	9,075,480	4,185
	Frasers Centrepoint Ltd.	3,573,461	4,145
	Lippo Malls Indonesia Retail Trust	18,955,100	4,139
*,^ Tiger Airways Holdings Ltd.		12,167,237	3,949
	Religare Health Trust	5,883,100	3,894
	Keppel DC REIT	5,439,900	3,831
^	OUE Hospitality Trust	7,435,066	3,813
^	Far East Hospitality Trust	8,444,500	3,810
	Ascendas India Trust	6,635,800	3,737
	Croesus Retail Trust	6,392,700	3,641
*,^ Yoma Strategic Holdings Ltd.		11,269,747	3,568
	SPH REIT	5,505,400	3,563
^,2 ARA Asset Management Ltd.		4,821,700	3,517
	Soilbuild Business Space REIT	6,829,500	3,481
*,^ China Animal Healthcare Ltd.		4,917,000	3,286
	Silverlake Axis Ltd.	8,224,780	3,217
^	OUE Ltd.	2,571,100	2,982
	Sabana Shari'ah Compliant Industrial REIT	6,355,118	2,972
	Accordia Golf Trust	7,501,184	2,716
*	GL Ltd.	4,205,000	2,548
^	Sarine Technologies Ltd.	2,272,896	2,477
^	COSCO Corp. Singapore Ltd.	10,277,944	2,449
*,^ Perennial Real Estate Holdings Ltd.		3,924,545	2,335
^	Super Group Ltd. (Singapore Shares)	3,819,800	2,037
^	Hyflux Ltd.	5,177,100	1,775
^	OSIM International Ltd.	2,422,800	1,734
^	Midas Holdings Ltd.	9,120,700	1,642
*,^ China Everbright Water Ltd.		4,487,100	1,493
	CSE Global Ltd.	4,803,500	1,486
	Bumitama Agri Ltd.	2,855,200	1,364
	Boustead Singapore Ltd.	2,307,400	1,286
	Raffles Education Corp. Ltd.	6,971,098	1,173
	Indofood Agri Resources Ltd.	3,725,800	1,132
*,^ Gallant Venture Ltd.		5,963,400	924
	Keppel Telecommunications & Transportation Ltd.	877,700	877
*,^ Ezra Holdings Ltd.		20,298,532	823
*	Boustead Projects Ltd.	1,497,480	710
*	Ying Li International Real Estate Ltd.	7,541,800	701
*,^ Vard Holdings Ltd.		5,467,900	584
*,^ China Fishery Group Ltd.		9,033,000	482
*	GMG Global Ltd.	2,040,810	445
	Hi-P International Ltd.	1,418,000	407

^	Swiber Holdings Ltd.	2,070,000	269
			1,756,180
South Africa (1.4%)
	Naspers Ltd.	4,325,882	546,675
	MTN Group Ltd.	17,714,126	156,538
	Sasol Ltd.	5,581,012	146,817
*	Steinhoff International Holdings NV	25,655,199	123,227
	FirstRand Ltd.	30,545,538	86,654
	Standard Bank Group Ltd.	12,161,798	86,592
	Remgro Ltd.	4,847,857	76,878
	Bidvest Group Ltd.	3,245,244	74,943
	Sanlam Ltd.	17,669,758	65,066
	Aspen Pharmacare Holdings Ltd.	3,353,372	57,092
	Woolworths Holdings Ltd.	9,598,159	56,790
	Shoprite Holdings Ltd.	4,356,584	40,228
^	Mediclinic International Ltd.	4,945,588	37,606
	Growthpoint Properties Ltd.	25,024,753	36,087
*,^ AngloGold Ashanti Ltd.		4,047,449	34,946
^	Brait SE	3,330,115	34,708
	Netcare Ltd.	14,738,165	31,360
	Vodacom Group Ltd.	3,297,726	30,256
	Tiger Brands Ltd.	1,634,670	30,035
	Barclays Africa Group Ltd.	3,228,232	29,446
	Discovery Ltd.	3,264,317	26,612
	Gold Fields Ltd.	7,718,645	26,487
	Truworths International Ltd.	4,238,399	26,324
	Redefine Properties Ltd.	42,933,808	25,778
*	Sappi Ltd.	5,381,961	24,515
	Mr Price Group Ltd.	2,367,968	24,438
	RMB Holdings Ltd.	6,725,749	24,023
	Nedbank Group Ltd.	1,965,948	23,355
^	Life Healthcare Group Holdings Ltd.	10,053,807	22,208
	SPAR Group Ltd.	1,732,700	20,037
	Mondi Ltd.	1,196,281	19,795
*	Resilient REIT Ltd.	2,646,519	19,768
	Investec Ltd.	2,527,589	16,451
^	Capitec Bank Holdings Ltd.	530,060	16,143
^	Sibanye Gold Ltd.	7,233,857	16,102
	AVI Ltd.	3,187,663	15,994
	Hyprop Investments Ltd.	2,468,007	15,758
	Foschini Group Ltd.	1,938,843	15,131
	MMI Holdings Ltd.	10,284,603	14,733
*	Fortress Income Fund Ltd.	6,369,722	13,915
	Clicks Group Ltd.	2,465,652	13,506
	Imperial Holdings Ltd.	1,700,561	13,060
*,^ Impala Platinum Holdings Ltd.		6,029,335	12,596
	Telkom SA SOC Ltd.	3,067,320	12,424
	PSG Group Ltd.	955,695	11,001
	Pioneer Foods Group Ltd.	1,287,861	10,748
^	Coronation Fund Managers Ltd.	2,709,813	10,447
	Barloworld Ltd.	2,187,431	9,801
	EOH Holdings Ltd.	1,109,006	9,404
*	Anglo American Platinum Ltd.	618,445	9,088
	Pick n Pay Stores Ltd.	2,276,256	8,423
*	Super Group Ltd. (South Africa Shares)	3,356,406	8,250
	Liberty Holdings Ltd.	1,078,598	7,601
	Nampak Ltd.	5,895,677	7,290

	Tsogo Sun Holdings Ltd.	5,071,273	7,248
*,^ Harmony Gold Mining Co. Ltd.		3,852,900	7,078
	JSE Ltd.	851,374	6,937
*	Fortress Income Fund Ltd. Class A	7,509,223	6,883
*,^ Northam Platinum Ltd.		3,364,244	6,697
*	Attacq Ltd.	5,971,922	6,351
	Reunert Ltd.	1,551,881	6,278
	Vukile Property Fund Ltd.	6,370,151	6,184
	SA Corporate Real Estate Fund Nominees Pty Ltd.	22,415,032	6,154
	Tongaat Hulett Ltd.	1,092,202	6,137
	Massmart Holdings Ltd.	1,046,228	5,975
	AECI Ltd.	1,140,146	5,964
	Famous Brands Ltd.	739,600	5,423
^	Exxaro Resources Ltd.	1,305,516	5,052
	DataTec Ltd.	1,892,478	5,025
	KAP Industrial Holdings Ltd.	13,460,964	5,001
^	Omnia Holdings Ltd.	647,156	4,797
	Sun International Ltd.	950,561	4,683
	Distell Group Ltd.	462,667	4,620
	Emira Property Fund Ltd.	4,607,388	4,471
	Mpact Ltd.	1,593,314	4,285
	Pick n Pay Holdings Ltd.	2,526,330	3,950
	African Rainbow Minerals Ltd.	1,084,262	3,930
	PPC Ltd.	4,676,000	3,877
	Santam Ltd.	319,934	3,599
	Wilson Bayly Holmes-Ovcon Ltd.	515,329	3,490
	Cashbuild Ltd.	192,119	3,318
	City Lodge Hotels Ltd.	354,457	3,256
^	Grindrod Ltd.	5,092,766	3,182
	Alexander Forbes Group Holdings Ltd.	8,542,871	2,882
*	Curro Holdings Ltd.	1,065,441	2,858
	Zeder Investments Ltd.	9,314,606	2,808
	Illovo Sugar Ltd.	2,315,875	2,747
	Blue Label Telecoms Ltd.	3,497,608	2,710
	Peregrine Holdings Ltd.	1,570,986	2,706
	Astral Foods Ltd.	367,367	2,263
^	Lewis Group Ltd.	816,622	2,249
	Metair Investments Ltd.	1,359,962	2,016
	Hudaco Industries Ltd.	312,600	1,973
	Murray & Roberts Holdings Ltd.	3,889,860	1,943
	Adcock Ingram Holdings Ltd.	732,659	1,809
*	Consolidated Infrastructure Group Ltd.	987,530	1,677
^	Assore Ltd.	293,703	1,528
^	DRDGOLD Ltd.	5,186,810	1,455
^	Kumba Iron Ore Ltd.	560,291	1,236
	Clover Industries Ltd.	1,315,255	1,233
	Raubex Group Ltd.	1,255,674	1,110
	Oceana Group Ltd.	155,494	1,096
	Adcorp Holdings Ltd.	955,087	1,064
^	Invicta Holdings Ltd.	412,797	1,055
*,^ ArcelorMittal South Africa Ltd.		2,673,636	1,024
*	Royal Bafokeng Platinum Ltd.	571,223	1,020
*	Pinnacle Holdings Ltd.	1,517,876	980
	Group Five Ltd.	907,554	903
*	Aveng Ltd.	3,008,142	454
	Merafe Resources Ltd.	8,043,228	381
*	Adbee Rf Ltd.	4,031	7

*	Adcock Ingram Holdings Ltd. Warrants Exp. 7/26/2019	5,387	1
*	African Bank Investments Ltd.	7,766,579	—
			2,528,183
South Korea (3.3%)
	Samsung Electronics Co. Ltd.	1,016,630	983,542
	Samsung Electronics Co. Ltd. Preference Shares	197,438	166,096
	Hyundai Motor Co.	1,459,362	163,642
	Hyundai Mobis Co. Ltd.	664,673	144,401
	NAVER Corp.	269,970	142,347
	Shinhan Financial Group Co. Ltd.	3,842,517	124,201
	SK Hynix Inc.	5,351,724	123,523
	LG Chem Ltd.	439,974	110,095
	Amorepacific Corp.	317,820	108,329
	Kia Motors Corp.	2,603,128	98,835
	KT&G Corp.	1,116,629	96,705
	POSCO	624,205	93,561
	Samsung C&T Corp.	704,586	88,794
	Samsung Fire & Marine Insurance Co. Ltd.	342,851	85,582
	KB Financial Group Inc.	3,324,643	85,044
	Korea Electric Power Corp.	1,802,757	79,138
	LG Household & Health Care Ltd.	88,596	73,855
	Samsung Life Insurance Co. Ltd.	780,437	71,884
	SK Holdings Co. Ltd.	360,038	71,210
*,^ Celltrion Inc.		729,312	68,908
	SK Innovation Co. Ltd.	614,341	67,893
	LG Corp.	905,756	56,045
	Hana Financial Group Inc.	2,994,539	53,889
	Samsung SDS Co. Ltd.	287,301	53,542
	LG Electronics Inc.	1,080,457	52,679
	Samsung Electronics Co. Ltd. GDR	101,600	48,211
	Coway Co. Ltd.	536,449	44,145
	Samsung SDI Co. Ltd.	551,044	43,596
	SK Telecom Co. Ltd.	248,079	43,516
	LG Display Co. Ltd.	2,261,598	41,567
*,^ Hanmi Pharm Co. Ltd.		64,107	38,107
	Kangwon Land Inc.	1,078,213	37,242
	Korea Zinc Co. Ltd.	99,381	36,281
	AMOREPACIFIC Group	283,220	35,503
	NCSoft Corp.	179,652	35,367
*,^ Hyundai Heavy Industries Co. Ltd.		449,089	34,918
	Orion Corp.	39,673	34,276
	Lotte Chemical Corp.	147,360	34,273
*	Korea Electric Power Corp. ADR	1,550,068	33,791
	Korea Aerospace Industries Ltd.	549,605	32,818
	CJ Corp.	132,472	32,731
	Hyundai Glovis Co. Ltd.	186,288	31,979
^	Kakao Corp.	343,266	31,579
	Hyundai Motor Co. 2nd Preference Shares	362,296	30,762
	Hyundai Steel Co.	746,909	30,702
	Hankook Tire Co. Ltd.	745,824	29,086
	E-MART Inc.	209,068	28,707
	S-Oil Corp.	422,313	27,804
	Dongbu Insurance Co. Ltd.	468,277	26,598
	Samsung Electro-Mechanics Co. Ltd.	550,292	25,549
	Industrial Bank of Korea	2,633,623	25,481
	CJ CheilJedang Corp.	73,452	25,286
	Shinhan Financial Group Co. Ltd. ADR	745,471	23,810

	BNK Financial Group Inc.	3,119,932	23,582
	Hyundai Development Co-Engineering & Construction	615,613	23,395
	Hanssem Co. Ltd.	101,901	23,333
	Hyundai Engineering & Construction Co. Ltd.	729,866	22,515
	Woori Bank	2,962,849	21,900
	GS Holdings Corp.	510,314	21,601
	Hyosung Corp.	235,309	21,551
	Yuhan Corp.	76,117	21,286
	Lotte Shopping Co. Ltd.	106,279	21,142
	Amorepacific Corp. Preference Shares	105,593	20,440
	KCC Corp.	54,625	20,107
*,^ ViroMed Co. Ltd.		122,506	20,049
	Hyundai Motor Co. Preference Shares	228,531	18,618
	Samsung Securities Co. Ltd.	574,245	18,269
^	BGF retail Co. Ltd.	101,066	18,212
	Hanwha Chemical Corp.	820,825	18,059
	KEPCO Plant Service & Engineering Co. Ltd.	215,383	17,961
	Daelim Industrial Co. Ltd.	272,282	17,928
^	Hotel Shilla Co. Ltd.	326,202	17,869
	Medy-Tox Inc.	40,799	17,718
	LG Uplus Corp.	2,163,259	17,545
	S-1 Corp.	202,968	17,312
	Hyundai Marine & Fire Insurance Co. Ltd.	613,786	16,618
	Hyundai Department Store Co. Ltd.	154,936	16,601
*,^ Hanmi Science Co. ltd		120,423	16,071
	Korea Investment Holdings Co. Ltd.	389,100	15,223
	KT Corp.	653,991	15,079
^	Ottogi Corp.	12,620	14,928
	Hanwha Corp.	482,704	14,890
	Hanon Systems	1,658,530	14,834
	CJ E&M Corp.	190,955	14,766
	KB Financial Group Inc. ADR	576,516	14,505
^	CJ CGV Co. Ltd.	126,524	14,347
	Hyundai Wia Corp.	159,857	14,184
	LG Chem Ltd. Preference Shares	77,619	14,134
*	CJ Korea Express Corp.	72,531	13,342
^	Samsung Heavy Industries Co. Ltd.	1,477,855	13,020
^	Youngone Corp.	302,795	12,956
^	NongShim Co. Ltd.	32,068	12,536
^	SK Chemicals Co. Ltd.	185,538	12,507
	Shinsegae Co. Ltd.	69,107	12,312
	Daewoo Securities Co. Ltd.	1,822,971	12,131
	Cheil Worldwide Inc.	635,791	12,092
^	Korea Kolmar Co. Ltd.	139,445	11,885
	Hanwha Life Insurance Co. Ltd.	2,012,021	11,649
*,^ Com2uSCorp		100,491	11,467
	DGB Financial Group Inc.	1,522,704	11,391
^	Hyundai Greenfood Co. Ltd.	587,933	11,137
	Lotte Chilsung Beverage Co. Ltd.	6,109	11,124
	Green Cross Holdings Corp.	272,356	11,030
*,^ Komipharm International Co. Ltd.		306,082	10,526
	KB Insurance Co. Ltd.	420,703	10,475
	Samsung Card Co. Ltd.	328,570	10,470
*,^ Hanwha Techwin Co. Ltd.		377,612	10,292
	Woori Investment & Securities Co. Ltd.	1,272,779	10,261
	LG Household & Health Care Ltd. Preference Shares	21,313	10,248
	Korean Reinsurance Co.	914,024	10,151

^	LG Innotek Co. Ltd.	144,594	10,041
^	OCI Co. Ltd.	177,768	9,945
^	Green Cross Corp.	54,424	9,852
*,^ Daewoo Engineering & Construction Co. Ltd.		2,078,558	9,663
^	Mirae Asset Securities Co. Ltd.	606,098	9,623
^	Meritz Securities Co. Ltd.	3,105,689	9,603
	Mando Corp.	65,981	9,434
*,^ GS Engineering & Construction Corp.		438,328	9,359
^	Cosmax Inc.	59,078	9,336
	POSCO ADR	240,603	8,924
^	GS Retail Co. Ltd.	158,115	8,672
^	Eo Technics Co. Ltd.	82,080	8,638
^	Hansae Co. Ltd.	169,691	8,528
^	Kolon Industries Inc.	169,459	8,425
^	Samyang Holdings Corp.	56,604	8,403
^	Innocean Worldwide Inc.	117,230	8,246
^	Dongsuh Cos. Inc.	311,297	8,187
	Korea Gas Corp.	258,357	8,107
*,^ Kumho Tire Co. Inc.		1,542,195	8,076
^	Kolon Life Science Inc.	43,581	8,056
^	Chong Kun Dang Pharmaceutical Corp.	64,130	7,795
^	Fila Korea Ltd.	93,111	7,567
^	Kumho Petrochemical Co. Ltd.	176,731	7,527
*	Korean Air Lines Co. Ltd.	360,774	7,505
	Hyundai Securities Co. Ltd.	1,644,011	7,441
^	Hana Tour Service Inc.	88,918	7,299
^	Doosan Corp.	112,769	7,220
*,^ Osstem Implant Co. Ltd.		103,641	7,186
^	Hite Jinro Co. Ltd.	285,337	7,123
*	Ssangyong Cement Industrial Co. Ltd.	492,272	7,014
	SK Networks Co. Ltd.	1,528,582	6,997
^	Doosan Heavy Industries & Construction Co. Ltd.	491,300	6,964
^	Ilyang Pharmaceutical Co. Ltd.	133,305	6,904
*,^ LG Life Sciences Ltd.		112,700	6,603
*,^ iNtRON Biotechnology Inc.		116,798	6,530
*,^ NHN Entertainment Corp.		158,872	6,407
	LG International Corp.	246,353	6,404
^	Meritz Fire & Marine Insurance Co. Ltd.	510,442	6,389
^	Samlip General Foods Co. Ltd.	22,701	6,113
^	Lotte Food Co. Ltd.	7,692	6,095
^	LG Hausys Ltd.	60,900	6,050
	Daesang Corp.	188,330	6,000
*,^ Hyundai Mipo Dockyard Co. Ltd.		97,907	5,998
	Korea Electric Terminal Co. Ltd.	69,434	5,813
^	Paradise Co. Ltd.	465,089	5,812
^	LOTTE Himart Co. Ltd.	122,126	5,768
	Dong-A ST Co. Ltd.	42,735	5,731
	Daewoo International Corp.	438,591	5,692
*,^ Medipost Co. Ltd.		71,833	5,686
*,^ SM Entertainment Co.		155,909	5,670
^	Bukwang Pharmaceutical Co. Ltd.	202,094	5,459
	Hyundai Home Shopping Network Corp.	57,686	5,396
^	Samsung Fine Chemicals Co. Ltd.	169,151	5,354
	KIWOOM Securities Co. Ltd.	114,398	5,290
	LS Corp.	165,799	5,218
*,^ HLB Inc.		301,404	5,218
	S&T Motiv Co. Ltd.	73,191	5,177

^	Dong-A Socio Holdings Co. Ltd.	28,471	5,116
^	OCI Materials Co. Ltd.	54,242	5,068
	LS Industrial Systems Co. Ltd.	148,414	5,066
	SKC Co. Ltd.	194,390	5,063
^	Hanjin Transportation Co. Ltd.	114,845	5,001
^	InBody Co. Ltd.	108,926	4,972
^	Huons Co. Ltd.	72,294	4,969
*,^ Pan Ocean Co. Ltd.		1,916,661	4,921
^	Korea Petrochemical Ind Co. Ltd.	29,131	4,890
	KT Corp. ADR	392,610	4,837
*,^ GemVax & Kael Co. Ltd.		265,219	4,817
^	Amicogen Inc.	78,982	4,761
^	iMarketKorea Inc.	257,760	4,756
^	Seoul Semiconductor Co. Ltd.	360,934	4,721
*,^ Wonik IPS Co. Ltd.		523,485	4,662
	Taekwang Industrial Co. Ltd.	5,561	4,615
*,^ Seegene Inc.		142,365	4,607
	JB Financial Group Co. Ltd.	1,059,611	4,579
*,^ Chabiotech Co. Ltd.		355,010	4,547
	Handsome Co. Ltd.	131,497	4,478
*,^ Doosan Infracore Co. Ltd.		1,256,521	4,444
	Lotte Confectionery Co. Ltd.	2,195	4,431
	Daou Technology Inc.	257,390	4,428
	CJ O Shopping Co. Ltd.	28,498	4,284
^	Kwang Dong Pharmaceutical Co. Ltd.	406,595	4,232
^	Hansol Chemical Co. Ltd.	84,253	4,228
^	SFA Engineering Corp.	94,691	4,210
^	JW Pharmaceutical Corp.	119,764	4,202
	LG Electronics Inc. Preference Shares	162,525	4,187
*,^ Genexine Co. Ltd.		48,665	4,148
^	Poongsan Corp.	199,797	4,071
^	Halla Holdings Corp.	77,767	4,069
	Korea Real Estate Investment & Trust Co. Ltd.	1,520,541	4,017
^	Loen Entertainment Inc.	60,087	3,989
	GS Home Shopping Inc.	29,231	3,985
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	25,423	3,977
	Young Poong Corp.	4,971	3,961
	LF Corp.	181,345	3,936
^	Humedix Co. Ltd.	66,329	3,863
*,^ Hyundai Elevator Co. Ltd.		94,041	3,857
^	Dae Hwa Pharmaceutical Co. Ltd.	113,586	3,823
*,^ Binex Co. Ltd.		241,526	3,805
^	Hankook Tire Worldwide Co. Ltd.	252,964	3,758
*,^ Hanwha General Insurance Co. Ltd.		602,431	3,729
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,047,856	3,714
^	Lutronic Corp.	78,025	3,663
^	Dongwon F&B Co. Ltd.	11,353	3,636
^	Koh Young Technology Inc.	118,613	3,634
^	Binggrae Co. Ltd.	60,180	3,605
^	DuzonBizon Co. Ltd.	197,329	3,596
	Cell Biotech Co. Ltd.	61,966	3,551
^	Ahnlab Inc.	62,323	3,549
^	YG Entertainment Inc.	95,481	3,506
^	Hanjin Kal Corp.	265,844	3,499
*,^ Webzen Inc.		182,129	3,496
*,^ Hanjin Shipping Co. Ltd.		1,375,279	3,476
*,^ Samsung Engineering Co. Ltd Rights Exp. 2/12/12016		916,779	3,472

^	Korea Kolmar Holdings Co. Ltd.	69,979	3,462
^	Grand Korea Leisure Co. Ltd.	178,656	3,437
*	Asiana Airlines Inc.	894,153	3,427
^	Daewoong Pharmaceutical Co. Ltd.	47,435	3,410
^	Crown Confectionery Co. Ltd.	6,899	3,406
*,^ Muhak Co. Ltd.		132,854	3,393
*,^ Dongbu HiTek Co. Ltd.		292,020	3,391
^	Cuckoo Electronics Co. Ltd.	16,736	3,341
^	Partron Co. Ltd.	367,226	3,338
^	Interpark Holdings Corp.	365,309	3,311
	Daishin Securities Co. Ltd.	320,510	3,246
*,^ Hansol Technics Co. Ltd.		165,303	3,244
^	Huchems Fine Chemical Corp.	230,796	3,243
*,^ Gamevil Inc.		48,543	3,235
^	Hyundai Livart Furniture Co. Ltd.	98,051	3,190
^	Meritz Financial Group Inc.	308,079	3,183
	Hanil Cement Co. Ltd.	38,283	3,153
^	Nexen Tire Corp.	324,648	3,122
*,^ WeMade Entertainment Co. Ltd.		92,759	3,100
*,^ Sansung Life & Science Co. Ltd.		127,497	3,039
	Samyang Corp.	31,523	3,011
^	Chongkundang Holdings Corp.	30,813	3,004
*,^ i-SENS Inc.		93,040	3,003
^	Dongwon Industries Co. Ltd.	13,425	2,949
	Youngone Holdings Co. Ltd.	50,532	2,922
^	KEPCO Engineering & Construction Co. Inc.	118,886	2,903
^	KONA I Co. Ltd.	122,760	2,890
*,^ Samsung Engineering Co. Ltd.		271,625	2,888
*,^ COSON Co. Ltd.		153,542	2,824
^	LEENO Industrial Inc.	85,874	2,787
^	Maeil Dairy Industry Co. Ltd.	80,998	2,773
^	IS Dongseo Co. Ltd.	88,962	2,770
^	Cosmax BTI Inc	44,704	2,761
^	Hancom Inc.	145,529	2,727
^	Namyang Dairy Products Co. Ltd.	4,287	2,719
^	Soulbrain Co. Ltd.	84,928	2,699
*,^ Seobu T&D		157,192	2,646
	Hansol Paper Co. Ltd.	148,602	2,643
	Tongyang Life Insurance Co. Ltd.	305,739	2,613
	CJ CheilJedang Corp. Preference Shares	12,365	2,585
*,^ Dongkuk Steel Mill Co. Ltd.		594,043	2,556
*	Mirae Asset Life Insurance Co. Ltd.	669,419	2,524
^	Seah Besteel Corp.	118,383	2,509
^	KH Vatec Co. Ltd.	150,882	2,444
^	Daeduck Electronics Co.	365,585	2,414
^	Hankook Shell Oil Co. Ltd.	5,918	2,392
*,^ Agabang&Company		241,830	2,362
*,^ Jusung Engineering Co. Ltd.		354,378	2,358
^	Kolon Corp.	37,442	2,331
*,^ Hyundai Rotem Co. Ltd.		227,211	2,318
	Sungwoo Hitech Co. Ltd.	333,390	2,307
*,^ Naturalendo Tech Co. Ltd.		149,510	2,292
^	Kolao Holdings	273,773	2,279
*,^ Kumho Industrial Co. Ltd.		245,386	2,267
	Daekyo Co. Ltd.	296,959	2,265
	NS Shopping Co. Ltd.	14,371	2,215
*	Green Cross Cell Corp.	52,836	2,204

	S&T Dynamics Co. Ltd.	209,545	2,201
*,^ Pharmicell Co. Ltd.		556,953	2,181
^	JW Holdings Corp.	283,044	2,170
	SL Corp.	147,249	2,162
	Humax Co. Ltd.	169,909	2,140
^	SK Gas Ltd.	35,054	2,131
*,^ Ssangyong Motor Co.		387,471	2,129
^	Able C&C Co. Ltd.	106,834	2,129
*,^ SK Securities Co. Ltd.		2,389,407	2,128
^	Samchully Co. Ltd.	26,712	2,065
^	Posco ICT Co. Ltd.	538,013	2,063
	KISWIRE Ltd.	68,614	2,051
*,^ Yuanta Securities Korea Co. Ltd.		766,959	2,017
*,^ Coreana Cosmetics Co. Ltd.		218,017	2,011
^	Silicon Works Co. Ltd.	83,618	1,967
*,^ Hyundai Merchant Marine Co. Ltd.		814,167	1,955
	POSCO Chemtech Co. Ltd.	194,082	1,931
*,^ Woongjin Thinkbig Co. Ltd.		192,387	1,929
^	Lumens Co. Ltd.	422,640	1,843
^	AK Holdings Inc.	46,192	1,823
^	Lock&Lock Co. Ltd.	168,449	1,820
*,^ Neowiz Games Corp.		133,677	1,819
*,^ China Ocean Resources Co. Ltd.		682,504	1,740
*,^ Hansol Holdings Co. Ltd.		274,222	1,698
	GOLFZON Co. Ltd.	25,818	1,684
*,^ Foosung Co. Ltd.		466,581	1,665
*	Taeyoung Engineering & Construction Co. Ltd.	404,962	1,629
	KT Skylife Co. Ltd.	128,521	1,616
*,^ Korea Line Corp.		108,932	1,575
*,^ Samsung Pharmaceutical Co. Ltd.		209,973	1,538
	Namhae Chemical Corp.	187,528	1,475
^	Kwangju Bank	237,006	1,475
	E1 Corp.	31,509	1,459
	Dae Han Flour Mills Co. Ltd.	9,506	1,459
*,^ Hanjin Heavy Industries & Construction Co. Ltd.		533,031	1,449
^	SBS Media Holdings Co. Ltd.	476,113	1,407
^	Daeduck GDS Co. Ltd.	175,573	1,407
^	Hyundai Corp.	67,597	1,390
	Hanwha Investment & Securities Co. Ltd.	473,855	1,385
^	Sindoh Co. Ltd.	33,229	1,376
*	Duk San Neolux Co. Ltd.	58,842	1,374
	CJ Hellovision Co. Ltd.	135,274	1,363
*,^ Duksan Hi-Metal Co. Ltd.		171,965	1,320
	KISCO Corp.	42,331	1,316
^	Sung Kwang Bend Co. Ltd.	177,420	1,309
^	Seoyon E-Hwa Co. Ltd.	108,434	1,302
*,^ STS Semiconductor & Telecommunications		658,727	1,253
	Daishin Securities Co. Ltd. Preference Shares	203,122	1,226
^	SeAH Steel Corp.	28,037	1,182
^	Eusu Holdings Co. Ltd.	198,139	1,150
*,^ Hyundai C&F Inc.		46,503	1,125
*,^ Eugene Investment & Securities Co. Ltd.		554,674	1,120
*,^ Insun ENT Co. Ltd.		215,005	1,116
	Kyobo Securities Co. Ltd.	138,958	1,034
*,^ CUROCOM Co. Ltd.		684,385	1,031
^	Seoyon Co. Ltd.	100,897	988
	SK Telecom Co. Ltd. ADR	48,960	965

	Youlchon Chemical Co. Ltd.	98,735	939
	DY Corp.	195,100	936
*	Taewoong Co. Ltd.	80,848	928
^	GOLFZONYUWONHOLDINGS Co. Ltd.	123,732	837
*,^ KTB Investment & Securities Co. Ltd.		438,100	825
	MegaStudy Co. Ltd.	25,036	809
	INTOPS Co. Ltd.	48,799	802
^	TK Corp.	112,418	796
*,^ 3S Korea Co. Ltd.		372,085	764
	Sam Young Electronics Co. Ltd.	76,835	718
	Hitejinro Holdings Co. Ltd.	46,396	619
	Dongbu Securities Co. Ltd.	204,672	602
*	Kumho Electric Co. Ltd.	55,850	577
*,^ ICD Co. Ltd.		84,626	511
^	Iljin Display Co. Ltd.	126,642	504
*,^ NEPES Corp.		106,422	498
*	MegaStudyEdu Co. Ltd.	10,224	497
*,^ Interflex Co. Ltd.		54,703	488
*,^ Doosan Engine Co. Ltd.		181,734	391
^	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	100,460	373
*,^ SK Communications Co. Ltd.		124,203	371
^	EG Corp.	31,339	278
*,^ Taihan Electric Wire Co. Ltd.		105,490	273
	DY POWER Corp.	32,850	145
*	CNK International Co. Ltd.	259,916	67
*	Tera Resource Co. Ltd.	209,223	8
			6,019,656
Spain (2.2%)
	Banco Santander SA	141,942,581	608,288
	Telefonica SA	42,697,463	450,652
	Banco Bilbao Vizcaya Argentaria SA	64,120,475	412,719
	Iberdrola SA	56,880,403	399,829
	Industria de Diseno Textil SA	10,675,668	351,330
	Amadeus IT Holding SA	4,259,686	173,961
*	Repsol SA	10,707,694	111,023
*	Ferrovial SA	4,788,010	104,919
	Red Electrica Corp. SA	1,090,442	88,287
*	Banco de Sabadell SA	46,544,644	84,243
	CaixaBank SA	25,874,714	78,615
	Abertis Infraestructuras SA	4,955,986	73,837
*,2 Aena SA		652,384	72,639
*,^ Grifols SA		3,338,456	69,678
	Enagas SA	2,279,633	66,306
	Endesa SA	3,205,269	62,052
	Gas Natural SDG SA	3,109,563	61,085
	Bankinter SA	6,934,993	48,395
	Bankia SA	46,623,571	46,397
*	ACS Actividades de Construccion y Servicios SA	1,771,888	45,016
	Banco Popular Espanol SA	15,866,857	42,872
	Gamesa Corp. Tecnologica SA	2,252,566	42,097
*	Grifols SA Preference Shares	2,582,015	38,075
	Merlin Properties Socimi SA	3,262,571	37,889
	Distribuidora Internacional de Alimentacion SA	6,034,417	32,528
	Viscofan SA	470,542	28,204
2	Cellnex Telecom SAU	1,390,042	23,956
^	Bolsas y Mercados Espanoles SHMSF SA	774,059	23,255
	Mapfre SA	10,313,405	23,167

	Acciona SA	262,495	20,166
	Zardoya Otis SA	1,843,932	19,426
	Mediaset Espana Comunicacion SA	1,940,428	18,871
	Ebro Foods SA	865,029	16,954
*	Inmobiliaria Colonial SA	21,299,896	14,269
	Grupo Catalana Occidente SA	449,280	13,791
*,^ Acerinox SA		1,424,553	12,848
	Almirall SA	621,563	12,000
*,^ Indra Sistemas SA		1,142,609	11,297
*,2 Euskaltel SA		959,704	11,167
	Banco Santander SA BDR	2,701,820	11,094
^	Tecnicas Reunidas SA	316,403	10,543
*,^ Fomento de Construcciones y Contratas SA		1,361,523	10,270
	Prosegur Cia de Seguridad SA	2,135,770	9,581
^	Melia Hotels International SA	853,653	9,322
*,^ NH Hotel Group SA		2,114,725	8,786
^	Obrascon Huarte Lain SA	1,550,248	8,295
*	Hispania Activos Inmobiliarios SA	661,856	8,231
	Applus Services SA	986,842	8,055
	Cia de Distribucion Integral Logista Holdings SA	362,237	7,552
	Faes Farma SA	2,538,705	7,441
	Corp Financiera Alba SA	170,101	6,728
	CIE Automotive SA	411,465	6,000
	Atresmedia Corp. de Medios de Comunicacion SA	520,032	4,935
^	Construcciones y Auxiliar de Ferrocarriles SA	18,196	4,830
^	Sacyr SA	2,854,007	4,814
	Ence Energia y Celulosa SA	1,293,363	4,125
*	Pharma Mar SA	1,614,782	4,101
*	Liberbank SA	2,850,951	3,948
^	Promotora de Informaciones SA	479,585	2,490
	Banco Santander SA ADR	582,178	2,439
	Papeles y Cartones de Europa SA	445,631	2,355
^	Abengoa SA Class B	7,693,476	1,551
^	Duro Felguera SA	749,830	973
*	Deoleo SA	2,884,888	733
^	Tubacex SA	333,164	602
*,^ Let's GOWEX SA		155,449	—
*	Pescanova SA	63,151	—
			4,001,897
Sweden (2.2%)
	Nordea Bank AB	32,002,712	322,258
	Hennes & Mauritz AB Class B	9,565,561	313,245
	Telefonaktiebolaget LM Ericsson Class B	30,049,372	266,913
	Swedbank AB Class A	10,527,622	220,794
*	Assa Abloy AB Class B	9,475,124	200,827
*	Svenska Handelsbanken AB Class A	14,503,142	182,484
	Svenska Cellulosa AB SCA Class B	5,845,033	173,233
	Investor AB Class B	4,562,558	152,834
	Volvo AB Class B	15,575,539	141,470
	Skandinaviska Enskilda Banken AB Class A	14,661,517	141,315
	Atlas Copco AB Class A	6,245,496	133,696
	TeliaSonera AB	26,235,864	123,912
	Sandvik AB	10,857,614	90,860
	Hexagon AB Class B	2,585,755	86,226
	Atlas Copco AB Class B	3,929,616	80,257
	Skanska AB Class B	3,632,056	70,075
	Swedish Match AB	1,929,393	68,634

	SKF AB	4,192,584	63,944
	Alfa Laval AB	3,161,862	54,514
	Investment AB Kinnevik	2,065,868	53,294
	Electrolux AB Class B	2,249,295	48,995
	Securitas AB Class B	3,091,606	45,571
	Trelleborg AB Class B	2,446,830	42,234
	Getinge AB	1,847,835	40,701
	Boliden AB	2,753,446	38,308
	Industrivarden AB Class A	1,940,392	33,570
*	Lundin Petroleum AB	2,164,249	31,117
	Meda AB Class A	2,751,984	29,616
*,^ Fingerprint Cards AB Class B		522,069	28,252
	NCC AB Class B	816,949	27,735
^	ICA Gruppen AB	768,479	27,179
^	Elekta AB Class B	3,585,208	26,737
	Industrivarden AB	1,663,130	26,340
	Tele2 AB	3,134,079	26,061
	BillerudKorsnas AB	1,550,295	24,704
	Castellum AB	1,646,290	24,544
	Husqvarna AB	3,762,384	23,898
*	Hexpol AB	2,471,241	21,929
*	Fastighets AB Balder	938,735	20,975
	Fabege AB	1,330,958	20,634
*	Swedish Orphan Biovitrum AB	1,618,449	20,485
*	Betsson AB	1,238,537	19,798
*	Axfood AB	1,061,562	18,574
	Loomis AB Class B	604,034	17,989
	AAK AB	256,917	16,724
	Nibe Industrier AB Class B	570,922	16,498
	Indutrade AB	308,201	16,408
*	NetEnt AB	312,222	15,615
	Hufvudstaden AB Class A	1,113,387	15,342
	Modern Times Group MTG AB Class B	545,447	14,467
	Holmen AB	501,715	14,379
*	Wallenstam AB	2,003,486	14,272
	JM AB	499,686	13,761
	L E Lundbergforetagen AB Class B	259,619	13,291
	Wihlborgs Fastigheter AB	663,403	12,745
	Saab AB Class B	421,394	12,720
	Kungsleden AB	1,847,501	12,355
	Peab AB	1,622,517	12,320
	Intrum Justitia AB	369,856	12,256
	Com Hem Holding AB	1,378,942	11,653
	Ratos AB	1,996,513	10,705
*	Lifco AB Class B	462,486	10,287
	Avanza Bank Holding AB	269,814	10,178
*,^ Sweco AB Class B		627,126	9,223
2	Thule Group AB	712,561	8,503
	AF AB	528,266	8,330
*	Pandox AB	533,713	8,315
	Hemfosa Fastigheter AB	818,905	8,092
	Nobia AB	707,414	7,903
	Atrium Ljungberg AB	438,131	6,336
^	Melker Schorling AB	103,343	5,714
*	SSAB AB Class A	2,275,602	5,489
*	Svenska Handelsbanken AB Class B	344,395	4,498
	Klovern AB Preference Shares	140,046	4,452

^	Lindab International AB	599,903	4,332
	Concentric AB	420,645	4,274
	SAS AB Preference Shares	67,304	4,196
*,^ SAS AB		1,411,185	4,060
	Bure Equity AB	543,344	4,052
	Haldex AB	455,714	3,941
	Clas Ohlson AB	234,920	3,895
*	SSAB AB Class B	1,743,260	3,662
	Klovern AB	3,577,216	3,571
*	Collector AB	233,165	3,415
	Rezidor Hotel Group AB	977,274	3,342
	Investment AB Oresund	137,628	3,325
	Axis Communications AB	79,221	3,158
	Mekonomen AB	146,146	2,984
	Nordnet AB	712,684	2,841
	SkiStar AB	192,230	2,603
	Fastighets AB Balder Preference Shares	68,487	2,423
	Sagax AB Preference Shares	526,791	1,890
	Ratos AB Preference Shares	7,396	1,614
	Hemfosa Fastigheter AB Preference Shares	87,129	1,490
	NCC AB Class A	36,875	1,247
			4,025,877
Switzerland (6.2%)
	Nestle SA	31,577,089	2,326,361
	Roche Holding AG	7,217,665	1,869,551
	Novartis AG	21,499,731	1,665,658
	UBS Group AG	35,412,575	585,199
	ABB Ltd.	20,135,835	347,948
	Syngenta AG	924,268	340,330
	Credit Suisse Group AG	18,976,268	336,172
	Cie Financiere Richemont SA	5,145,402	334,430
	Zurich Insurance Group AG	1,501,559	332,844
	Swiss Re AG	3,447,821	320,945
	Givaudan SA	92,987	174,135
	Geberit AG	379,601	134,557
	Actelion Ltd.	992,030	130,729
	Swisscom AG	229,818	114,317
	LafargeHolcim Ltd.	2,679,995	112,798
^	Swatch Group AG (Bearer)	305,538	104,497
	SGS SA	51,527	100,140
	Adecco SA	1,625,102	99,765
	Julius Baer Group Ltd.	2,195,914	93,210
	Swiss Life Holding AG	323,350	82,423
	Lonza Group AG	522,524	80,050
	Sika AG	21,170	75,760
	Chocoladefabriken Lindt & Sprungli AG Registered Shares	1,029	71,069
	Partners Group Holding AG	191,231	68,968
	Galenica AG	49,297	68,877
	Schindler Holding AG	447,142	68,524
	Kuehne & Nagel International AG	508,951	67,360
	Sonova Holding AG	524,915	63,051
*	LafargeHolcim Ltd.	1,401,547	59,436
	Baloise Holding AG	473,387	58,030
	Chocoladefabriken Lindt & Sprungli AG Participation Certificates	9,819	57,536
*	Dufry AG	483,322	52,408
	Swiss Prime Site AG	638,472	51,096
	Clariant AG	2,729,202	44,566

^	Transocean Ltd.	3,505,722	36,767
	Roche Holding AG (Bearer)	139,423	35,871
	Aryzta AG (Switzerland Shares)	761,087	34,822
	PSP Swiss Property AG	402,830	34,327
	Schindler Holding AG (Registered)	209,476	32,371
	Swatch Group AG (Registered)	486,724	32,302
	Helvetia Holding AG	60,419	31,486
	EMS-Chemie Holding AG	72,864	30,584
	Georg Fischer AG	41,485	27,416
^	BB Biotech AG	113,581	26,392
	Straumann Holding AG	78,360	23,792
	Logitech International SA	1,443,774	22,909
	Flughafen Zuerich AG	30,705	22,639
	GAM Holding AG	1,595,215	22,286
	Barry Callebaut AG	19,187	21,965
*,2 Sunrise Communications Group AG		343,083	20,213
	dorma&kaba Holding AG	30,977	19,136
	Temenos Group AG	377,073	18,328
	Valiant Holding AG	160,777	17,544
	Banque Cantonale Vaudoise	28,998	17,507
	Cembra Money Bank AG	287,592	17,304
	DKSH Holding AG	272,890	16,803
	Pargesa Holding SA	286,886	16,720
	Tecan Group AG	114,851	16,585
	ams AG	573,812	15,845
	OC Oerlikon Corp. AG	1,717,352	15,328
^	Panalpina Welttransport Holding AG	139,671	13,558
	Forbo Holding AG	12,587	13,359
	Bucher Industries AG	65,064	13,341
	Mobimo Holding AG	62,343	13,162
	Allreal Holding AG	97,265	12,828
^	Leonteq AG	96,711	12,033
^	Sulzer AG	128,562	11,725
	U-Blox AG	57,138	11,525
	Belimo Holding AG	4,719	10,701
	SFS Group AG	162,514	10,558
	Autoneum Holding AG	46,451	10,134
	Burckhardt Compression Holding AG	31,994	9,988
	Emmi AG	21,368	9,858
	Gategroup Holding AG	266,143	9,838
	Kuoni Reisen Holding AG	28,603	8,903
	Rieter Holding AG	45,630	8,458
	St. Galler Kantonalbank AG	23,208	8,228
	Schweiter Technologies AG	9,365	7,699
*	Cosmo Pharmaceuticals SA	49,845	7,318
	VZ Holding AG	26,258	7,026
	Implenia AG	140,304	6,884
	Daetwyler Holding AG	48,697	6,217
	Huber & Suhner AG	146,403	6,189
	Ascom Holding AG	363,656	5,805
	Conzzeta AG	9,454	5,702
	EFG International AG	653,213	5,695
	Vontobel Holding AG	132,119	5,566
	Valora Holding AG	26,931	5,546
*,^ Meyer Burger Technology AG		938,040	5,409
	Kudelski SA	348,550	4,786
	Ypsomed Holding AG	32,884	4,584

	Siegfried Holding AG	24,856	4,581
*	Bell AG	1,211	4,252
*	APG SGA SA	10,858	4,222
*	AFG Arbonia-Forster Holding AG	420,463	4,065
^	BKW AG	97,844	3,576
	Aryzta AG (Ireland Shares)	76,275	3,488
*	Zehnder Group AG	92,151	3,246
*,^ Basilea Pharmaceutica AG		42,017	3,098
	Vetropack Holding AG	2,115	2,931
^	Alpiq Holding AG	27,994	2,878
^	Swissquote Group Holding SA	96,200	2,472
*	Schmolz & Bickenbach AG	4,680,906	2,247
*	Plazza AG	8,314	1,611
	Bachem Holding AG	25,275	1,285
*,^ Orascom Development Holding AG		99,193	866
			11,437,423
Taiwan (2.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	222,514,063	958,130
	Hon Hai Precision Industry Co. Ltd.	140,076,786	329,546
	Formosa Plastics Corp.	49,499,091	115,116
	Nan Ya Plastics Corp.	57,697,907	100,968
	MediaTek Inc.	14,739,807	95,867
	Formosa Chemicals & Fibre Corp.	44,323,645	95,658
	Chunghwa Telecom Co. Ltd.	29,398,456	91,085
	Delta Electronics Inc.	21,515,999	91,069
	Cathay Financial Holding Co. Ltd.	79,863,012	87,221
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,789,072	84,686
	Uni-President Enterprises Corp.	48,669,204	81,387
	Fubon Financial Holding Co. Ltd.	73,363,018	81,001
	CTBC Financial Holding Co. Ltd.	169,350,588	79,543
	Largan Precision Co. Ltd.	1,012,376	72,662
	Mega Financial Holding Co. Ltd.	108,951,695	69,465
	China Steel Corp.	125,471,848	67,073
	Asustek Computer Inc.	7,112,168	57,659
	Catcher Technology Co. Ltd.	7,435,800	55,325
	Taiwan Mobile Co. Ltd.	16,958,400	51,024
	Advanced Semiconductor Engineering Inc.	46,511,201	49,961
	Formosa Petrochemical Corp.	19,190,950	47,499
	Pegatron Corp.	19,530,639	44,631
	Hotai Motor Co. Ltd.	4,125,000	42,473
	Quanta Computer Inc.	26,587,950	42,380
	First Financial Holding Co. Ltd.	91,386,031	41,713
	E.Sun Financial Holding Co. Ltd.	75,973,053	39,432
	President Chain Store Corp.	5,627,146	37,210
	United Microelectronics Corp.	93,652,175	36,493
	China Development Financial Holding Corp.	143,128,856	34,222
	Pou Chen Corp.	26,709,517	33,433
	Taiwan Cooperative Financial Holding Co. Ltd.	80,095,973	33,299
	Hua Nan Financial Holdings Co. Ltd.	74,432,349	33,215
	Far EasTone Telecommunications Co. Ltd.	16,000,000	33,068
	Yuanta Financial Holding Co. Ltd.	103,661,975	32,190
	Far Eastern New Century Corp.	40,374,806	28,877
	Cheng Shin Rubber Industry Co. Ltd.	18,666,828	28,846
	Eclat Textile Co. Ltd.	1,970,011	28,071
	Innolux Corp.	98,030,024	28,018
^	Chunghwa Telecom Co. Ltd. ADR	899,818	28,002
	Taishin Financial Holding Co. Ltd.	84,624,407	27,499

Chang Hwa Commercial Bank Ltd.	54,108,975	27,116
Taiwan Cement Corp.	32,268,700	25,958
SinoPac Financial Holdings Co. Ltd.	96,258,058	25,883
Compal Electronics Inc.	42,758,689	24,901
Novatek Microelectronics Corp.	5,773,275	24,204
China Life Insurance Co. Ltd.	33,470,020	23,772
Inventec Corp.	30,994,315	23,249
Lite-On Technology Corp.	21,736,383	23,127
Foxconn Technology Co. Ltd.	11,115,762	21,533
Siliconware Precision Industries Co. Ltd.	13,856,123	21,458
Advantech Co. Ltd.	3,432,851	20,620
* Inotera Memories Inc.	23,728,002	20,451
Giant Manufacturing Co. Ltd.	2,816,319	18,597
Asia Cement Corp.	23,508,567	18,492
HTC Corp.	7,433,792	17,781
Advanced Semiconductor Engineering Inc. ADR	3,311,751	17,718
Chailease Holding Co. Ltd.	10,615,410	16,929
Feng TAY Enterprise Co. Ltd.	2,982,121	16,040
Shin Kong Financial Holding Co. Ltd.	77,964,258	14,968
Powertech Technology Inc.	7,122,955	14,959
Wistron Corp.	25,741,573	14,627
WPG Holdings Ltd.	14,995,553	14,600
AU Optronics Corp.	56,026,640	14,570
Teco Electric and Machinery Co. Ltd.	18,395,000	14,441
Hermes Microvision Inc.	567,509	14,056
Siliconware Precision Industries Co. Ltd. ADR	1,712,970	13,138
Vanguard International Semiconductor Corp.	9,028,000	12,961
Chicony Electronics Co. Ltd.	5,873,847	12,197
Synnex Technology International Corp.	12,878,463	12,114
Ruentex Development Co. Ltd.	10,459,758	12,102
Phison Electronics Corp.	1,654,510	12,037
Realtek Semiconductor Corp.	4,716,215	11,734
Ruentex Industries Ltd.	6,985,340	11,475
Makalot Industrial Co. Ltd.	1,695,918	11,453
Merida Industry Co. Ltd.	2,481,440	10,975
United Microelectronics Corp. ADR	5,509,070	10,798
* Acer Inc.	29,968,682	10,400
* Eva Airways Corp.	19,624,178	10,333
Highwealth Construction Corp.	10,650,860	9,891
Taiwan Fertilizer Co. Ltd.	7,577,000	9,597
Yageo Corp.	6,068,407	9,579
Zhen Ding Technology Holding Ltd.	4,505,355	9,578
* Taiwan Business Bank	39,136,370	9,458
Standard Foods Corp.	3,927,063	9,427
* China Airlines Ltd.	27,255,646	9,279
Win Semiconductors Corp.	5,782,005	9,215
Formosa Taffeta Co. Ltd.	10,243,000	9,139
Kenda Rubber Industrial Co. Ltd.	6,352,132	9,038
St. Shine Optical Co. Ltd.	465,000	9,029
Radiant Opto-Electronics Corp.	4,521,948	8,840
Simplo Technology Co. Ltd.	2,904,443	8,790
Epistar Corp.	10,294,760	8,760
Chipbond Technology Corp.	6,100,000	8,650
Micro-Star International Co. Ltd.	6,755,000	8,571
Tripod Technology Corp.	5,101,023	8,422
AU Optronics Corp. ADR	3,289,742	8,356
King Slide Works Co. Ltd.	635,000	8,252

eMemory Technology Inc.	701,000	8,164
Hiwin Technologies Corp.	2,166,366	8,000
Hota Industrial Manufacturing Co. Ltd.	1,900,000	7,986
Eternal Materials Co. Ltd.	8,096,001	7,876
Yulon Motor Co. Ltd.	8,753,015	7,789
Taiwan Secom Co. Ltd.	2,777,920	7,754
Transcend Information Inc.	2,793,363	7,567
CTCI Corp.	6,769,000	7,503
King Yuan Electronics Co. Ltd.	11,071,000	7,379
TTY Biopharm Co. Ltd.	2,080,780	7,324
* Winbond Electronics Corp.	27,065,000	7,217
* Walsin Lihwa Corp.	33,387,000	7,175
* Asia Pacific Telecom Co. Ltd.	20,706,848	7,051
Chroma ATE Inc.	3,512,800	6,975
Tung Thih Electronic Co. Ltd.	615,000	6,958
PChome Online Inc.	760,262	6,895
Airtac International Group	1,441,580	6,870
Voltronic Power Technology Corp.	440,358	6,851
Everlight Electronics Co. Ltd.	4,087,497	6,839
Poya International Co. Ltd.	737,384	6,791
Wistron NeWeb Corp.	2,632,581	6,709
Tong Yang Industry Co. Ltd.	4,674,126	6,493
Compeq Manufacturing Co. Ltd.	11,258,000	6,482
Sino-American Silicon Products Inc.	5,055,428	6,473
King's Town Bank Co. Ltd.	10,138,000	6,416
FLEXium Interconnect Inc.	2,569,257	6,191
* LCY Chemical Corp.	6,719,288	6,176
Taiwan Paiho Ltd.	2,413,300	6,037
Clevo Co.	6,339,796	6,022
Cub Elecparts Inc.	504,531	5,801
Evergreen Marine Corp. Taiwan Ltd.	16,465,438	5,771
* Ta Chong Bank Ltd.	14,911,511	5,771
* China Petrochemical Development Corp.	24,032,647	5,762
Kinsus Interconnect Technology Corp.	2,731,000	5,741
Capital Securities Corp.	21,901,175	5,733
Waterland Financial Holdings Co. Ltd.	25,749,000	5,605
Taichung Commercial Bank Co. Ltd.	20,273,680	5,601
Ginko International Co. Ltd.	468,800	5,567
* Nan Kang Rubber Tire Co. Ltd.	6,770,209	5,551
Parade Technologies Ltd.	689,805	5,493
Sercomm Corp.	2,241,000	5,491
Casetek Holdings Ltd.	1,044,000	5,417
Unimicron Technology Corp.	13,481,750	5,413
Far Eastern Department Stores Ltd.	10,749,977	5,402
Grape King Bio Ltd.	983,000	5,393
TPK Holding Co. Ltd.	2,584,695	5,344
Accton Technology Corp.	5,181,800	5,322
Elan Microelectronics Corp.	4,142,000	5,288
Chin-Poon Industrial Co. Ltd.	3,330,000	5,268
Richtek Technology Corp.	894,591	5,175
Far Eastern International Bank	18,507,478	5,165
Chlitina Holding Ltd.	520,300	5,129
Silergy Corp.	403,000	5,128
TSRC Corp.	7,156,626	5,112
Feng Hsin Steel Co. Ltd.	4,505,000	5,056
Cheng Uei Precision Industry Co. Ltd.	3,926,485	5,031
Nanya Technology Corp.	4,181,773	5,022

Shin Zu Shing Co. Ltd.	1,342,000	5,014
Gigabyte Technology Co. Ltd.	4,740,000	4,908
Elite Material Co. Ltd.	2,783,965	4,841
China Steel Chemical Corp.	1,488,000	4,825
Neo Solar Power Corp.	7,330,831	4,816
Gigasolar Materials Corp.	235,600	4,779
* Motech Industries Inc.	3,810,100	4,651
* Taiwan Glass Industry Corp.	12,836,747	4,614
* Yeong Guan Energy Technology Group Co. Ltd.	727,000	4,594
Wan Hai Lines Ltd.	8,613,325	4,592
Yungtay Engineering Co. Ltd.	3,501,000	4,565
Firich Enterprises Co. Ltd.	1,899,614	4,563
Tainan Spinning Co. Ltd.	11,097,404	4,534
Depo Auto Parts Ind Co. Ltd.	1,302,000	4,460
Oriental Union Chemical Corp.	7,606,700	4,437
* Sanyang Motor Co. Ltd.	6,921,540	4,411
Jih Sun Financial Holdings Co. Ltd.	21,188,891	4,337
* Ennoconn Corp.	400,000	4,276
China Motor Corp.	6,704,000	4,258
* Macronix International	35,500,878	4,201
Grand Pacific Petrochemical	8,922,000	4,148
Qisda Corp.	13,638,880	4,133
Formosa International Hotels Corp.	629,422	4,089
WT Microelectronics Co. Ltd.	3,900,260	4,058
* General Interface Solution Holding Ltd.	1,487,000	4,050
Tung Ho Steel Enterprise Corp.	7,923,842	4,015
Mercuries Life Insurance Co. Ltd.	7,674,481	4,011
Coretronic Corp.	5,095,000	4,004
Cleanaway Co. Ltd.	800,000	3,982
Mitac Holdings Corp.	5,848,997	3,966
Visual Photonics Epitaxy Co. Ltd.	2,575,750	3,957
PharmaEngine Inc.	562,000	3,908
Taiwan Hon Chuan Enterprise Co. Ltd.	2,880,496	3,897
ScinoPharm Taiwan Ltd.	2,576,050	3,897
Sporton International Inc.	637,465	3,837
YFY Inc.	12,573,515	3,823
* E Ink Holdings Inc.	8,797,000	3,817
* Kinpo Electronics	12,614,000	3,759
Shinkong Synthetic Fibers Corp.	14,378,451	3,735
Gourmet Master Co. Ltd.	551,000	3,681
* Gintech Energy Corp.	3,783,904	3,674
Huaku Development Co. Ltd.	2,302,087	3,667
Sinbon Electronics Co. Ltd.	1,972,000	3,665
Primax Electronics Ltd.	3,046,000	3,521
Farglory Land Development Co. Ltd.	3,558,815	3,488
Flytech Technology Co. Ltd.	1,145,919	3,482
* Bizlink Holding Inc.	717,000	3,471
Lien Hwa Industrial Corp.	6,127,677	3,455
* Yang Ming Marine Transport Corp.	14,452,553	3,447
San Shing Fastech Corp.	1,788,014	3,435
China Synthetic Rubber Corp.	4,947,850	3,420
Great Wall Enterprise Co. Ltd.	5,635,920	3,394
Lung Yen Life Service Corp.	1,951,000	3,373
Cathay Real Estate Development Co. Ltd.	8,630,000	3,358
China Bills Finance Corp.	9,772,000	3,354
Taiwan Shin Kong Security Co. Ltd.	2,895,950	3,346
AmTRAN Technology Co. Ltd.	7,173,716	3,314

* Tatung Co. Ltd.	21,090,738	3,298
USI Corp.	8,441,105	3,278
Xxentria Technology Materials Corp.	1,261,224	3,270
Ton Yi Industrial Corp.	7,385,850	3,267
Advanced Wireless Semiconductor Co.	1,354,000	3,263
Namchow Chemical Industrial Co. Ltd.	1,773,000	3,236
* Swancor Ind Co. Ltd.	675,000	3,231
Sitronix Technology Corp.	1,076,000	3,195
TA Chen Stainless Pipe	7,333,410	3,175
Ardentec Corp.	4,861,473	3,172
Advanced Ceramic X Corp.	543,000	3,163
Walsin Technology Corp.	5,572,394	3,158
Prince Housing & Development Corp.	11,328,559	3,146
* HannStar Display Corp.	24,585,060	3,109
Goldsun Building Materials Co. Ltd.	13,455,830	3,105
Zinwell Corp.	1,839,000	3,093
President Securities Corp.	8,094,926	3,067
AcBel Polytech Inc.	4,237,000	3,064
Greatek Electronics Inc.	2,951,000	3,052
Elite Advanced Laser Corp.	794,400	3,044
U-Ming Marine Transport Corp.	4,079,000	3,029
* TWi Pharmaceuticals Inc.	626,000	3,004
Tong Hsing Electronic Industries Ltd.	1,385,259	2,932
* Gigastorage Corp.	3,004,096	2,926
* Center Laboratories Inc.	1,467,000	2,918
YungShin Global Holding Corp.	2,047,850	2,903
Cheng Loong Corp.	8,850,600	2,899
Adlink Technology Inc.	1,387,614	2,898
Merry Electronics Co. Ltd.	1,713,976	2,896
MIN AIK Technology Co. Ltd.	1,897,000	2,852
* Microbio Co. Ltd.	3,776,907	2,832
Taiwan FamilyMart Co. Ltd.	466,000	2,814
Faraday Technology Corp.	2,088,666	2,797
* China Man-Made Fiber Corp.	11,270,000	2,771
* Taiwan Styrene Monomer	5,395,342	2,759
TXC Corp.	2,597,979	2,741
Taiwan Acceptance Corp.	1,286,000	2,661
United Integrated Services Co. Ltd.	2,033,000	2,632
Taiwan TEA Corp.	6,384,000	2,620
Test Research Inc.	1,903,503	2,614
Wowprime Corp.	616,015	2,580
Lotes Co. Ltd.	692,000	2,532
Masterlink Securities Corp.	9,497,664	2,523
Brogent Technologies Inc.	302,642	2,501
XPEC Entertainment Inc.	1,107,871	2,499
International Games System Co. Ltd.	543,000	2,492
BES Engineering Corp.	13,135,000	2,445
Everlight Chemical Industrial Corp.	3,942,537	2,434
CyberTAN Technology Inc.	3,765,000	2,415
Toung Loong Textile Manufacturing	851,000	2,389
* Orient Semiconductor Electronics Ltd.	7,153,000	2,389
A-DATA Technology Co. Ltd.	2,230,087	2,364
Aten International Co. Ltd.	1,153,000	2,363
Taiwan PCB Techvest Co. Ltd.	2,502,153	2,361
Pixart Imaging Inc.	1,039,711	2,352
Long Bon International Co. Ltd.	4,288,000	2,344
Posiflex Technology Inc.	491,895	2,340

Test Rite International Co. Ltd.	3,900,314	2,331
Ambassador Hotel	2,904,000	2,322
* Medigen Biotechnology Corp.	1,091,032	2,318
Yieh Phui Enterprise Co. Ltd.	10,583,613	2,317
IEI Integration Corp.	1,928,694	2,317
Nan Liu Enterprise Co. Ltd.	509,000	2,297
Taiwan Semiconductor Co. Ltd.	2,331,000	2,292
FocalTech Systems Co. Ltd.	2,684,098	2,290
Lealea Enterprise Co. Ltd.	8,532,197	2,283
Taiwan Cogeneration Corp.	3,269,550	2,272
* Taigen Biopharmaceuticals Holdings Ltd.	2,669,000	2,266
Taiwan Surface Mounting Technology Corp.	2,708,118	2,264
Chong Hong Construction Co. Ltd.	1,752,416	2,256
Mercuries & Associates Holding Ltd.	3,891,641	2,253
Formosan Rubber Group Inc.	4,348,000	2,224
Zeng Hsing Industrial Co. Ltd.	519,000	2,223
UPC Technology Corp.	8,409,767	2,213
Topco Scientific Co. Ltd.	1,375,553	2,206
Wah Lee Industrial Corp.	1,691,000	2,202
Nan Ya Printed Circuit Board Corp.	2,223,059	2,200
Universal Cement Corp.	3,537,738	2,172
* Wei Chuan Foods Corp.	4,083,000	2,164
Radium Life Tech Co. Ltd.	7,008,865	2,158
Great China Metal Industry	2,587,000	2,151
Pihsiang Machinery Manufacturing Co. Ltd.	1,021,000	2,148
Getac Technology Corp.	3,535,000	2,146
Systex Corp.	1,383,000	2,136
* Asia Optical Co. Inc.	2,276,000	2,128
Holtek Semiconductor Inc.	1,432,000	2,124
Gloria Material Technology Corp.	4,107,824	2,090
* Ritek Corp.	25,850,000	2,081
Sigurd Microelectronics Corp.	3,278,000	2,076
ITEQ Corp.	2,909,140	2,071
Taiwan Land Development Corp.	6,633,725	2,061
Asia Vital Components Co. Ltd.	2,395,148	2,026
* D-Link Corp.	6,473,204	2,022
* Continental Holdings Corp.	6,848,900	1,974
ALI Corp.	2,722,000	1,967
Basso Industry Corp.	1,006,200	1,962
* Green Energy Technology Inc.	2,937,405	1,943
Soft-World International Corp.	925,620	1,941
Dynapack International Technology Corp.	1,387,000	1,930
Career Technology MFG. Co. Ltd.	2,931,000	1,921
China Metal Products	2,519,243	1,913
Lextar Electronics Corp.	3,988,000	1,907
Elite Semiconductor Memory Technology Inc.	2,275,000	1,902
Hung Sheng Construction Ltd.	4,494,000	1,889
Long Chen Paper Co. Ltd.	6,213,613	1,867
Yulon Nissan Motor Co. Ltd.	260,179	1,854
Federal Corp.	4,119,777	1,849
WUS Printed Circuit Co. Ltd.	2,314,000	1,825
* Taiwan Liposome Co. Ltd.	434,000	1,789
* Lotus Pharmaceutical Co. Ltd.	889,000	1,749
Topkey Corp.	532,000	1,744
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	807,000	1,742
* Ho Tung Chemical Corp.	8,264,250	1,713
Solar Applied Materials Technology Co.	3,129,740	1,708

Holy Stone Enterprise Co. Ltd.	1,748,500	1,705
Sincere Navigation Corp.	2,899,000	1,701
Chimei Materials Technology Corp.	2,944,000	1,694
Evergreen International Storage & Transport Corp.	4,325,000	1,690
Rechi Precision Co. Ltd.	2,312,596	1,685
KEE TAI Properties Co. Ltd.	3,940,740	1,669
Asia Polymer Corp.	3,073,515	1,668
Vivotek Inc.	680,006	1,666
* CMC Magnetics Corp.	16,953,364	1,661
Sinyi Realty Inc.	2,123,238	1,660
Pan Jit International Inc.	4,084,000	1,648
China General Plastics Corp.	3,898,920	1,642
Syncmold Enterprise Corp.	1,180,000	1,638
* Li Peng Enterprise Co. Ltd.	6,820,615	1,628
Chung-Hsin Electric & Machinery Manufacturing Corp.	3,136,250	1,601
* Shining Building Business Co. Ltd.	5,637,518	1,598
OptoTech Corp.	5,260,000	1,582
Kinik Co.	1,048,000	1,577
Rich Development Co. Ltd.	5,945,000	1,563
YC INOX Co. Ltd.	2,727,000	1,562
CSBC Corp. Taiwan	3,472,100	1,553
Green Seal Holding Ltd.	462,900	1,552
Tong-Tai Machine & Tool Co. Ltd.	2,171,218	1,543
CHC Healthcare Group	902,489	1,524
Unitech Printed Circuit Board Corp.	4,332,248	1,513
Kindom Construction Corp.	3,577,000	1,508
Altek Corp.	1,930,353	1,507
* Wafer Works Corp.	4,276,674	1,506
* HannsTouch Solution Inc.	5,691,559	1,502
Kuoyang Construction Co. Ltd.	4,746,696	1,498
China Chemical & Pharmaceutical Co. Ltd.	2,591,000	1,493
Sampo Corp.	4,249,000	1,480
Senao International Co. Ltd.	1,234,000	1,479
Taiflex Scientific Co. Ltd.	1,337,852	1,461
Etron Technology Inc.	3,765,000	1,451
TYC Brother Industrial Co. Ltd.	2,020,000	1,445
Kuo Toong International Co. Ltd.	1,635,708	1,431
Johnson Health Tech Co. Ltd.	945,110	1,423
Unity Opto Technology Co. Ltd.	2,503,409	1,401
Global Unichip Corp.	717,000	1,398
Taiyen Biotech Co. Ltd.	1,419,979	1,393
Elitegroup Computer Systems Co. Ltd.	2,349,441	1,393
Lite-On Semiconductor Corp.	1,988,439	1,385
Alpha Networks Inc.	2,916,000	1,385
Unizyx Holding Corp.	3,418,000	1,364
GeoVision Inc.	623,907	1,340
Sunplus Technology Co. Ltd.	3,961,000	1,321
Nien Hsing Textile Co. Ltd.	2,027,468	1,313
Infortrend Technology Inc.	2,506,000	1,307
Darwin Precisions Corp.	5,074,000	1,301
Sonix Technology Co. Ltd.	1,211,000	1,297
Ichia Technologies Inc.	2,709,000	1,268
Taiwan Fire & Marine Insurance Co. Ltd.	2,014,000	1,267
* Concord Securities Co. Ltd.	6,034,219	1,261
Gemtek Technology Corp.	2,165,564	1,261
* E-Ton Solar Tech Co. Ltd.	3,627,096	1,238
Solartech Energy Corp.	2,193,364	1,233

Microlife Corp.	475,400	1,226
Pan-International Industrial Corp.	3,285,991	1,196
* Genius Electronic Optical Co. Ltd.	732,363	1,191
Weltrend Semiconductor	2,064,500	1,188
Global Mixed Mode Technology Inc.	673,000	1,175
Tyntek Corp.	2,669,438	1,164
* Chung Hung Steel Corp.	7,362,240	1,139
Hung Poo Real Estate Development Corp.	1,838,946	1,130
Jess-Link Products Co. Ltd.	1,330,458	1,101
Darfon Electronics Corp.	2,082,000	1,085
Ability Enterprise Co. Ltd.	1,812,249	1,073
* AGV Products Corp.	4,329,265	1,048
King's Town Construction Co. Ltd.	1,882,771	1,041
* LES Enphants Co. Ltd.	2,209,461	1,027
Cyberlink Corp.	495,578	1,016
Chung Hwa Pulp Corp.	3,674,712	1,012
Taiwan Sanyo Electric Co. Ltd.	1,391,750	994
* Silicon Integrated Systems Corp.	4,581,000	940
Chun Yuan Steel	3,514,653	934
Chia Hsin Cement Corp.	3,188,112	864
Bank of Kaohsiung Co. Ltd.	3,297,639	856
Aerospace Industrial Development Corp.	741,942	855
Quanta Storage Inc.	1,227,000	839
Huang Hsiang Construction Corp.	1,358,000	826
Sunrex Technology Corp.	1,834,738	809
Globe Union Industrial Corp.	1,874,625	799
ITE Technology Inc.	971,625	798
* Gold Circuit Electronics Ltd.	2,844,000	774
Jentech Precision Industrial Co. Ltd.	611,354	753
Lingsen Precision Industries Ltd.	3,034,000	749
* G Tech Optoelectronics Corp.	2,160,334	742
Phihong Technology Co. Ltd.	2,131,000	737
L&K Engineering Co. Ltd.	1,203,000	677
Hsin Kuang Steel Co. Ltd.	1,833,000	676
* Dynamic Electronics Co. Ltd.	2,299,000	635
ENG Electric Co. Ltd.	1,207,483	634
ACES Electronic Co. Ltd.	693,000	620
* China Electric Manufacturing Corp.	2,735,000	596
FSP Technology Inc.	897,071	569
Tsann Kuen Enterprise Co. Ltd.	930,000	569
* Eastern Media International Corp.	2,917,195	568
* Champion Building Materials Co. Ltd.	2,765,000	555
Young Optics Inc.	527,000	539
Shih Wei Navigation Co. Ltd.	1,455,772	499
* Ta Ya Electric Wire & Cable	3,772,950	491
* Microelectronics Technology Inc.	1,313,000	488
Chinese Maritime Transport Ltd.	732,000	447
Taiwan Mask Corp.	1,546,000	442
* Chinese Gamer International Corp.	352,000	415
* Genesis Photonics Inc.	1,683,931	409
KYE Systems Corp.	1,281,155	373
Sheng Yu Steel Co. Ltd.	715,000	363
Advanced International Multitech Co. Ltd.	650,000	357
* Global Brands Manufacture Ltd.	1,714,462	343
Silitech Technology Corp.	619,405	331
First Steamship Co. Ltd.	1,219,000	317
Taiwan Navigation Co. Ltd.	747,000	281

* Eclat Textile Co. Ltd. Rights Exp. 02/16/2016	43,657	198
* Tatung Co. Ltd. GDR	38,879	121
* Forest Water Environment Engineering Co. Ltd.	22,667	37
* Wafer Works Corp. Rights Exp. 1/19/2016	267,868	2
* Taigen Biopharmaceuticals Holdings Ltd. Rights Exp. 2/18/2016	61,289	1
* ProMOS Technologies Inc.	5,975,000	—
		5,221,340
Thailand (0.5%)
* PTT PCL	6,209,400	41,555
* Siam Commercial Bank PCL (Local)	11,281,600	41,425
Kasikornbank PCL (Foreign)	8,418,200	40,448
Siam Cement PCL (Foreign)	3,006,600	36,597
Advanced Info Service PCL (Foreign)	6,120,100	29,132
* Advanced Info Service PCL (Local)	5,791,292	27,566
* CP ALL PCL (Local)	23,050,200	26,444
CP ALL PCL (Foreign)	21,481,570	24,645
Intouch Holdings PCL	15,329,600	24,207
Airports of Thailand PCL (Foreign)	2,205,300	23,457
* Airports of Thailand PCL	2,122,500	22,577
* Bumrungrad Hospital PCL	3,610,700	22,361
* OBI Pharma Inc.	1,208,000	21,975
Big C Supercenter PCL	3,473,700	21,844
Bangkok Bank PCL (Foreign)	4,758,200	20,579
* PTT Global Chemical PCL (Local)	12,264,400	18,680
* Central Pattana PCL	13,581,186	17,107
* Minor International PCL	17,472,680	16,628
Siam Commercial Bank PCL (Foreign)	4,402,600	16,166
* Kasikornbank PCL	3,382,600	16,158
PTT PCL (Foreign)	2,366,115	15,835
* Bangkok Dusit Medical Services PCL (Local)	23,140,000	14,308
* True Corp. PCL	64,332,900	12,903
* PTT Exploration and Production PCL (Local)	7,705,400	12,491
* Charoen Pokphand Foods PCL	22,646,000	12,463
* Electricity Generating PCL	2,415,300	11,295
* Delta Electronics Thailand PCL	4,898,800	10,947
* Digital Telecommunications Infrastructure Fund	29,329,800	10,436
PTT Exploration & Production PCL (Foreign)	6,426,169	10,417
* Krung Thai Bank PCL	20,190,500	9,904
Bangkok Dusit Medical Services PCL (Foreign)	15,919,000	9,843
BTS Group Holdings PCL ADR	41,556,800	9,503
* Land & Houses PCL	35,668,000	8,839
* IRPC PCL	71,847,900	8,639
* BTS Rail Mass Transit Growth Infrastructure Fund	28,782,224	8,297
TMB Bank PCL (Foreign)	112,734,300	8,201
* TMB Bank PCL	108,300,200	7,879
Thai Oil PCL (Foreign)	4,176,800	7,581
* Thai Oil PCL	4,086,000	7,416
Krung Thai Bank PCL (Foreign)	14,913,137	7,315
Total Access Communication PCL	7,327,600	6,930
PTT Global Chemical PCL (Foreign)	4,225,236	6,435
* BEC World PCL	7,609,500	6,432
* Jasmine Broadband Internet Infrastructure Fund	26,172,600	6,416
* Indorama Ventures PCL (Local)	10,371,300	6,168
* KCE Electronics PCL	2,849,900	6,115
* Srisawad Power 1979 PCL	4,496,924	5,964
* Bangkok Expressway & Metro PCL	39,474,281	5,910
* Central Plaza Hotel PCL	5,307,100	5,903

* Thanachart Capital PCL	5,543,000	5,880
* Tipco Asphalt PCL	5,919,700	5,553
* Thai Union Frozen Products PCL (Foreign)	10,402,800	5,390
* Siam City Cement PCL (Local)	692,317	5,382
Glow Energy PCL (Foreign)	2,486,345	5,359
* Thai Union Group PCL	10,289,800	5,331
* Robinson Department Store PCL	4,893,200	5,311
* Bangkok Airways Co. Ltd.	7,492,500	5,158
Bangkok Life Assurance PCL (NVDR)	3,764,120	5,003
Ratchaburi Electricity Generating Holding PCL	3,578,100	4,999
* Sino-Thai Engineering & Construction PCL	7,858,242	4,773
* Tisco Financial Group PCL	3,903,820	4,633
Charoen Pokphand Foods PCL (Foreign)	8,304,300	4,570
* Superblock PCL	130,526,300	4,257
* Muangthai Leasing PCL	7,093,400	4,104
* Glow Energy PCL	1,817,900	3,919
* Bangkok Land PCL	96,722,100	3,893
Home Product Center PCL (Foreign)	20,294,238	3,885
* Gunkul Engineering PCL	5,632,025	3,775
* Major Cineplex Group PCL	4,792,056	3,767
BTS Group Holdings PCL	16,254,048	3,718
* Chularat Hospital PCL	54,635,860	3,718
* Home Product Center PCL (Local)	19,404,147	3,715
* Berli Jucker PCL	3,878,800	3,650
* Banpu PCL (Local)	7,591,100	3,602
* Siam Global House PCL (Local)	14,017,575	3,547
* Hana Microelectronics PCL	4,052,500	3,490
* PTG Energy PCL	8,879,000	3,487
IRPC PCL (Foreign)	28,064,000	3,375
* Krungthai Card PCL	1,336,900	3,277
* Thaicom PCL	4,211,900	3,169
* Supalai PCL	6,067,700	3,105
* TPI Polene PCL	47,759,400	3,016
* momo.com Inc.	465,000	2,971
* CH Karnchang PCL	4,056,800	2,948
* Dynasty Ceramic PCL	23,245,100	2,805
* True Corp. PCL	13,467,523	2,701
* Carabao Group PCL	2,572,000	2,654
* Bangchak Petroleum PCL	3,190,400	2,632
* Pruksa Real Estate PCL (Local)	3,669,700	2,602
* Thai Vegetable Oil PCL	3,916,304	2,521
* VGI Global Media PCL (Local)	23,173,192	2,505
Indorama Ventures PCL (Foreign)	4,205,648	2,501
* Samart Corp. PCL	4,643,700	2,497
* SPCG PCL	4,305,700	2,465
* Bangkok Expressway & Metro PCL	16,239,220	2,431
* LPN Development PCL	5,873,100	2,430
* TTW PCL	7,840,700	2,221
* Kiatnakin Bank PCL (Local)	1,902,600	2,125
* U City PCL	2,506,493,731	2,104
* CK Power PCL	34,584,000	2,022
BEC World PCL (Foreign)	2,370,905	2,004
Kiatnakin Bank PCL (Foreign)	1,775,743	1,983
TTW PCL (Foreign)	6,920,300	1,960
Pruksa Real Estate PCL (Foreign)	2,710,500	1,922
* Amata Corp. PCL	5,510,800	1,910
* Quality Houses PCL (Local)	30,631,550	1,886

* Thai Reinsurance PCL	24,207,590	1,834
* Italian-Thai Development PCL (Local)	9,271,700	1,814
Hana Microelectronics PCL (Foreign)	2,059,900	1,774
* Sri Trang Agro-Industry PCL	5,726,400	1,676
WHA Corp. PCL	21,886,088	1,650
* GFPT PCL	4,810,500	1,649
* TICON Industrial Connection PCL	4,996,500	1,627
* Jasmine International PCL	18,407,000	1,617
* Sansiri PCL (Local)	37,638,900	1,600
* Italian-Thai Development PCL (Foreign)	7,424,785	1,452
* Inter Far East Energy Corp.	8,114,400	1,446
* Esso Thailand PCL	10,500,100	1,440
Bangkok Chain Hospital PCL (Foreign)	5,881,825	1,363
Jasmine International PCL (Foreign)	15,089,900	1,325
* Bangkok Chain Hospital PCL (Local)	5,443,000	1,262
Banpu PCL	2,537,400	1,204
Thoresen Thai Agencies PCL (Foreign)	5,418,772	1,177
* Cal-Comp Electronics Thailand PCL	11,334,197	1,100
WHA Corp. PCL (Foreign)	14,165,950	1,068
VGI Global Media PCL (Foreign)	8,894,080	962
Quality Houses PCL (Foreign)	14,903,018	918
* AP Thailand PCL	5,710,400	893
* Univentures PCL (Local)	4,861,300	823
* Thai Airways International PCL (Foreign)	3,415,800	795
Univentures PCL (Foreign)	4,060,200	688
Asian Property Development PCL (Foreign)	4,332,944	678
Sansiri PCL (Foreign)	14,838,699	631
* Precious Shipping PCL	4,499,600	623
* Maybank Kim Eng Securities Thailand PCL	924,100	599
Siam Global House PCL (Foreign)	2,329,227	589
* Thai Airways International PCL	2,488,200	579
* Bangkok Life Assurance PCL	402,900	536
* Thoresen Thai Agencies PCL (Local)	2,263,500	492
Samart Corp. PCL (Foreign)	810,500	436
* Precious Shipping PCL (Foreign)	1,518,350	210
* Sahaviriya Steel Industries PCL	96,407,100	108
* CK Power PCL Foreign Line Warrants Exp. 5/28/2020	6,341,340	73
* Minor International Warrants Exp. 11/03/2017	487,890	59
* Amata Corp. PCL	220,432	58
* WHA Corp. PCL Warrants Exp. 12/31/2019	201,600	39
* Indorama Ventures PCL Warrants Exp. 8/24/2017	853,604	32
* Indorama Ventures Warrants Exp. 8/24/2018	656,618	25
* G J Steel PCL Warrants Exp. 01/30/2020	9,920,670	—
* Sansiri PLC Warrants Exp. 7/29/2017	7,803,235	—
* Jasmine International PCL Warrants Exp. 6/25/2025	7,397,009	—
* Jasmine International PCL Warrants Exp. 06/25/2020	5,737,892	—
* BTS Group Holdings PCL Warrants Exp. 10/16/2018	5,418,016	—
* Italian-Thai Development PCL (Foreign) Warrants Exp. 5/13/2019	1,484,957	—
* VGI Global Media PCL Warrants	1,154,924	—
* VGI Global Media PCL Foreign Warrants	1,111,760	—
* Italian-Thai Development PCL Warrants Exp. 5/13/2019	1,038,000	—
* Thoresen Thai Agencies PCL Warrants Exp. 2/28/2019	701,670	—
* Samart Corp. PCL Warrants Exp. 2/11/2018	661,060	—
G Steel PCL	14	—
* Srisawad Power 1979 PCL Warrants Exp. 11/30/2017	126,432	—
* Precious Shipping PCL Warrants	151,835	—

* Loxley PCL Warrants Exp. 03/20/2016	32,585	—
		1,005,871
Turkey (0.3%)
Turkiye Garanti Bankasi AS	21,163,573	53,482
Akbank TAS	20,595,213	50,330
BIM Birlesik Magazalar AS	2,280,468	38,596
* Tupras Turkiye Petrol Rafinerileri AS	1,245,202	31,653
Turkcell Iletisim Hizmetleri AS	7,971,292	28,434
KOC Holding AS	6,398,500	25,682
Haci Omer Sabanci Holding AS (Bearer)	8,312,198	24,142
Turkiye Halk Bankasi AS	6,239,942	21,598
Turkiye Is Bankasi	13,730,288	21,562
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	19,861,120	17,394
Eregli Demir ve Celik Fabrikalari TAS	13,717,863	14,400
* Turk Hava Yollari AO	5,548,418	13,778
Turkiye Vakiflar Bankasi TAO	10,654,201	13,656
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,001,574	12,411
Yapi ve Kredi Bankasi AS	8,772,922	11,059
Ulker Biskuvi Sanayi AS	1,559,658	9,979
Turk Telekomunikasyon AS	5,277,640	9,668
Arcelik AS	1,790,874	9,355
TAV Havalimanlari Holding AS	1,509,217	8,956
Tofas Turk Otomobil Fabrikasi AS	1,248,298	8,633
Ford Otomotiv Sanayi AS	705,596	7,727
Enka Insaat ve Sanayi AS	5,171,199	7,700
Coca-Cola Icecek AS	687,475	7,638
* Petkim Petrokimya Holding AS	5,721,540	6,762
Turkiye Sise ve Cam Fabrikalari AS	5,566,231	5,648
Aselsan Elektronik Sanayi Ve Ticaret AS	804,961	4,939
Turkiye Sinai Kalkinma Bankasi AS	7,588,084	3,782
Turk Traktor ve Ziraat Makineleri AS	125,041	3,074
Dogus Otomotiv Servis ve Ticaret AS	785,520	2,900
Akfen Holding AS	615,569	2,712
Otokar Otomotiv Ve Savunma Sanayi A.S.	82,771	2,698
Cimsa Cimento Sanayi VE Ticaret AS	501,673	2,448
Aygaz AS	676,479	2,313
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	6,149,253	2,279
Aksa Akrilik Kimya Sanayii AS	612,254	2,136
* Sekerbank TAS	3,910,573	2,031
* Pegasus Hava Tasimaciligi AS	330,088	1,865
Koza Altin Isletmeleri AS	425,840	1,814
* Migros Ticaret AS	333,197	1,807
Is Gayrimenkul Yatirim Ortakligi AS	3,129,982	1,796
Tekfen Holding AS	1,373,367	1,795
* Aksa Enerji Uretim AS Class B	2,077,512	1,673
Yazicilar Holding AS Class A	423,622	1,643
Trakya Cam Sanayii AS	2,806,324	1,601
* Asya Katilim Bankasi AS	8,315,291	1,599
Akcansa Cimento AS	356,996	1,593
Aksigorta AS	2,752,835	1,494
* Dogan Sirketler Grubu Holding AS	7,924,256	1,453
* NET Holding AS	1,318,073	1,444
* Vestel Elektronik Sanayi ve Ticaret AS	810,300	1,423
Gubre Fabrikalari TAS	749,675	1,420
* Zorlu Enerji Elektrik Uretim AS	2,421,219	1,265
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,199,323	1,230
* Soda Sanayii AS	778,715	1,221

* Koza Anadolu Metal Madencilik Isletmeleri AS	3,242,273	1,219
Anadolu Hayat Emeklilik AS	625,252	1,166
Albaraka Turk Katilim Bankasi AS	2,368,957	1,155
Bagfas Bandirma Gubre Fabrikalari AS	245,050	1,094
* Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	2,887,343	1,088
Bizim Toptan Satis Magazalari AS	226,412	1,004
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	1,971,097	923
Konya Cimento Sanayii AS	8,327	905
* Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	359,999	894
* Afyon Cimento Sanayi TAS	444,721	891
Torunlar Gayrimenkul Yatirim Ortakligi AS	642,034	773
Adana Cimento Sanayii TAS Class A	289,679	577
* Vakif Gayrimenkul Yatirim Ortakligi AS	754,801	563
Alarko Holding AS	409,805	505
* Anadolu Cam Sanayii AS	830,940	480
* Akenerji Elektrik Uretim AS	1,321,807	403
Turcas Petrol AS	724,518	356
* Ihlas Holding AS	3,143,110	244
		533,931
United Arab Emirates (0.1%)
Emaar Properties PJSC	35,326,234	47,567
First Gulf Bank PJSC	11,330,998	31,044
Abu Dhabi Commercial Bank PJSC	18,093,374	29,950
DP World Ltd.	1,653,170	29,179
Aldar Properties PJSC	31,590,237	18,934
Dubai Islamic Bank PJSC	10,017,469	15,758
* Emaar Malls Group PJSC	20,994,863	13,091
DAMAC Properties Dubai Co. PJSC	17,361,778	10,960
Union National Bank PJSC	11,449,806	10,610
Air Arabia PJSC	24,688,518	7,768
* Dubai Parks & Resorts PJSC	25,315,196	7,488
* Arabtec Holding PJSC	22,803,403	7,429
Al Waha Capital PJSC	9,742,549	5,250
Dubai Financial Market PJSC	16,540,646	5,172
* Dana Gas PJSC	34,444,523	4,195
Dubai Investments PJSC	8,143,944	3,740
Agthia Group PJSC	1,601,728	3,064
* Amanat Holdings PJSC	12,547,052	2,686
Union Properties PJSC	11,726,213	2,010
* Deyaar Development PJSC	14,105,150	1,687
* Eshraq Properties Co. PJSC	11,478,105	1,585
RAK Properties PJSC	11,015,932	1,413
National Central Cooling Co. PJSC	3,772,345	1,011
* Drake & Scull International PJSC	10,774,405	968
Aramex PJSC	733,646	578
		263,137
United Kingdom (14.4%)
HSBC Holdings plc	196,759,585	1,387,659
British American Tobacco plc	18,793,030	1,047,219
GlaxoSmithKline plc	49,016,341	1,009,765
BP plc	183,870,452	992,946
Vodafone Group plc	267,843,521	860,948
Royal Dutch Shell plc Class A	37,937,888	828,777
AstraZeneca plc	12,722,990	819,245
Diageo plc	25,393,800	683,644
Lloyds Banking Group plc	645,309,792	604,567

BT Group plc	84,379,435	587,251
SABMiller plc	9,531,213	570,759
Reckitt Benckiser Group plc	6,409,459	570,067
National Grid plc	38,029,986	535,796
Unilever plc	12,163,550	534,771
Royal Dutch Shell plc Class B	24,476,026	533,285
Imperial Tobacco Group plc	9,713,316	525,937
BG Group plc	34,312,650	519,250
Prudential plc	25,726,289	505,426
Barclays plc	168,848,791	451,820
Shire plc	5,930,074	332,632
Rio Tinto plc	12,384,760	303,698
Compass Group plc	16,606,111	285,791
WPP plc	13,061,318	284,053
Aviva plc	40,771,519	281,193
BAE Systems plc	31,888,465	235,844
Legal & General Group plc	59,895,509	209,056
BHP Billiton plc	21,306,385	206,889
SSE plc	9,960,859	206,683
* Tesco plc	81,968,855	203,950
ARM Holdings plc	14,236,991	203,097
CRH plc (Dublin Shares)	7,581,005	201,084
RELX NV	11,288,815	198,622
Standard Chartered plc	27,086,588	182,727
Experian plc	9,807,200	167,301
Sky plc	10,563,513	163,446
Associated British Foods plc	3,515,076	158,579
Glencore plc	117,594,579	151,615
Smith & Nephew plc	9,038,252	150,558
Centrica plc	50,946,936	149,485
Rolls-Royce Holdings plc	18,559,866	147,636
Next plc	1,484,305	147,120
ITV plc	37,742,413	144,285
Wolseley plc	2,626,688	130,302
Land Securities Group plc	7,942,672	124,568
Old Mutual plc	49,291,082	120,254
* Royal Bank of Scotland Group plc	32,715,707	118,440
Capita plc	6,675,224	112,363
London Stock Exchange Group plc	3,142,974	111,291
Kingfisher plc	23,562,461	110,264
British Land Co. plc	10,309,329	109,212
Whitbread plc	1,836,979	105,278
Standard Life plc	19,677,878	102,815
Marks & Spencer Group plc	16,572,383	100,627
Sage Group plc	10,881,120	96,996
United Utilities Group plc	6,877,200	94,092
Pearson plc	8,217,786	92,775
Carnival plc	1,836,571	91,617
Taylor Wimpey plc	32,608,935	89,915
Persimmon plc	3,076,600	89,773
Bunzl plc	3,339,189	89,332
Barratt Developments plc	10,021,890	85,965
International Consolidated Airlines Group SA (London Shares)	10,255,867	79,306
InterContinental Hotels Group plc	2,381,338	78,257
Burberry Group plc	4,459,047	76,415
Severn Trent plc	2,397,256	75,229
Direct Line Insurance Group plc	13,879,969	74,557

St. James's Place plc	5,205,409	71,269
Inmarsat plc	4,511,593	71,033
GKN plc	17,287,462	69,170
Johnson Matthey plc	1,951,336	69,028
DCC plc	890,495	68,749
Dixons Carphone plc	10,046,883	68,138
Randgold Resources Ltd.	937,978	66,569
Hammerson plc	7,932,897	66,273
Intertek Group plc	1,619,558	65,643
Travis Perkins plc	2,494,954	65,281
Ashtead Group plc	5,058,110	65,251
Berkeley Group Holdings plc	1,267,773	64,095
Provident Financial plc	1,472,831	61,952
3i Group plc	9,721,688	61,638
RSA Insurance Group plc	10,247,411	61,182
Rexam plc	7,083,434	60,735
Mondi plc	3,710,876	60,499
Royal Mail plc	9,199,122	60,479
Informa plc	6,558,987	59,651
Croda International plc	1,362,817	55,657
^ Wm Morrison Supermarkets plc	21,881,892	54,735
Smiths Group plc	3,944,438	53,365
Rightmove plc	921,949	52,605
^ Anglo American plc London Shares	13,111,283	52,298
Pennon Group plc	4,123,002	52,261
Betfair Group plc	824,995	51,655
Admiral Group plc	2,002,436	50,878
G4S plc	15,644,319	50,788
^ J Sainsbury plc	14,239,607	49,997
William Hill plc	8,909,040	49,598
DS Smith plc	9,433,156	49,357
Bellway plc	1,232,182	48,927
easyJet plc	2,195,874	48,676
Amlin plc	5,045,487	48,156
Segro plc	7,472,300	46,893
Derwent London plc	1,001,327	46,442
Inchcape plc	4,451,445	45,771
Halma plc	3,800,457	45,477
Howden Joinery Group plc	6,253,585	44,793
Schroders plc	1,141,050	44,583
Hargreaves Lansdown plc	2,190,257	42,700
Henderson Group plc	10,684,071	42,509
Tate & Lyle plc	4,720,340	42,297
2 Merlin Entertainments plc	7,116,020	42,184
Cobham plc	11,543,778	41,911
Rentokil Initial plc	18,330,454	41,041
Hiscox Ltd.	2,860,289	40,625
Meggitt plc	7,800,433	40,570
Coca-Cola HBC AG	1,980,621	40,559
Intu Properties plc	9,432,297	40,364
2 Auto Trader Group plc	7,128,212	40,016
Booker Group plc	16,624,957	39,564
Royal Dutch Shell plc Class A (Amsterdam Shares)	1,804,354	39,455
Hikma Pharmaceuticals plc	1,355,263	39,118
Greene King plc	3,095,802	38,997
Capital & Counties Properties plc	7,331,471	38,796
IG Group Holdings plc	3,677,860	38,584

Great Portland Estates plc	3,453,205	37,873
ICAP plc	5,387,832	37,272
Man Group plc	15,417,878	36,057
Aberdeen Asset Management plc	9,984,912	35,196
John Wood Group plc	3,705,045	34,247
Shaftesbury plc	2,800,675	33,621
Babcock International Group plc	2,546,375	33,369
UBM plc	4,413,815	33,019
RPC Group plc	3,029,433	32,544
Investec plc	5,093,448	32,405
* BTG plc	3,846,348	32,235
Micro Focus International plc	1,623,509	32,157
IMI plc	2,771,582	32,004
Spirax-Sarco Engineering plc	729,011	31,819
WH Smith plc	1,124,610	29,676
Aggreko plc	2,430,505	29,669
Petrofac Ltd.	2,593,671	29,558
Beazley plc	5,239,618	28,173
Phoenix Group Holdings	2,255,189	27,958
Essentra plc	2,647,567	27,823
Cable & Wireless Communications plc	28,107,938	27,709
Close Brothers Group plc	1,490,937	27,470
Intermediate Capital Group plc	3,260,362	27,179
Spectris plc	1,194,842	27,066
Berendsen plc	1,726,181	26,917
Weir Group plc	2,160,347	26,748
Regus plc	6,324,652	26,736
Britvic plc	2,533,107	26,152
AA plc	6,152,737	25,936
Hays plc	14,268,664	25,908
Daily Mail & General Trust plc	2,647,267	25,635
Jupiter Fund Management plc	4,225,823	25,152
* Balfour Beatty plc	6,977,265	25,020
* Just Eat plc	4,660,830	24,962
BBA Aviation plc	10,496,242	24,453
Moneysupermarket.com Group plc	4,933,035	23,869
* Thomas Cook Group plc	15,326,955	23,446
Amec Foster Wheeler plc	3,938,696	23,320
Playtech plc	2,121,917	23,319
* Tullow Oil plc	9,199,809	22,802
Greencore Group plc	4,087,351	22,705
Grafton Group plc	2,172,307	21,834
^ Polymetal International plc	2,579,519	21,273
Rotork plc	8,627,211	21,123
Saga plc	7,511,090	21,106
WS Atkins plc	1,014,921	20,962
UNITE Group plc	2,236,912	20,572
Crest Nicholson Holdings plc	2,480,046	20,281
QinetiQ Group plc	6,090,704	20,204
Antofagasta plc	3,609,958	19,700
SSP Group plc	4,784,929	19,536
Domino's Pizza Group plc	1,364,216	19,191
Ultra Electronics Holdings plc	698,861	19,015
Kennedy Wilson Europe Real Estate plc	1,180,191	18,823
Ladbrokes plc	10,234,542	18,646
UDG Healthcare plc	2,461,309	18,399
Bovis Homes Group plc	1,369,448	18,351

	National Express Group plc	4,199,716	18,184
	Victrex plc	808,620	17,951
	Lancashire Holdings Ltd.	2,006,755	17,939
	Michael Page International plc	3,050,047	17,711
	Fresnillo plc	1,705,331	17,652
	Kier Group plc	924,557	17,630
	Galliford Try plc	818,727	17,401
	Stagecoach Group plc	4,311,474	17,129
^	Carillion plc	4,331,525	17,023
	CRH plc (London Shares)	635,473	16,939
^	TalkTalk Telecom Group plc	5,365,953	16,819
	Dignity plc	488,595	16,406
	Home Retail Group plc	8,361,778	16,349
*	Firstgroup plc	12,262,693	16,332
	Big Yellow Group plc	1,454,073	16,014
*,^ Ocado Group plc		4,091,103	15,476
*	Sports Direct International plc	2,573,071	15,300
	Bodycote plc	1,951,365	15,262
	Go-Ahead Group plc	431,288	15,143
	Greggs plc	1,014,085	15,114
	Restaurant Group plc	1,977,366	15,065
^	Drax Group plc	4,150,453	14,980
	Jardine Lloyd Thompson Group plc	1,247,094	14,868
	HomeServe plc	2,566,807	14,861
	Mitie Group plc	3,602,865	14,556
	Cineworld Group plc	1,958,876	14,136
	Savills plc	1,309,161	14,126
	Elementis plc	4,591,566	14,101
	Indivior plc	6,425,977	13,911
	Redrow plc	2,183,446	13,877
	Paragon Group of Cos. plc	3,053,375	13,762
	LondonMetric Property plc	5,890,755	13,627
	Debenhams plc	12,127,790	13,617
	Laird plc	2,673,474	13,596
	Grainger plc	4,092,484	13,518
	Workspace Group plc	1,169,187	13,488
	Pets at Home Group plc	3,666,232	13,474
*	Serco Group plc	10,921,618	13,332
	Senior plc	4,226,721	13,225
	Electrocomponents plc	4,405,240	13,215
	Marston's plc	5,805,575	13,089
2	Spire Healthcare Group plc	2,781,182	12,866
	Al Noor Hospitals Group plc	772,709	12,814
	Tritax Big Box REIT plc	6,888,604	12,757
	Dechra Pharmaceuticals plc	889,522	12,706
	Dairy Crest Group plc	1,361,519	12,703
	Bwin Party Digital Entertainment plc	7,052,976	12,428
	Genus plc	599,848	12,311
	AVEVA Group plc	638,544	12,202
^	Ashmore Group plc	3,845,291	12,092
	Vesuvius plc	2,795,022	12,086
*	Cairn Energy plc	5,786,077	11,828
	Card Factory plc	2,361,742	11,755
	Dunelm Group plc	933,073	11,685
*,2 Wizz Air Holdings plc		430,292	11,651
^	Hansteen Holdings plc	7,276,954	11,538
	Synthomer plc	2,738,973	11,513

*,^ SVG Capital plc		1,638,946	11,487
	Tullett Prebon plc	2,369,684	11,411
	Ted Baker plc	260,756	11,170
	SIG plc	5,728,330	10,995
	Brewin Dolphin Holdings plc	2,721,139	10,874
2	John Laing Group plc	3,691,672	10,812
	Halfords Group plc	1,981,744	10,772
	Diploma plc	1,123,135	10,759
	Centamin plc	10,685,355	10,364
	Fidessa Group plc	384,079	10,320
	Virgin Money Holdings UK plc	2,271,589	10,225
	Mitchells & Butlers plc	2,413,217	10,019
	F&C Commercial Property Trust Ltd.	5,254,462	9,928
*	Vectura Group plc	4,098,536	9,844
	Renishaw plc	376,131	9,799
	St. Modwen Properties plc	1,750,955	9,697
	Interserve plc	1,412,278	9,446
	Entertainment One Ltd.	4,176,166	8,948
^	Telecom Plus plc	611,787	8,795
*	Ophir Energy plc	6,699,572	8,612
	Keller Group plc	733,821	8,584
	Morgan Advanced Materials plc	2,821,781	8,583
	NMC Health plc	621,589	8,581
	KCOM Group plc	5,118,228	8,502
	esure Group plc	2,372,604	8,502
2	Sophos Group plc	2,393,611	8,275
	J D Wetherspoon plc	844,840	8,159
	BGEO Group plc	320,359	8,111
	Computacenter plc	669,575	7,897
	International Personal Finance plc	2,230,031	7,689
	Countrywide plc	1,519,773	7,623
2	Zoopla Property Group plc	2,360,397	7,228
	UK Commercial Property Trust Ltd.	6,012,655	7,129
	Devro plc	1,622,230	6,927
*	Enterprise Inns plc	5,148,259	6,780
	N Brown Group plc	1,493,944	6,642
	Redefine International PLC	9,725,984	6,593
	SuperGroup plc	313,671	6,583
	Petra Diamonds Ltd.	5,158,626	6,532
	Northgate plc	1,350,404	6,447
	De La Rue plc	1,011,366	6,433
	Spirent Communications plc	6,025,906	6,379
	Foxtons Group plc	2,599,167	6,268
*	Melrose Industries plc	1,464,344	6,243
	Chesnara plc	1,288,954	6,013
	Hunting plc	1,358,828	5,988
	Helical Bar plc	999,091	5,747
	RPS Group plc	2,161,752	5,652
*	Aldermore Group plc	1,815,927	5,625
	Oxford Instruments plc	532,411	5,574
	Just Retirement Group plc	2,572,120	5,435
	Xaar plc	792,851	5,427
	Shanks Group plc	4,157,386	5,281
	Soco International plc	2,284,773	5,250
	Picton Property Income Ltd.	5,202,921	5,220
	Premier Farnell plc	3,618,356	5,202
	ITE Group plc	2,587,489	5,194

	Chemring Group plc			2,016,059	4,830
*,2 Shawbrook Group plc				1,128,724	4,780
	Acacia Mining plc			1,593,444	4,708
*,^ Allied Minds plc				1,101,355	4,455
*,^ Imagination Technologies Group plc				2,346,716	4,452
	Stobart Group Ltd.			2,965,609	4,342
*	Evraz plc			4,778,263	4,267
	Schroder REIT Ltd.			5,147,008	4,248
*	Mothercare plc			1,405,991	4,203
	Daejan Holdings plc			48,030	4,200
*,^ KAZ Minerals plc				2,475,275	4,082
	Cape plc			1,254,270	4,042
	OneSavings Bank plc			914,406	3,990
*,^ AO World plc				1,790,779	3,890
	Poundland Group plc			1,865,762	3,789
	888 Holdings plc			1,439,128	3,599
*	Premier Foods plc			6,691,168	3,563
	U & I Group plc			1,179,483	3,549
^	Vedanta Resources plc			994,838	3,488
	Speedy Hire plc			5,501,569	3,255
	Fenner plc			2,120,851	3,217
	Partnership Assurance Group plc			1,696,907	2,968
*	Lamprell plc			2,380,684	2,848
	Xchanging plc			977,938	2,643
*	Genel Energy plc			1,707,489	2,563
^	Lonmin plc			2,749,592	2,173
	Gem Diamonds Ltd.			1,115,315	1,878
*,^ EnQuest plc				6,923,623	1,544
*,^ Hochschild Mining plc				2,294,379	1,543
*	Premier Oil plc			4,957,312	1,342
^	Ferrexpo plc			1,168,471	289
*,^ Afren plc				7,677,368	195
*	Tritax Big Box REIT plc Rights Exp. 02/11/2016			626,236	54
	Johnson Matthey plc				—
					26,489,848
United States (0.0%)
	Equinix Inc.			892	277

Total Common Stocks (Cost $201,821,319)					182,054,965
		Coupon
Temporary Cash Investments (3.4%)[1]
Money Market Fund (3.3%)
[5,6] Vanguard Market Liquidity Fund		0.441%		6,091,189,587	6,091,190

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7,8	Federal Home Loan Bank Discount Notes	0.225%	2/12/16	10,000	9,999
7,9	Federal Home Loan Bank Discount Notes	0.370%	4/15/16	10,000	9,993
[7,8,9]	Federal Home Loan Bank Discount Notes	0.245%-0.370%	4/20/16	17,000	16,988
7,8	Federal Home Loan Bank Discount Notes	0.260%	4/27/16	10,000	9,992
[7,8,9]	Federal Home Loan Bank Discount Notes	0.290%-0.294%	4/29/16	25,000	24,980
7,8	Federal Home Loan Bank Discount Notes	0.371%	5/4/16	8,000	7,993
7,8	Federal Home Loan Bank Discount Notes	0.391%	5/27/16	15,000	14,983
7,9	Federal Home Loan Bank Discount Notes	0.521%	7/13/16	4,200	4,192

8,10	Freddie Mac Discount Notes	0.220%	4/15/16	10,500	10,493
9	United States Treasury Bill	0.386%	5/26/16	10,000	9,989
	United States Treasury Note/Bond	0.375%	5/31/16	14,954	14,949
					134,551
Total Temporary Cash Investments (Cost $6,225,745)					6,225,741
Total Investments (102.7%) (Cost $208,047,064)					188,280,706
Other Assets and Liabilities-Net (-2.7%)					(4,896,113)
Net Assets (100%)					183,384,593

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,736,524,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate value of these securities was $848,555,000, representing 0.5% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $5,071,123,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $87,639,000 have been segregated as initial margin for open futures contracts.
9 Securities with a value of $22,636,000 have been segregated as collateral for open forward currency contracts.
10 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the

Total International Stock Index Fund

fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	13,052,370	2,449,767	2,176
Common Stocks—Other	765,971	165,698,631	86,050
Temporary Cash Investments	6,091,190	134,551	—
Futures Contracts—Assets[1]	1,976	—	—
Forward Currency Contracts—Assets	—	485	—
Forward Currency Contracts—Liabilities	—	(23,293)	—
Total	19,911,507	168,260,141	88,226
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to

Total International Stock Index Fund

fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2016	11,613	380,495	(24,219)
Topix Index	March 2016	2,602	309,278	(31,473)
FTSE 100 Index	March 2016	3,492	297,551	4,832
S&P ASX 200 Index	March 2016	1,651	144,958	2,206
E-mini S&P 500 Index	March 2016	800	77,204	2,282
				(46,372)

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index, FTSE 100 Index, and E-mini S&P 500 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At January 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Total International Stock Index Fund

					Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	3/23/16	EUR	383,599	USD	424,285	(8,155)
Toronto-Dominion Bank	3/23/16	GBP	211,715	USD	320,702	(18,995)
BNP Paribas	3/15/16	JPY	32,120,301	USD	261,439	4,154
JPMorgan Chase Bank, N.A	3/22/16	AUD	206,805	USD	147,702	(1,696)
Bank of America, N.A.	3/15/16	JPY	10,187,434	USD	82,838	1,399
Citibank, N.A.	3/23/16	USD	10,678	EUR	9,759	91
UBS AG	3/15/16	USD	8,319	JPY	1,006,500	(4)
Citibank, N.A.	3/23/16	USD	8,136	GBP	5,465	348
UBS AG	3/22/16	USD	3,718	AUD	5,196	50
						(22,808)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At January 31, 2016, the counterparty had deposited in segregated accounts securities with a value of $6,174,000 in connection with amounts due to the fund for open forward currency contracts.

E. At January 31, 2016, the cost of investment securities for tax purposes was $208,511,919,000. Net unrealized depreciation of investment securities for tax purposes was $20,231,213,000, consisting of unrealized gains of $15,877,196,000 on securities that had risen in value since their purchase and $36,108,409,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Growth Fund

Schedule of Investments
As of January 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (48.0%)
Vanguard Total Stock Market Index Fund Investor Shares	107,273,214	5,138,387

International Stock Fund (32.2%)
Vanguard Total International Stock Index Fund Investor Shares	252,095,180	3,448,662

U.S. Bond Fund (13.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	136,868,318	1,468,597

International Bond Fund (6.1%)
Vanguard Total International Bond Index Fund Investor Shares	60,699,642	650,093

Total Investment Companies (Cost $8,195,292)		10,705,739
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.441% (Cost $811)	810,510	811

Total Investments (100.0%) (Cost $8,196,103)		10,706,550
Other Assets and Liabilities-Net (0.0%)		753
Net Assets (100%)		10,707,303
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2016, the cost of investment securities for tax purposes was $8,196,103,000. Net unrealized appreciation of investment securities for tax purposes was $2,510,447,000, consisting of unrealized gains of $2,584,721,000 on securities that had risen in value since their purchase and $74,274,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

LifeStrategy Growth Fund

			Current Period Transactions
	Oct. 31,		Proceeds			Jan. 31,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	1	—	811
Vanguard Total Bond Market
II Index Fund	1,569,701	34,011	133,240	9,482	2,362	1,468,597
Vanguard Total International
Bond Index Fund	658,681	21,290	35,973	3,718	—	650,093
Vanguard Total International
Stock Index Fund	3,570,338	225,671	2,660	26,492	—	3,448,662
Vanguard Total Stock Market
Index Fund	5,435,970	132,913	19,336	28,055	—	5,138,387
Total	11,234,690	413,885	191,209	67,748	2,362	10,706,550
1 Includes net realized gain (loss) on affiliated investment securities sold of $2,073,000. 2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Income Fund

Schedule of Investments
As of January 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (12.2%)
Vanguard Total Stock Market Index Fund Investor Shares	8,485,072	406,435

International Stock Fund (8.1%)
Vanguard Total International Stock Index Fund Investor Shares	19,692,118	269,388

U.S. Bond Fund (55.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	172,783,180	1,853,964

International Bond Fund (24.1%)
Vanguard Total International Bond Index Fund Investor Shares	75,059,382	803,886

Total Investments (100.0%) (Cost $3,129,541)		3,333,673
Other Assets and Liabilities-Net (0.0%)		321
Net Assets (100%)		3,333,994
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2016, the cost of investment securities for tax purposes was $3,129,541,000. Net unrealized appreciation of investment securities for tax purposes was $204,132,000, consisting of unrealized gains of $233,865,000 on securities that had risen in value since their purchase and $29,733,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

LifeStrategy Income Fund

			Current Period Transactions
			Proceeds			Jan. 31,
	Oct. 31, 2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Total Bond Market II
Index Fund Investor	1,861,895	31,158	37,404	11,365	2,791	1,853,964
Vanguard Total International
Bond Index Fund Investor	795,842	6,442	5,921	4,435	—	803,886
Vanguard Total International
Stock Index Fund Investor	270,281	26,586	2,226	1,976	—	269,388
Vanguard Total Stock Market
Index Fund Investor Share	409,679	34,847	7,842	2,084	—	406,435
Total	3,337,697	99,033	53,393	19,860	2,791	3,333,673
1 Includes net realized gain (loss) on affiliated investment securities sold of $517,000. 2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments
As of January 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (24.2%)
Vanguard Total Stock Market Index Fund Investor Shares	37,422,603	1,792,542

International Stock Fund (16.3%)
Vanguard Total International Stock Index Fund Investor Shares	87,880,677	1,202,208

U.S. Bond Fund (41.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	285,545,562	3,063,904

International Bond Fund (18.0%)
Vanguard Total International Bond Index Fund Investor Shares	124,170,477	1,329,866

Total Investments (100.0%) (Cost $6,320,498)		7,388,520
Other Assets and Liabilities-Net (0.0%)		(1,809)
Net Assets (100%)		7,386,711
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2016, the cost of investment securities for tax purposes was $6,320,498,000. Net unrealized appreciation of investment securities for tax purposes was $1,068,022,000, consisting of unrealized gains of $1,080,821,000 on securities that had risen in value since their purchase and $12,799,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

LifeStrategy Conservative Growth Fund

			Current Period Transactions
			Proceeds			Jan. 31,
	Oct. 31, 2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	1,072	NA2	NA2	1	—	—
Vanguard Total Bond Market II
Index Fund	3,172,554	67,743	172,965	19,262	4,739	3,063,904
Vanguard Total International
Bond Index Fund	1,352,839	26,983	62,353	7,526	—	1,329,866
Vanguard Total International
Stock Index Fund	1,214,130	108,465	5,287	9,154	—	1,202,208
Vanguard Total Stock Market
Index Fund	1,858,464	122,810	51,528	9,465	—	1,792,542
Total	7,599,059	326,001	292,133	45,408	4,739	7,388,520
1 Includes net realized gain (loss) on affiliated investment securities sold of $12,522,000. 2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments
As of January 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (36.2%)
Vanguard Total Stock Market Index Fund Investor Shares	89,874,347	4,304,981

International Stock Fund (24.3%)
Vanguard Total International Stock Index Fund Investor Shares	210,930,114	2,885,524

U.S. Bond Fund (27.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	304,751,557	3,269,984

International Bond Fund (12.0%)
Vanguard Total International Bond Index Fund Investor Shares	132,747,980	1,421,731

Total Investment Companies (Cost $9,504,282)		11,882,220
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.441% (Cost $4,023)	4,023,241	4,023

Total Investments (100.0%) (Cost $9,508,305)		11,886,243
Other Assets and Liabilities-Net (0.0%)		(2,088)
Net Assets (100%)		11,884,155
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2016, the cost of investment securities for tax purposes was $9,508,305,000. Net unrealized appreciation of investment securities for tax purposes was $2,377,938,000, consisting of unrealized gains of $2,405,270,000 on securities that had risen in value since their purchase and $27,332,000 in unrealized losses on securities that had fallen in value since their purchase.fe D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

LifeStrategy Moderate Growth Fund

			Current Period Transactions
	Oct. 31,		Proceeds			Jan. 31,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market Liquidity Fund	—	NA2	NA2	1	—	4,023
Vanguard Total Bond Market II
Index Fund	3,424,830	92,810	243,849	20,781	5,129	3,269,984
Vanguard Total International Bond
Index Fund	1,437,970	52,383	81,955	8,116	—	1,421,731
Vanguard Total International Stock
Index Fund	2,923,500	244,153	1,513	22,131	—	2,885,524
Vanguard Total Stock Market
Index Fund	4,487,633	189,218	33,496	23,108	—	4,304,981

Total	12,273,933	578,564	360,813	74,137	5,129	11,886,243
1 Includes net realized gain (loss) on affiliated investment securities sold of $4,973,000. 2 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 17, 2016
VANGUARD STAR FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 17, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.